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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 55.0%
U.S. Large Cap 55.0%

Columbia Contrarian Core Fund, Class I Shares (a)	959,564	$20,304,376
Columbia Disciplined Core Fund, Class I Shares (a)	2,346,709	22,645,743
Total		42,950,119
Total Equity Funds (Cost: $34,399,795)		$42,950,119

Fixed-Income Funds 39.2%
High Yield 4.1%
Columbia Income Opportunities Fund, Class I Shares (a)	337,707	3,184,575
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	84,457	756,735
Investment Grade 34.1%
Columbia Corporate Income Fund, Class I Shares (a)	341,053	3,325,269
Columbia Total Return Bond Fund, Class I Shares (a)	686,824	6,263,835

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	965,657	$5,272,487
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,035,967	11,778,942
Total		26,640,533
Total Fixed-Income Funds (Cost: $30,127,336)		$30,581,843

Alternative Investment Funds 4.0%
Columbia Diversified Absolute Return Fund, Class I Shares (a)	319,257	3,096,799
Total Alternative Investment Funds (Cost: $3,137,406)		$3,096,799

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.420% (a)(c)	1,359,584	1,359,584
Total Money Market Funds (Cost: $1,359,584)		$1,359,584
Total Investments
(Cost: $69,024,121) (d)		$77,988,345(e)
Other Assets & Liabilities, Net		52,141
Net Assets		$78,040,486

At March 31, 2016, cash totaling $90,250 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI FUT	19	USD	1,948,925	06/2016	29,053	—

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	13,981,568	3,489,110	(412,423)	(7,993)	17,050,262	—	20,304,376
Columbia Corporate Income Fund, Class I Shares	7,288,520	63,479	(3,923,796)	(122,994)	3,305,209	35,406	3,325,269
Columbia Disciplined Core Fund, Class I Shares	14,224,409	4,022,793	(898,686)	1,017	17,349,533	—	22,645,743
Columbia Disciplined Growth Fund, Class I Shares	3,186,894	4,486	(3,035,640)	(155,740)	—	—	—
Columbia Disciplined Value Fund, Class I Shares	1,272,224	1,944	(1,519,248)	245,080	—	—	—
Columbia Diversified Absolute Return Fund, Class I Shares	1,644,091	1,569,280	(71,558)	(4,407)	3,137,406	—	3,096,799
Columbia Income Opportunities Fund, Class I Shares	3,291,797	44,648	(74,931)	(7,565)	3,253,949	42,411	3,184,575
Columbia Inflation Protected Securities Fund, Class I Shares	778,794	3,922	(25,488)	(1,224)	756,004	—	756,735
Columbia Select Large Cap Growth Fund, Class I Shares	3,046,727	26,169	(2,395,591)	(677,305)	—	—	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Select Large-Cap Value Fund, Class I Shares	2,094,798	4,335	(2,229,651)	130,518	—	—	—
Columbia Short-Term Cash Fund	4,528,519	20,271	(3,189,206)	—	1,359,584	1,673	1,359,584
Columbia Total Return Bond Fund, Class I Shares	—	6,284,061	(120,996)	102	6,163,167	32,469	6,263,835
Columbia U.S. Government Mortgage Fund, Class I Shares	6,687,830	57,739	(1,539,775)	(22,449)	5,183,345	40,734	5,272,487
Columbia U.S. Treasury Index Fund, Class I Shares	9,685,591	2,323,229	(546,865)	3,707	11,465,662	36,682	11,778,942
Total	71,711,762	17,915,466	(19,983,854)	(619,253)	69,024,121	189,375	77,988,345

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $69,024,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,074,000
Unrealized Depreciation	(110,000)
Net Unrealized Appreciation	$8,964,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	42,950,119	—	—	42,950,119
Fixed-Income Funds	30,581,843	—	—	30,581,843
Alternative Investment Funds	3,096,799	—	—	3,096,799
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	1,359,584
Total Investments	76,628,761	—	—	77,988,345
Derivatives
Assets
Futures Contracts	29,053	—	—	29,053
Liabilities
Total	76,657,814	—	—	78,017,398

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 14.4%
Auto Components 2.4%
Delphi Automotive PLC	389,003	$29,183,005
Johnson Controls, Inc.	696,702	27,150,477
Total		56,333,482
Hotels, Restaurants & Leisure 1.8%
Aramark	389,898	12,913,422
Marriott International, Inc., Class A	144,680	10,298,322
McDonald’s Corp.	149,205	18,752,085
Total		41,963,829
Household Durables 0.8%
Newell Rubbermaid, Inc.	400,035	17,717,550
Media 4.6%
CBS Corp., Class B Non Voting	592,950	32,665,616
Comcast Corp., Class A	886,424	54,142,778
Liberty Global PLC, Class C (a)	511,940	19,228,466
Total		106,036,860
Specialty Retail 2.8%
Lowe’s Companies, Inc.	662,140	50,157,105
Michaels Companies, Inc. (The) (a)	517,134	14,464,238
Total		64,621,343
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	585,010	23,453,051
PVH Corp.	229,477	22,731,991
Total		46,185,042
TOTAL CONSUMER DISCRETIONARY		332,858,106
CONSUMER STAPLES 7.8%
Beverages 2.9%
Diageo PLC, ADR	219,642	23,692,783
PepsiCo, Inc.	421,378	43,182,817
Total		66,875,600
Food & Staples Retailing 3.6%
CVS Health Corp.	590,007	61,201,426
Walgreens Boots Alliance, Inc.	246,170	20,737,361
Total		81,938,787
Tobacco 1.3%
Philip Morris International, Inc.	311,810	30,591,679
TOTAL CONSUMER STAPLES		179,406,066

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.4%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	296,795	$21,888,631
Oil, Gas & Consumable Fuels 5.5%
Canadian Natural Resources Ltd.	975,705	26,344,035
Chevron Corp.	339,997	32,435,714
ConocoPhillips	274,960	11,072,639
EQT Corp.	146,420	9,848,209
Exxon Mobil Corp.	501,580	41,927,072
Noble Energy, Inc.	182,774	5,740,932
Total		127,368,601
TOTAL ENERGY		149,257,232
FINANCIALS 17.4%
Banks 6.8%
Citigroup, Inc.	1,481,462	61,851,038
JPMorgan Chase & Co.	984,653	58,311,151
Wells Fargo & Co.	757,498	36,632,603
Total		156,794,792
Capital Markets 3.1%
Bank of New York Mellon Corp. (The)	528,493	19,464,397
BlackRock, Inc.	103,779	35,344,014
Invesco Ltd.	572,300	17,609,671
Total		72,418,082
Consumer Finance 0.9%
American Express Co.	357,440	21,946,816
Diversified Financial Services 3.9%
Berkshire Hathaway, Inc., Class B (a)	471,676	66,921,391
McGraw Hill Financial, Inc.	234,195	23,180,621
Total		90,102,012
Insurance 1.1%
Aon PLC	233,461	24,385,002
Real Estate Investment Trusts (REITs) 1.6%
American Tower Corp.	215,280	22,038,214
Weyerhaeuser Co.	451,780	13,996,144
Total		36,034,358
TOTAL FINANCIALS		401,681,062
HEALTH CARE 16.9%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc. (a)	25,135	3,499,295

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Biogen, Inc. (a)	112,795	$29,362,795
Celgene Corp. (a)	277,359	27,760,862
Vertex Pharmaceuticals, Inc. (a)	177,488	14,108,521
Total		74,731,473
Health Care Equipment & Supplies 5.3%
Abbott Laboratories	776,606	32,485,429
Cooper Companies, Inc. (The)	128,745	19,822,868
Medtronic PLC	680,818	51,061,350
Zimmer Biomet Holdings, Inc.	178,935	19,079,839
Total		122,449,486
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	483,910	39,656,424
CIGNA Corp.	150,870	20,705,399
Total		60,361,823
Pharmaceuticals 5.8%
Allergan PLC (a)	74,468	19,959,658
Johnson & Johnson	517,123	55,952,709
Perrigo Co. PLC	54,255	6,940,842
Pfizer, Inc.	1,687,910	50,029,652
Total		132,882,861
TOTAL HEALTH CARE		390,425,643
INDUSTRIALS 8.7%
Aerospace & Defense 1.9%
Honeywell International, Inc.	402,820	45,135,981
Air Freight & Logistics 1.4%
FedEx Corp.	199,318	32,433,025
Electrical Equipment 0.7%
Eaton Corp. PLC	256,491	16,046,077
Industrial Conglomerates 2.1%
General Electric Co.	1,501,122	47,720,668
Professional Services 2.6%
Dun & Bradstreet Corp. (The)	129,720	13,371,538
Nielsen Holdings PLC	906,370	47,729,444
Total		61,100,982
TOTAL INDUSTRIALS		202,436,733

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 21.1%
Internet Software & Services 6.0%
Alphabet, Inc., Class A (a)	41,166	$31,405,541
Alphabet, Inc., Class C (a)	79,643	59,330,053
Facebook, Inc., Class A (a)	417,860	47,677,826
Total		138,413,420
IT Services 2.5%
Fidelity National Information Services, Inc.	253,170	16,028,193
First Data Corp., Class A (a)	95,867	1,240,519
MasterCard, Inc., Class A	437,836	41,375,502
Total		58,644,214
Semiconductors & Semiconductor Equipment 2.2%
Broadcom Ltd.	115,646	17,867,307
QUALCOMM, Inc.	303,545	15,523,291
Skyworks Solutions, Inc.	231,255	18,014,765
Total		51,405,363
Software 6.1%
Activision Blizzard, Inc.	1,437,735	48,652,952
Electronic Arts, Inc. (a)	274,803	18,167,226
Intuit, Inc.	118,785	12,354,828
Microsoft Corp.	1,129,452	62,379,634
Total		141,554,640
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	793,464	86,479,642
EMC Corp.	466,928	12,443,631
Total		98,923,273
TOTAL INFORMATION TECHNOLOGY		488,940,910
MATERIALS 1.3%
Chemicals 1.3%
Monsanto Co.	330,330	28,983,154
TOTAL MATERIALS		28,983,154
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
Verizon Communications, Inc.	1,300,036	70,305,947
TOTAL TELECOMMUNICATION SERVICES		70,305,947
UTILITIES 1.5%
Electric Utilities 0.9%
Edison International	306,833	22,058,224

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 0.6%
DTE Energy Co.	150,512	$13,645,418
TOTAL UTILITIES		35,703,642
Total Common Stocks (Cost: $2,058,252,203)		$2,279,998,495

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	50,939,141	$50,939,141
Total Money Market Funds (Cost: $50,939,141)		$50,939,141
Total Investments
(Cost: $2,109,191,344)		$2,330,937,636(d)
Other Assets & Liabilities, Net		(17,155,616)
Net Assets		$2,313,782,020

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,008,721	142,035,462	(128,105,042)	50,939,141	35,872	50,939,141

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	332,858,106	—	—	332,858,106
Consumer Staples	179,406,066	—	—	179,406,066
Energy	149,257,232	—	—	149,257,232
Financials	401,681,062	—	—	401,681,062
Health Care	390,425,643	—	—	390,425,643
Industrials	202,436,733	—	—	202,436,733
Information Technology	488,940,910	—	—	488,940,910
Materials	28,983,154	—	—	28,983,154
Telecommunication Services	70,305,947	—	—	70,305,947
Utilities	35,703,642	—	—	35,703,642
Total Common Stocks	2,279,998,495	—	—	2,279,998,495
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	50,939,141
Total Investments	2,279,998,495	—	—	2,330,937,636

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Long Government/Credit Bond Fund (formerly Columbia Variable Portfolio – Core Bond Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 41.2%

Aerospace & Defense 0.4%

Lockheed Martin Corp.
01/15/23	3.100%	$1,692,000	$1,754,917
05/15/36	4.500%	1,610,000	1,731,834
05/15/46	4.700%	2,344,000	2,620,899
Total			6,107,650
Automotive 0.5%
Ford Motor Co.
01/15/43	4.750%	2,605,000	2,613,529
General Motors Co.
04/01/35	5.000%	1,045,000	976,930
04/01/36	6.600%	2,080,000	2,288,809
04/01/46	6.750%	1,830,000	2,080,285
Total			7,959,553
Banking 10.8%
BNP Paribas SA Junior Subordinated (a)(b)
12/31/49	7.375%	3,100,000	2,999,250
Bank of America Corp.
01/11/23	3.300%	4,565,000	4,603,355
Subordinated
05/02/17	5.700%	2,425,000	2,521,867
Bank of New York Mellon Corp. (The) Junior Subordinated (a)
12/29/49	4.500%	9,326,000	8,416,715
Barclays PLC
01/12/26	4.375%	1,845,000	1,823,321
Capital One Bank USA NA Subordinated
02/15/23	3.375%	6,035,000	6,081,276
Citigroup, Inc. (a)
08/14/17	1.108%	14,005,000	13,948,112
Subordinated
06/09/16	0.906%	6,654,000	6,650,167
Discover Financial Services
04/27/22	5.200%	1,254,000	1,340,910
11/21/22	3.850%	3,060,000	3,030,499
Fifth Third Bancorp Junior Subordinated (a)
12/31/49	5.100%	5,745,000	5,170,500
HBOS PLC Subordinated (b)
05/21/18	6.750%	3,875,000	4,190,162
HSBC Holdings PLC
01/14/22	4.875%	2,120,000	2,319,238
HSBC Holdings PLC (a)
Junior Subordinated
12/31/49	6.375%	6,850,000	6,490,375
JPMorgan Chase & Co. Junior Subordinated (a)
12/31/49	6.100%	11,965,000	12,144,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

JPMorgan Chase Capital XXI Junior Subordinated (a)
02/02/37	1.563%	$528,000	$370,260
KeyCorp Capital I Junior Subordinated (a)
07/01/28	1.365%	5,523,000	4,431,655
Lloyds Bank PLC
05/14/18	1.750%	8,730,000	8,709,886
Lloyds Banking Group PLC Subordinated (b)
12/10/25	4.582%	9,310,000	9,126,941
M&T Bank Corp. Junior Subordinated
12/31/49	6.875%	4,766,000	4,783,872
Mellon Capital IV Junior Subordinated (a)
06/29/49	4.000%	180,000	133,650
PNC Financial Services Group, Inc. (The) Junior Subordinated (a)
12/31/49	4.850%	5,184,000	4,892,400
Santander Issuances SAU Subordinated
11/19/25	5.179%	3,600,000	3,478,864
Santander UK Group Holdings PLC (b)
Subordinated
09/15/25	4.750%	3,092,000	2,924,553
09/15/45	5.625%	1,044,000	980,159
Synchrony Financial
01/15/19	2.600%	2,260,000	2,264,827
U.S. Bancorp Subordinated
07/15/22	2.950%	11,269,000	11,567,200
Wells Fargo & Co. Junior Subordinated (a)
12/31/49	5.900%	25,697,000	26,042,316
Total			161,436,805
Construction Machinery 0.2%
John Deere Capital Corp. (a)
01/16/18	0.910%	3,265,000	3,261,304
Consumer Products 0.1%
Newell Rubbermaid, Inc.
04/01/21	3.150%	1,090,000	1,119,668
Diversified Manufacturing 3.2%
General Electric Co. (a)
Junior Subordinated
12/31/49	4.200%	116	112
12/31/49	5.000%	44,579,000	45,916,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing (continued)

United Technologies Corp.
06/01/42	4.500%	$2,325,000	$2,519,121
Total			48,435,603
Electric 4.5%
Arizona Public Service Co.
11/15/45	4.350%	1,550,000	1,667,182
Commonwealth Edison Co.
08/01/20	4.000%	5,300,000	5,739,248
11/15/45	4.350%	1,475,000	1,613,405
DTE Electric Co.
10/01/20	3.450%	4,010,000	4,281,172
Dominion Resources, Inc.
10/01/25	3.900%	1,432,000	1,472,798
Duke Energy Progress, Inc.
08/15/45	4.200%	2,600,000	2,758,005
Georgia Power Co.
09/01/40	4.750%	675,000	719,289
MidAmerican Energy Co.
10/15/24	3.500%	3,265,000	3,491,712
Nevada Power Co.
09/15/40	5.375%	1,535,000	1,827,418
Niagara Mohawk Power Corp. (b)
10/01/24	3.508%	3,060,000	3,164,159
Oncor Electric Delivery Co. LLC
06/01/22	4.100%	2,475,000	2,674,240
04/01/25	2.950%	4,943,000	4,884,317
PPL Capital Funding, Inc.
12/01/22	3.500%	1,340,000	1,390,568
06/01/23	3.400%	5,900,000	6,018,914
PacifiCorp
06/15/21	3.850%	4,305,000	4,675,661
Pacific Gas & Electric Co.
06/15/23	3.250%	4,562,000	4,725,648
03/01/26	2.950%	2,805,000	2,833,518
03/01/34	6.050%	2,310,000	2,945,566
Public Service Electric & Gas Co.
11/01/45	4.150%	1,745,000	1,840,680
San Diego Gas & Electric Co.
04/01/42	4.300%	2,230,000	2,409,040
Southern California Edison Co.
06/01/21	3.875%	2,971,000	3,230,318
09/01/40	4.500%	355,000	387,189
02/01/45	3.600%	1,980,000	1,900,054
Toledo Edison Co. (The)
05/15/37	6.150%	1,125,000	1,302,735
Total			67,952,836

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Finance Companies 0.4%

HSBC Finance Corp. Subordinated
01/15/21	6.676%	$5,680,000	$6,515,040
Food and Beverage 2.8%
Anheuser-Busch InBev Finance, Inc.
02/01/19	1.900%	968,000	981,823
02/01/23	3.300%	12,301,000	12,788,403
02/01/26	3.650%	8,893,000	9,351,994
02/01/36	4.700%	2,256,000	2,438,068
02/01/46	4.900%	1,133,000	1,266,198
Molson Coors Brewing Co.
05/01/42	5.000%	2,215,000	2,304,393
PepsiCo, Inc.
07/17/45	4.600%	5,501,000	6,201,921
04/14/46	4.450%	2,288,000	2,544,304
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	3,449,000	3,659,061
Total			41,536,165
Health Care 0.7%
Becton Dickinson and Co.
03/01/23	3.300%	2,080,000	2,119,029
05/15/24	3.875%	5,054,000	5,391,764
Express Scripts Holding Co.
02/25/26	4.500%	3,268,000	3,383,579
Total			10,894,372
Independent Energy 2.2%
Anadarko Petroleum Corp.
09/15/17	6.375%	6,825,000	7,143,966
03/15/26	5.550%	1,770,000	1,785,583
07/15/44	4.500%	885,000	694,228
03/15/46	6.600%	1,879,000	1,918,301
Cimarex Energy Co.
06/01/24	4.375%	2,555,000	2,515,740
Kerr-McGee Corp.
07/01/24	6.950%	2,985,000	3,159,506
Noble Energy, Inc.
05/01/21	5.625%	1,112,000	1,117,560
11/15/24	3.900%	899,000	846,212
11/15/43	5.250%	3,139,000	2,703,257
11/15/44	5.050%	2,559,000	2,179,513
Occidental Petroleum Corp. (c)
04/15/26	3.400%	2,930,000	2,957,981
04/15/46	4.400%	2,870,000	2,888,606
Woodside Finance Ltd. (b)
03/05/25	3.650%	3,370,000	3,122,851
Total			33,033,304
Integrated Energy 0.9%
BP Capital Markets PLC
03/17/22	3.062%	2,310,000	2,354,232

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Integrated Energy (continued)

Cenovus Energy, Inc.
10/15/19	5.700%	$2,770,000	$2,779,745
11/15/39	6.750%	2,395,000	2,293,078
09/15/42	4.450%	1,095,000	847,310
Chevron Corp.
12/05/22	2.355%	1,765,000	1,763,791
Mobil Corp.
08/15/21	8.625%	2,560,000	3,419,116
Total			13,457,272
Life Insurance 1.3%
American International Group, Inc.
02/15/24	4.125%	3,648,000	3,801,245
07/10/25	3.750%	938,000	936,882
04/01/26	3.900%	3,110,000	3,119,697
Massachusetts Mutual Life Insurance Co. Subordinated (b)
04/15/65	4.500%	1,500,000	1,399,500
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	4,115,000	5,580,969
MetLife, Inc. Junior Subordinated
08/01/39	10.750%	799,000	1,214,480
Teachers Insurance & Annuity Association of America Subordinated (b)
09/15/44	4.900%	2,750,000	2,939,381
Total			18,992,154
Media and Entertainment 0.4%
Scripps Networks Interactive, Inc.
06/15/22	3.500%	5,920,000	5,927,536
Metals 0.2%
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	2,220,000	2,220,000
Midstream 2.2%
Columbia Pipeline Group, Inc. (b)
06/01/25	4.500%	2,929,000	2,908,307
06/01/45	5.800%	6,325,000	6,406,377
Kinder Morgan Energy Partners LP
02/01/19	2.650%	1,993,000	1,968,402
03/01/21	3.500%	4,301,000	4,140,134
09/01/23	3.500%	395,000	357,865
Kinder Morgan, Inc.
12/01/17	2.000%	2,810,000	2,779,891
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	2,919,000	3,226,925
12/15/19	2.600%	3,583,000	3,392,546

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)

11/01/24	3.600%	$1,045,000	$901,166
10/15/25	4.650%	1,843,000	1,703,887
06/01/42	5.150%	2,402,000	1,868,994
02/15/45	4.900%	825,000	635,319
Southern Natural Gas Co. LLC
03/01/32	8.000%	2,142,000	2,263,929
Total			32,553,742
Natural Gas 1.5%
NiSource Finance Corp.
02/15/23	3.850%	3,461,000	3,629,447
12/15/40	6.250%	1,047,000	1,319,790
Sempra Energy
03/15/20	2.400%	2,530,000	2,539,035
11/15/20	2.850%	2,405,000	2,445,252
10/01/22	2.875%	5,220,000	5,159,698
11/15/25	3.750%	2,550,000	2,609,259
10/15/39	6.000%	4,115,000	4,697,314
Total			22,399,795
Oil Field Services 0.5%
Noble Holding International Ltd.
03/15/17	2.500%	3,920,000	3,709,300
Noble Holding International Ltd. (a)
03/16/18	5.000%	3,549,000	3,296,595
Total			7,005,895
Other Industry 0.1%
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,090,000	1,586,849
Pharmaceuticals 2.4%
Actavis Funding SCS
03/12/20	3.000%	3,090,000	3,177,163
03/15/22	3.450%	1,290,000	1,339,223
06/15/24	3.850%	9,259,000	9,704,645
03/15/35	4.550%	2,879,000	2,966,263
Actavis Funding SCS (a)
09/01/16	1.510%	1,360,000	1,361,322
Actavis Funding
03/15/45	4.750%	1,365,000	1,435,577
Forest Laboratories LLC (b)
02/01/19	4.375%	4,195,000	4,450,996
Gilead Sciences, Inc.
03/01/46	4.750%	1,342,000	1,468,942
Johnson & Johnson
12/05/33	4.375%	6,284,000	7,158,569
Novartis Capital Corp.
11/20/45	4.000%	3,167,000	3,389,418
Total			36,452,118

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty 1.5%

Berkshire Hathaway Finance Corp.
05/15/43	4.300%	$520,000	$549,985
Berkshire Hathaway, Inc.
03/15/26	3.125%	5,600,000	5,741,937
02/11/43	4.500%	663,000	724,461
CNA Financial Corp.
03/01/26	4.500%	3,385,000	3,431,445
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	2,127,000	2,306,368
Loews Corp.
04/01/26	3.750%	7,513,000	7,660,811
05/15/43	4.125%	439,000	418,193
Transatlantic Holdings, Inc.
11/30/39	8.000%	1,105,000	1,475,300
Total			22,308,500
Railroads 0.9%
BNSF Funding Trust I Junior Subordinated (a)
12/15/55	6.613%	3,748,000	4,047,840
Canadian Pacific Railway Co.
09/15/15	6.125%	1,730,000	1,854,922
Union Pacific Corp.
02/01/21	4.000%	549,000	601,018
03/15/24	3.750%	6,265,000	6,831,130
Total			13,334,910
Retailers 1.0%
CVS Health Corp. (b)
12/01/22	4.750%	10,596,000	11,890,164
CVS Pass-Through Trust (b)
08/11/36	4.163%	3,534,533	3,537,285
Total			15,427,449
Technology 0.4%
Hewlett Packard Enterprise Co. (b)
10/15/35	6.200%	2,380,000	2,341,791
10/15/45	6.350%	3,778,000	3,712,947
Total			6,054,738
Transportation Services 0.5%
FedEx Corp.
11/15/45	4.750%	3,849,000	4,073,508
04/01/46	4.550%	3,300,000	3,391,430
Total			7,464,938
Wirelines 1.6%
AT&T, Inc.
03/15/22	3.800%	2,069,000	2,180,281
04/01/24	4.450%	1,202,000	1,301,041
12/15/42	4.300%	2,140,000	1,958,764
05/15/46	4.750%	4,528,000	4,416,869
Verizon Communications, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

09/15/23	5.150%	$7,731,000	$8,923,221
03/15/34	5.050%	3,634,000	3,938,758
09/15/43	6.550%	1,470,000	1,936,324
Total			24,655,258
Total Corporate Bonds & Notes (Cost: $603,403,210)			$618,093,454

Residential Mortgage-Backed Securities - Agency 5.4%

Federal Home Loan Mortgage Corp.
08/01/24	8.000%	7,824	8,942
01/01/25	9.000%	2,397	2,725
09/01/28- 04/01/33	6.000%	169,389	193,175
04/01/30- 04/01/32	7.000%	82,210	98,080
06/01/33	5.500%	85,675	96,618
Federal Home Loan Mortgage Corp. (d)
07/01/37	6.000%	2,479,308	2,853,840
Federal National Mortgage Association
11/01/21- 04/01/22	8.000%	3,308	3,633
04/01/23	8.500%	2,583	2,715
06/01/24	9.000%	5,224	5,699
02/01/27- 09/01/31	7.500%	33,647	38,612
10/01/28- 08/01/35	6.000%	2,083,581	2,411,560
02/01/29- 09/01/36	5.500%	4,276,482	4,859,033
05/01/29- 07/01/38	7.000%	2,863,724	3,439,042
01/01/31	2.500%	4,780,887	4,925,388
08/01/40	4.500%	6,412,603	6,999,077
03/01/41- 05/01/43	3.500%	5,025,044	5,298,200
05/01/41	5.000%	1,063,334	1,179,540
09/01/41- 09/01/45	4.000%	14,610,171	15,633,983
CMO Series 2013-121 Class KD
08/25/41	3.500%	15,511,026	16,292,909
Federal National Mortgage Association (c)
04/13/46	4.500%	12,500,000	13,601,563
Government National Mortgage Association (c)
04/20/46	3.500%	3,400,000	3,593,375
Total Residential Mortgage-Backed Securities - Agency (Cost: $80,528,822)			$81,537,709

Residential Mortgage-Backed Securities - Non-Agency 2.1%

BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)
10/26/35	2.862%	4,320,977	4,320,373

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2015-A Class A4
06/25/58	4.250%	$2,136,410	$2,216,875
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2012-7 Class 12A1
03/25/36	2.837%	249,616	247,084
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	145,675	145,792
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	48,468	48,504
Jefferies Resecuritization Trust CMO Series 2009-R6 Class 6A1 (a)(b)
10/26/35	2.761%	2,973,033	3,001,429
New Residential Mortgage Loan Trust (b)
CMO Series 2014-1A Class A
01/25/54	3.750%	4,396,153	4,522,664
CMO Series 2015-1A Class A3
05/28/52	3.750%	2,090,209	2,137,998
Series 2014-2A Class A3
05/25/54	3.750%	2,178,155	2,241,090
Nomura Asset Acceptance Corp. Alternative Loan Trust (a)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	57,793	58,085
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	366,022	367,858
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1 (a)(b)
08/26/35	2.785%	5,942,705	5,939,092
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (a)
12/25/34	5.240%	5,903	5,996
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)
08/25/33	2.475%	5,880,041	5,971,370
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $31,588,923)			$31,224,210

Commercial Mortgage-Backed Securities - Non-Agency 7.8%

American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	5,797,537	5,991,878
Series 2014-SFR3 Class A
12/17/36	3.678%	6,739,735	6,913,299
Series 2015-SFR2 Class A
10/17/45	3.732%	729,869	749,917
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	10,091,190	10,191,075

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	$9,528,697	$9,494,402
Commercial Mortgage Trust
Series 2007-C9 Class AM
12/10/49	5.650%	10,745,000	11,106,568
Series 2015-CR22 Class A5
03/10/48	3.309%	1,940,000	2,015,978
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	863,691
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (a)
06/15/39	5.699%	5,407,835	5,529,875
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (b)
09/18/39	5.467%	572,540	572,209
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (b)
07/10/44	4.537%	6,960,000	7,720,632
GS Mortgage Securities Corp. II Series 2015-GC30 Class A3
05/10/50	3.119%	5,000,000	5,163,627
GS Mortgage Securities Trust Series 2015-GC34 Class A4
10/10/48	3.506%	2,550,000	2,679,010
Invitation Homes Trust Series 2015-SFR3 Class A (a)(b)
08/17/32	1.737%	5,151,726	5,037,676
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4
02/15/48	3.179%	1,765,000	1,818,571
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A3
05/15/45	3.507%	3,971,000	4,250,796
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)
07/15/44	5.897%	10,920,000	11,288,543
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	2,154,780	2,200,132
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	1,125,000	1,140,662
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.794%	2,894,000	2,957,330
Series 2010-GG10 Class A4B
08/15/45	5.794%	1,580,000	1,631,689
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	1,415,000	1,501,204
Wells Fargo Commercial Mortgage Trust

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2015-C26 Class A4
02/15/48	3.166%	$1,780,000	$1,826,558
Series 2015-C27 Class A4
02/15/48	3.190%	3,350,000	3,452,374
Series 2015-C28 Class A3
05/15/48	3.290%	6,000,000	6,220,639
Series 2015-LC20 Class A4
04/15/50	2.925%	3,750,000	3,787,114
Series 2015-LC20 Class A5
04/15/50	3.184%	1,350,000	1,385,520

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $119,306,236)			$117,490,969

Asset-Backed Securities - Non-Agency 10.0%
ARI Fleet Lease Trust
Series 2014-A Class A2 (b)
11/15/22	0.810%	2,120,619	2,117,864
Ascentium Equipment Receivables
Series 2015-1A Class A2 (b)
07/10/17	1.150%	930,209	929,933
Avis Budget Rental Car Funding AESOP LLC
Series 2015-2A Class A (b)
12/20/21	2.630%	3,185,000	3,177,523
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	2,700,000	2,727,929
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	0.966%	1,125,000	1,124,418
Cabela’s Master Credit Card Trust
Series 2014-1 Class A (a)
03/16/20	0.786%	1,668,000	1,666,968
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/23	2.080%	11,090,000	11,220,601
Series 2015-A8 Class A8
08/15/23	2.050%	2,925,000	2,952,486
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/20	1.630%	3,595,000	3,617,197
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.691%	963,358	968,801
Series 2012-2A Class A
05/07/24	0.891%	531,681	531,630
Series 2013-1A Class A
01/07/25	0.891%	791,129	789,584
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
01/23/23	2.880%	9,345,000	9,771,232
Series 2014-A5 Class A5
06/07/23	2.680%	1,980,000	2,034,769
Series 2014-A6 Class A6

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
07/15/21	2.150%	$1,305,000	$1,333,297
Countrywide Home Equity Loan Trust
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	258,991	256,132
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	260,613	259,067
Discover Card Execution Note Trust
Series 2012-A6 Class A6
01/18/22	1.670%	1,310,000	1,316,982
Series 2015-A2 Class A
10/17/22	1.900%	12,150,000	12,239,326
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	699,262	698,666
Series 2015-1 Class A2
09/20/20	1.300%	2,596,229	2,580,587
Series 2015-2 Class A2
02/22/21	1.590%	2,295,000	2,286,167
Ford Credit Auto Owner Trust (b)
Series 2014-2 Class A
04/15/26	2.310%	5,785,000	5,837,286
Series 2015-1 Class A
07/15/26	2.120%	8,995,000	9,003,514
Series 2015-2 Class A
01/15/27	2.440%	2,655,000	2,691,507
Ford Credit Floorplan Master Owner Trust
Series 2013-2 Class A (b)
03/15/22	2.090%	3,590,000	3,594,330
GE Dealer Floorplan Master Note Trust
Series 2015-1 Class A (a)
01/20/20	0.932%	5,070,000	5,021,281
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	4,662,226	4,665,694
Series 2015-3 Class A3
03/20/19	1.690%	1,720,000	1,724,849
GreatAmerica Leasing Receivables Funding LLC
Series 2015-1 Class A2 (b)
06/20/17	1.120%	1,766,812	1,764,915
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.992%	4,068,163	4,070,928
Series 2014-1 Class A
04/10/28	0.842%	1,253,649	1,254,190
Hertz Vehicle Financing II LP
Series 2015-3A Class A (b)
09/25/21	2.670%	2,750,000	2,795,959
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	1,386,789	1,385,853
Series 2015-3 Class A3
04/18/19	1.270%	5,270,000	5,275,352
Hyundai Floorplan Master Owner Trust
Series 2013-1A Class A (a)(b)
05/15/18	0.786%	8,135,000	8,135,462

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
MMAF Equipment Finance LLC
Series 2014-AA Class A2 (b)
04/10/17	0.520%	$926,700	$926,398
Navitas Equipment Receivables LLC
Series 2015-1 Class A2 (b)
11/15/18	2.120%	4,621,219	4,635,400
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
10/15/20	1.340%	1,630,000	1,629,071
Nissan Auto Receivables Owner Trust (a)
Series 2015-A Class A1
01/15/20	0.836%	3,615,000	3,606,190
PFS Tax Lien Trust
Series 2014-1 Class NOTE (b)
04/15/16	1.440%	1,379,541	1,378,670
SLM Student Loan Trust
Series 2014-2 Class A1 (a)
07/25/19	0.683%	372,980	372,656
Toyota Auto Receivables Owner Trust
Series 2015-C Class A3
06/17/19	1.340%	5,635,000	5,661,614
Wheels SPV 2 LLC
Series 2015-1A Class A2 (b)
04/22/24	1.270%	740,000	736,830
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	2,165,000	2,185,379
Series 2015-B Class A
06/17/24	2.550%	5,010,000	5,097,222
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	2,275,000	2,282,588

Total Asset-Backed Securities - Non-Agency (Cost: $149,429,624)			$150,334,297

U.S. Treasury Obligations 28.5%
U.S. Treasury
04/15/16	0.250%	13,500,000	13,499,871
05/15/16	0.250%	41,100,000	41,098,123
09/15/16	0.875%	10,000,000	10,019,530
02/28/18	0.750%	62,002,000	62,016,508
12/15/18	1.250%	847,000	856,529
01/15/19	1.125%	45,060,000	45,412,031
02/15/19	0.750%	36,541,000	36,432,510
03/15/19	1.000%	9,359,000	9,395,556
02/28/21	1.125%	40,289,400	40,124,133
02/28/23	1.500%	12,958,300	12,922,367
02/15/26	1.625%	47,615,300	46,930,830
11/15/45	3.000%	40,165,800	43,361,793
U.S. Treasury (e)
STRIPS
11/15/18	0.000%	19,436,000	19,013,539
11/15/19	0.000%	11,055,900	10,626,633
02/15/40	0.000%	38,410,800	20,687,058
11/15/41	0.000%	13,661,000	6,921,004

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
05/15/43	0.000%	$19,069,000	$9,164,600

Total U.S. Treasury Obligations (Cost: $420,670,016)			$428,482,615

U.S. Government & Agency Obligations 0.9%
Residual Funding Corp. (e)
STRIPS
01/15/30	0.000%	8,428,000	5,737,765
04/15/30	0.000%	10,960,000	7,404,105

Total U.S. Government & Agency Obligations (Cost: $12,806,548)			$13,141,870

Foreign Government Obligations(f) 2.3%
Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%	839,000	880,163

France 0.4%
Electricite de France SA (b)
10/13/55	5.250%	5,818,000	5,704,101

Mexico 1.3%
Mexico Government International Bond
03/15/22	3.625%	7,738,000	7,989,485
Petroleos Mexicanos
03/01/18	5.750%	8,930,000	9,398,825
06/15/35	6.625%	2,195,000	2,107,200
Total			19,495,510

Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	965,000	1,230,375

Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	675,000	840,375

Philippines —%
Philippine Government International Bond
10/23/34	6.375%	270,000	381,201

Qatar 0.3%
Nakilat, Inc. (b)
12/31/33	6.067%	4,267,000	4,800,375

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f) (continued)
Qatar (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III (b)
09/30/16	5.832%	$276,555	$282,299
Total			5,082,674

Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%	725,000	619,875

Total Foreign Government Obligations (Cost: $34,638,776)			$34,234,274

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.6%
California 0.9%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	3,310,000	4,177,518
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	6,170,000	9,423,873
Total			13,601,391
Illinois 0.3%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	2,320,000	2,475,162
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	625,000	732,069
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B
01/01/33	7.375%	550,000	561,572
Total			3,768,803

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky 0.2%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	$2,221,810	$2,252,448

Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	3,315,000	3,701,827

Total Municipal Bonds (Cost: $22,019,168)			$23,324,469

Issuer	Coupon Rate	Shares	Value

Preferred Debt 0.6%
Banking 0.5%
M&T Bank Corp. (a)
12/31/49	6.375%	270	$292,950
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	166,100	4,836,832
U.S. Bancorp (a)
12/31/49	6.500%	102,629	3,019,345
Total			8,149,127
Property & Casualty 0.1%
Allstate Corp. (The) (a)
01/15/53	5.100%	36,723	957,369

Total Preferred Debt (Cost: $8,079,450)			$9,106,496

		Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.420% (g)(h)		2,919,290	$2,919,290

Total Money Market Funds (Cost: $2,919,290)			$2,919,290

Total Investments (Cost: $1,485,390,063) (i)			$1,509,889,653(j)
Other Assets & Liabilities, Net			(8,952,261)
Net Assets			$1,500,937,392

At March 31, 2016, securities totaling $1,679,818 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	77	USD	10,040,078	06/2016	64,471	—
US 10YR NOTE (CBT)	121	USD	15,777,266	06/2016	—	(74,863)
US 2YR NOTE (CBT)	105	USD	22,968,750	06/2016	—	(3,481)
US 2YR NOTE (CBT)	808	USD	176,750,000	06/2016	—	(109,361)
US 5YR NOTE (CBT)	865	USD	104,806,914	06/2016	167,007	—
US 5YR NOTE (CBT)	192	USD	23,263,500	06/2016	129,474	—
Total			353,606,508		360,952	(187,705)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10yr Ultra Fut	(198)	USD	(27,868,500)	06/2016	—	(152,345)
US 10yr Ultra Fut	(318)	USD	(44,758,500)	06/2016	122,537	—
US LONG BOND(CBT)	(17)	USD	(2,795,438)	06/2016	—	(20,754)
US LONG BOND(CBT)	(67)	USD	(11,017,312)	06/2016	38,963	—
US ULTRA BOND (CBT)	(32)	USD	(5,521,000)	06/2016	107,936	—
Total			(91,960,750)		269,436	(173,099)

Credit Default Swap Contracts Outstanding at March 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	McDonald’s Corp.	12/20/2020	1.000	4,435,000	(149,397)	110,793	(1,355)	—	(39,959)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	1,825,000	24,702	34,584	(558)	58,728	—
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	3,665,000	(15,416)	(8,131)	(1,120)	—	(24,667)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	1,100,000	(1,329)	(2,441)	(336)	—	(4,106)
JPMorgan	Morgan Stanley	12/20/2020	1.000	7,200,000	(8,700)	19,236	(2,200)	8,336	—
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	2,195,000	1,773	(10,704)	(671)	—	(9,602)
Total								67,064	(78,334)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At March 31, 2016, the value of these securities amounted to $228,129,540 or 15.20% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Zero coupon bond.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,950,743	86,881,477	(89,912,930)	2,919,290	12,477	2,919,290

(i)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $1,485,390,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,059,000
Unrealized Depreciation	(7,559,000)
Net Unrealized Appreciation	$24,500,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	618,093,454	—	618,093,454
Residential Mortgage-Backed Securities - Agency	—	81,537,709	—	81,537,709
Residential Mortgage-Backed Securities - Non-Agency	—	31,224,210	—	31,224,210
Commercial Mortgage-Backed Securities - Non-Agency	—	117,490,969	—	117,490,969
Asset-Backed Securities - Non-Agency	—	150,334,297	—	150,334,297
U.S. Treasury Obligations	362,069,781	66,412,834	—	428,482,615
U.S. Government & Agency Obligations	—	13,141,870	—	13,141,870
Foreign Government Obligations	—	34,234,274	—	34,234,274
Municipal Bonds	—	23,324,469	—	23,324,469
Preferred Debt	9,106,496	—	—	9,106,496
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	2,919,290
Total Investments	371,176,277	1,135,794,086	—	1,509,889,653
Derivatives
Assets
Futures Contracts	630,388	—	—	630,388
Swap Contracts	—	67,064	—	67,064
Liabilities
Futures Contracts	(360,804)	—	—	(360,804)
Swap Contracts	—	(78,334)	—	(78,334)
Total	371,445,861	1,135,782,816	—	1,510,147,967

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Diversified Absolute Return Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 31.3%
CONSUMER DISCRETIONARY 6.4%
Auto Components 0.1%
Magna International, Inc. (a)	6,237	$267,941
Diversified Consumer Services 0.1%
ServiceMaster Global Holdings, Inc. (a)(b)	4,656	175,438
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc. (a)	6,661	441,624
Norwegian Cruise Line Holdings Ltd. (a)(b)	12,717	703,123
Starwood Hotels & Resorts Worldwide, Inc.	13,710	1,143,826
Total		2,288,573
Household Durables 0.8%
Jarden Corp. (b)	25,416	1,498,273
Mohawk Industries, Inc. (a)(b)	833	159,020
Newell Rubbermaid, Inc. (a)	12,477	552,606
Total		2,209,899
Internet & Catalog Retail 1.5%
Amazon.com, Inc. (a)(b)	3,550	2,107,422
Ctrip.com International Ltd., ADR (a)(b)	11,285	499,474
Expedia, Inc. (a)	8,717	939,867
Lands’ End, Inc. (a)(b)	16,005	408,288
Total		3,955,051
Media 1.3%
Cinemark Holdings, Inc. (a)	8,959	321,001
Comcast Corp., Class A (a)	26,369	1,610,619
DISH Network Corp., Class A (a)(b)	21,643	1,001,205
Liberty Global PLC, Class A (a)(b)	6,968	268,268
News Corp., Class A	29,357	374,889
Total		3,575,982
Multiline Retail 0.2%
Hudson’s Bay Co.	15,401	227,561
Target Corp. (a)	4,409	362,773
Total		590,334
Specialty Retail 1.2%
Burlington Stores, Inc. (a)(b)	4,193	235,814
Cabela’s, Inc. (a)(b)	11,675	568,456
Foot Locker, Inc. (a)	3,790	244,455

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
GameStop Corp., Class A (a)	9,733	$308,828
GNC Holdings, Inc., Class A (a)	11,440	363,220
Home Depot, Inc. (The) (a)	5,465	729,195
Signet Jewelers Ltd. (a)	1,830	226,975
Williams-Sonoma, Inc. (a)	12,200	667,828
Total		3,344,771
Textiles, Apparel & Luxury Goods 0.3%
Nike, Inc., Class B	4,776	293,581
Sequential Brands Group, Inc. (b)	71,032	453,894
Total		747,475
TOTAL CONSUMER DISCRETIONARY		17,155,464
CONSUMER STAPLES 1.2%
Beverages 0.3%
Constellation Brands, Inc., Class A (a)	1,353	204,425
Molson Coors Brewing Co., Class B (a)	2,093	201,305
PepsiCo, Inc. (a)	2,443	250,358
Total		656,088
Food & Staples Retailing 0.3%
CVS Health Corp. (a)	2,636	273,432
Kroger Co. (The) (a)	7,870	301,028
SYSCO Corp. (a)	3,318	155,050
Total		729,510
Food Products 0.3%
Amplify Snack Brands, Inc. (a)(b)	6,603	94,555
Mondelez International, Inc., Class A (a)	3,506	140,661
Pilgrim’s Pride Corp. (a)(b)	19,143	486,232
Tyson Foods, Inc., Class A (a)	1,616	107,723
WhiteWave Foods Co. (The) (a)(b)	2,268	92,171
Total		921,342
Household Products 0.1%
Energizer Holdings, Inc. (a)	3,831	155,194
Personal Products —%
Nu Skin Enterprises, Inc., Class A (a)	1,028	39,321
Tobacco 0.2%
Altria Group, Inc. (a)	4,124	258,410

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc. (a)	3,680	$361,044
Total		619,454
TOTAL CONSUMER STAPLES		3,120,909
ENERGY 1.1%
Energy Equipment & Services 0.2%
Halliburton Co. (a)	5,482	195,817
Transocean Ltd.	26,888	245,756
Weatherford International PLC (b)	12,121	94,302
Total		535,875
Oil, Gas & Consumable Fuels 0.9%
Anadarko Petroleum Corp. (a)	1,979	92,162
BP PLC, ADR (a)	9,458	285,442
California Resources Corp.	195	201
Canadian Natural Resources Ltd. (a)	7,598	205,146
ConocoPhillips (a)	2,857	115,051
EOG Resources, Inc. (a)	1,722	124,983
Exxon Mobil Corp. (a)	3,921	327,756
Kinder Morgan, Inc. (a)	8,232	147,023
Marathon Petroleum Corp. (a)	2,504	93,099
Noble Energy, Inc. (a)	3,214	100,952
Occidental Petroleum Corp. (a)	2,086	142,745
PBF Energy, Inc., Class A (a)	1,069	35,491
Royal Dutch Shell PLC, ADR, Class A (a)	2,523	122,239
Suncor Energy, Inc. (a)	5,002	139,106
Valero Energy Corp. (a)	2,161	138,607
Williams Companies, Inc. (The) (a)	3,046	48,949
World Fuel Services Corp. (a)	3,515	170,759
WPX Energy, Inc. (b)	39,118	273,435
Total		2,563,146
TOTAL ENERGY		3,099,021
FINANCIALS 3.9%
Banks 0.9%
Bank of America Corp. (a)	33,984	459,464
Citigroup, Inc. (a)	13,182	550,348
Fifth Third Bancorp (a)	18,537	309,382
PacWest Bancorp (a)	8,651	321,385
Wells Fargo & Co.	14,933	722,160
Total		2,362,739

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 0.3%
Bank of New York Mellon Corp. (The) (a)	5,252	$193,431
Invesco Ltd. (a)	14,830	456,319
Morgan Stanley (a)	10,607	265,281
Total		915,031
Consumer Finance 0.1%
Synchrony Financial (b)	10,813	309,901
Diversified Financial Services 0.1%
Intercontinental Exchange, Inc. (a)	1,236	290,633
Insurance 1.2%
Aflac, Inc. (a)	11,946	754,270
American International Group, Inc. (a)	6,040	326,462
Assured Guaranty Ltd. (a)	16,839	426,027
Everest Re Group Ltd. (a)	782	154,390
Lincoln National Corp. (a)	576	22,579
Marsh & McLennan Companies, Inc.	5,664	344,315
MetLife, Inc. (a)	10,298	452,494
Prudential Financial, Inc. (a)	4,917	355,106
Validus Holdings Ltd. (a)	6,797	320,750
Total		3,156,393
Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate Equities, Inc. (a)	6,015	546,703
CBL & Associates Properties, Inc. (a)	27,392	325,965
Empire State Realty Trust, Inc., Class A (a)	20,818	364,940
Lamar Advertising Co. Class A (a)	8,710	535,665
Outfront Media, Inc. (a)	23,240	490,364
Total		2,263,637
Real Estate Management & Development 0.3%
St. Joe Co. (The) (b)	41,505	711,811
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd. (a)(b)	16,786	349,149
TOTAL FINANCIALS		10,359,294
HEALTH CARE 5.8%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc. (a)(b)	5,779	804,552

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Alkermes PLC (a)(b)	18,200	$622,258
Arrowhead Research Corp. (b)	130,285	627,974
BioMarin Pharmaceutical, Inc. (a)(b)	10,706	883,031
Bluebird Bio, Inc. (a)(b)	17,564	746,470
Blueprint Medicines Corp. (a)(b)	30,340	547,637
Curis, Inc. (b)	289,870	466,691
Dynavax Technologies Corp. (a)(b)	32,668	628,532
Novavax, Inc. (a)(b)	176,401	910,229
Regulus Therapeutics, Inc. (b)	102,815	712,508
Spark Therapeutics, Inc. (a)(b)	24,170	713,257
Ultragenyx Pharmaceutical, Inc. (b)	7,975	504,897
Vertex Pharmaceuticals, Inc. (a)(b)	6,737	535,524
Total		8,703,560
Health Care Equipment & Supplies 0.6%
DENTSPLY SIRONA, Inc. (a)	6,415	395,356
Entellus Medical, Inc. (a)(b)	4,871	88,604
Medtronic PLC (a)	10,611	795,825
PG&E Corp. (a)	793	47,358
Zimmer Biomet Holdings, Inc. (a)	2,948	314,345
Total		1,641,488
Health Care Providers & Services 1.0%
Aetna, Inc. (a)	3,490	392,102
AmerisourceBergen Corp. (a)	4,722	408,689
Centene Corp. (b)	8,650	532,581
CIGNA Corp. (a)	2,976	408,426
Express Scripts Holding Co. (a)(b)	2,815	193,362
Humana, Inc. (a)	2,695	493,050
Laboratory Corp. of America Holdings (a)(b)	2,423	283,806
Total		2,712,016
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. (a)	2,232	316,029
Pharmaceuticals 0.9%
Allergan PLC (a)(b)	2,988	800,874
Bristol-Myers Squibb Co.	10,575	675,531
Endo International PLC (a)(b)	2,949	83,014
GW Pharmaceuticals PLC ADR (a)(b)	1,209	87,229
Pfizer, Inc. (a)	12,548	371,923

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd., ADR (a)	5,512	$294,947
Total		2,313,518
TOTAL HEALTH CARE		15,686,611
INDUSTRIALS 4.2%
Aerospace & Defense 1.3%
Boeing Co. (The) (a)	396	50,268
Honeywell International, Inc. (a)	4,222	473,075
Huntington Ingalls Industries, Inc. (a)	2,191	300,036
Lockheed Martin Corp. (a)	5,058	1,120,347
Northrop Grumman Corp. (a)	5,816	1,150,987
Spirit AeroSystems Holdings, Inc., Class A (a)(b)	7,195	326,365
Total		3,421,078
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B (a)	3,181	335,500
Airlines 0.7%
Alaska Air Group, Inc. (a)	12,625	1,035,503
American Airlines Group, Inc. (a)	4,425	181,469
Delta Air Lines, Inc. (a)	7,713	375,469
United Continental Holdings, Inc. (a)(b)	6,326	378,674
Total		1,971,115
Electrical Equipment 0.2%
Rockwell Automation, Inc. (a)	4,415	502,206
Industrial Conglomerates 0.1%
Carlisle Companies, Inc. (a)	3,654	363,573
Machinery 0.9%
FANUC Corp., ADR	25,295	653,497
Ingersoll-Rand PLC (a)	11,829	733,516
Snap-On, Inc. (a)	1,399	219,629
Xylem, Inc.	19,280	788,552
Total		2,395,194
Professional Services 0.2%
Dun & Bradstreet Corp. (The) (a)	1,995	205,644

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
ManpowerGroup, Inc. (a)	2,509	$204,283
Total		409,927
Road & Rail 0.6%
CSX Corp. (a)	21,610	556,458
JB Hunt Transport Services, Inc. (a)	3,645	307,055
Kansas City Southern (a)	4,500	384,525
Union Pacific Corp. (a)	5,735	456,219
Total		1,704,257
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc. (a)(b)	5,532	182,943
TOTAL INDUSTRIALS		11,285,793
INFORMATION TECHNOLOGY 6.9%
Communications Equipment 0.8%
Cisco Systems, Inc. (a)	14,693	418,310
F5 Networks, Inc. (a)(b)	3,665	387,940
Palo Alto Networks, Inc. (a)(b)	8,441	1,377,065
Total		2,183,315
Electronic Equipment, Instruments & Components 0.4%
Universal Display Corp. (a)(b)	5,250	284,025
Zebra Technologies Corp., Class A (a)(b)	11,689	806,541
Total		1,090,566
Internet Software & Services 1.1%
Akamai Technologies, Inc. (a)(b)	5,893	327,474
Alphabet, Inc., Class A (a)(b)	1,457	1,111,545
Alphabet, Inc., Class C (a)(b)	1,560	1,162,122
VeriSign, Inc. (a)(b)	5,300	469,262
Total		3,070,403
IT Services 0.6%
EPAM Systems, Inc. (a)(b)	5,410	403,965
Leidos Holdings, Inc. (a)	13,399	674,238
PayPal Holdings, Inc. (a)(b)	10,804	417,034
Total		1,495,237
Semiconductors & Semiconductor Equipment 2.2%
Cavium, Inc. (a)(b)	6,355	388,672
Lam Research Corp. (a)	10,145	837,977
Marvell Technology Group Ltd.	9,861	101,667

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. (a)	8,108	$390,806
NVIDIA Corp. (a)	20,215	720,260
Qorvo, Inc. (a)(b)	23,256	1,172,335
Silicon Laboratories, Inc. (a)(b)	17,764	798,669
Skyworks Solutions, Inc. (a)	17,422	1,357,174
Total		5,767,560
Software 1.2%
Electronic Arts, Inc. (a)(b)	20,803	1,375,286
Salesforce.com, Inc. (a)(b)	8,133	600,459
Tableau Software, Inc., Class A (a)(b)	5,345	245,175
Workday, Inc., Class A (a)(b)	14,178	1,089,438
Total		3,310,358
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. (a)	8,231	897,097
Diebold, Inc. (a)	11,449	330,990
Electronics for Imaging, Inc. (a)(b)	10,889	461,585
Total		1,689,672
TOTAL INFORMATION TECHNOLOGY		18,607,111
MATERIALS 1.1%
Chemicals 0.6%
Albemarle Corp. (a)	1,991	127,285
Dow Chemical Co. (The) (a)	3,692	187,775
Eastman Chemical Co. (a)	1,810	130,736
EI du Pont de Nemours & Co. (a)	1,635	103,528
LyondellBasell Industries NV, Class A (a)	4,302	368,165
Monsanto Co. (a)	1,473	129,241
PPG Industries, Inc. (a)	1,492	166,343
Westlake Chemical Corp. (a)	7,938	367,530
Total		1,580,603
Containers & Packaging 0.2%
Sealed Air Corp. (a)	13,794	662,250
Metals & Mining 0.1%
Alcoa, Inc. (a)	5,422	51,943
Freeport-McMoRan, Inc. (a)	3,325	34,380
Nucor Corp. (a)	703	33,252
Reliance Steel & Aluminum Co. (a)	2,445	169,170

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Steel Dynamics, Inc. (a)	3,148	$70,861
Total		359,606
Paper & Forest Products 0.2%
Domtar Corp. (a)	10,867	440,114
TOTAL MATERIALS		3,042,573
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc. (a)	10,064	321,645
TOTAL TELECOMMUNICATION SERVICES		321,645
UTILITIES 0.6%
Electric Utilities 0.2%
American Electric Power Co., Inc. (a)	1,559	103,518
Edison International (a)	1,460	104,959
Entergy Corp. (a)	3,673	291,195
Xcel Energy, Inc. (a)	2,225	93,050
Total		592,722
Gas Utilities 0.1%
Atmos Energy Corp. (a)	761	56,512
Multi-Utilities 0.3%
Ameren Corp. (a)	3,044	152,504
DTE Energy Co. (a)	1,488	134,902
NiSource, Inc. (a)	4,747	111,839
Public Service Enterprise Group, Inc. (a)	9,305	438,638
Total		837,883
TOTAL UTILITIES		1,487,117
Total Common Stocks (Cost: $87,398,021)		$84,165,538

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.1%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	26,000	$25,023

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	$51,000	$51,637
Fiat Chrysler Automobiles NV
04/15/20	4.500%	30,000	30,450
Schaeffler Holding Finance BV PIK (c)
08/15/18	6.875%	76,000	78,185
Total			160,272
Banking —%
Ally Financial, Inc.
11/18/19	3.750%	77,000	76,230
Building Materials —%
Masco Corp.
04/01/21	3.500%	3,000	3,023
Cable and Satellite —%
CCO Safari II LLC (c)
07/23/20	3.579%	29,000	29,633
Cablevision Systems Corp.
09/15/17	8.625%	72,000	76,140
Total			105,773
Chemicals 0.1%
LYB International Finance BV
03/15/44	4.875%	150,000	149,557
PQ Corp. (c)
11/01/18	8.750%	75,000	69,750
Total			219,307
Consumer Cyclical Services —%
Service Corp. International
11/15/20	4.500%	75,000	77,437
Consumer Products —%
Spectrum Brands, Inc.
11/15/20	6.375%	45,000	47,385
Tempur Sealy International, Inc.
12/15/20	6.875%	72,000	75,960
Total			123,345
Electric 0.1%
Dominion Resources, Inc.
12/01/44	4.700%	150,000	150,481
IPALCO Enterprises, Inc.
07/15/20	3.450%	75,000	75,281

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NRG Energy, Inc.
01/15/18	7.625%	$39,000	$41,535
Total			267,297
Finance Companies 0.1%
AerCap Aviation Solutions BV
05/30/17	6.375%	62,000	63,937
Aircastle Ltd.
04/15/17	6.750%	50,000	52,313
CIT Group, Inc.
03/15/18	5.250%	74,000	76,553
Total			192,803
Food and Beverage 0.1%
Aramark Services, Inc.
03/15/20	5.750%	77,000	79,406
ConAgra Foods, Inc.
01/25/23	3.200%	127,000	127,852
Constellation Brands, Inc.
11/15/19	3.875%	77,000	80,754
Kraft Heinz Co. (The) (c)
07/15/45	5.200%	150,000	167,833
Total			455,845
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	75,000	77,063
MGM Resorts International
03/01/18	11.375%	66,000	76,256
Total			153,319
Health Care —%
HCA, Inc.
10/15/19	4.250%	65,000	66,991
Kinetic Concepts, Inc./KCI U.S.A., Inc. (c)
02/15/21	7.875%	2,000	2,115
Tenet Healthcare Corp. (c)(d)
06/15/20	4.134%	37,000	36,722
Total			105,828
Healthcare Insurance —%
Wellcare Health Plans, Inc.
11/15/20	5.750%	74,000	76,590
Home Construction 0.1%
CalAtlantic Group, Inc.
05/15/18	8.375%	44,000	48,950
D.R. Horton, Inc.
02/15/20	4.000%	58,000	59,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Lennar Corp.
11/15/19	4.500%	$75,000	$78,000
Toll Brothers Finance Corp.
11/01/19	6.750%	70,000	78,050
Total			264,740
Independent Energy 0.1%
Continental Resources, Inc.
06/01/44	4.900%	208,000	154,960
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	25,000	19,345
Media and Entertainment 0.2%
21st Century Fox America, Inc.
09/15/44	4.750%	150,000	155,272
Nielsen Finance LLC/Co.
10/01/20	4.500%	76,000	77,710
Scripps Networks Interactive, Inc.
06/15/25	3.950%	150,000	150,050
Sky PLC (c)
11/26/22	3.125%	150,000	151,921
Total			534,953
Midstream 0.4%
Columbia Pipeline Group, Inc. (c)
06/01/45	5.800%	167,000	169,149
Enterprise Products Operating LLC
05/15/46	4.900%	150,000	144,179
Kinder Morgan Energy Partners LP
02/15/18	5.950%	487,000	509,765
03/01/43	5.000%	150,000	123,753
Williams Partners LP
09/15/45	5.100%	150,000	107,932
Total			1,054,778
Natural Gas 0.1%
Sempra Energy
06/15/24	3.550%	150,000	152,222
Packaging 0.1%
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	74,000	76,590
Silgan Holdings, Inc.
04/01/20	5.000%	77,000	78,540
Total			155,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals —%
Valeant Pharmaceuticals International, Inc. (c)
08/15/18	6.750%	$27,000	$24,503
Railroads 0.1%
Canadian Pacific Railway Co.
08/01/45	4.800%	145,000	148,388
Retailers —%
Dollar Tree, Inc. (c)
03/01/20	5.250%	75,000	78,469
Technology 0.1%
Equinix, Inc.
04/01/20	4.875%	75,000	77,588
First Data Corp. (c)
11/01/20	6.750%	83,000	87,357
NXP BV/Funding LLC (c)
06/15/20	4.125%	78,000	78,780
Total			243,725
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (c)
02/15/45	4.500%	150,000	147,760
Wireless 0.1%
Rogers Communications, Inc.
03/15/43	4.500%	143,000	143,731
SBA Telecommunications, Inc.
07/15/20	5.750%	74,000	76,405
Sprint Communications, Inc. (c)
11/15/18	9.000%	30,000	31,500
Total			251,636
Wirelines 0.1%
AT&T, Inc.
06/15/45	4.350%	150,000	137,414
CenturyLink, Inc.
06/15/17	5.150%	50,000	51,000
Level 3 Financing, Inc.
06/01/20	7.000%	48,000	50,040
Verizon Communications, Inc.
11/01/42	3.850%	260,000	234,708
Total			473,162
Total Corporate Bonds & Notes (Cost: $5,672,676)			$5,745,863

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 0.1%
Government National Mortgage Association CMO IO Series 2014-190 Class AI (e)
12/20/38	3.500%	$935,669	$131,159
Total Residential Mortgage-Backed Securities - Agency (Cost: $143,234)			$131,159

Residential Mortgage-Backed Securities - Non-Agency 0.9%
American General Mortgage Loan Trust CMO Series 2010-1A Class A3 (c)
03/25/58	5.650%	184,379	184,302
COLT LLC Series 2015-A Class A1 (c)(d)(f)
07/27/20	3.433%	699,732	696,933
Citigroup Mortgage Loan Trust, Inc. CMO Series 2014-C Class A (c)(d)
02/25/54	3.250%	839,942	793,635
Credit Suisse Mortgage Capital Certificates Series 2010-9R Class 1A3 (c)
08/27/37	3.750%	866,709	869,889
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,558,949)			$2,544,759

Asset-Backed Securities - Non-Agency 0.9%
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (c)(d)
01/25/55	3.721%	1,352,023	1,335,799
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (c)
01/15/47	2.620%	200,000	200,044
Selene Non-Performing Loans LLC Series 2014-1A Class A (c)(d)
05/25/54	2.981%	881,213	873,237
Total Asset-Backed Securities - Non-Agency (Cost: $2,425,215)			$2,409,080

Inflation-Indexed Bonds 0.3%
UNITED STATES 0.3%
U.S. Treasury Inflation-Indexed Bond
02/15/45	0.750%	744,507	720,301
Total Inflation-Indexed Bonds (Cost: $647,788)			$720,301

Issuer	Coupon Rate	Principal Amount		Value

U.S. Treasury Obligations 1.4%
U.S. Treasury
11/30/17	0.875%	$2,100,000		$2,105,168
06/30/20	1.625%	1,260,000		1,284,806
05/15/25	2.125%	154,000		158,758
05/15/45	3.000%	150,000		161,772
Total U.S. Treasury Obligations (Cost: $3,662,896)				$3,710,504

Foreign Government Obligations(g)(h) 1.7%
AUSTRALIA 0.2%
Australia Government Bond (c)
10/21/19	2.750%	AUD	660,000	519,813
COLOMBIA 0.2%
Colombia Government International Bond
06/28/27	9.850%	COP	1,366,000,000	529,372
HUNGARY 0.3%
Hungary Government Bond
06/24/25	5.500%	HUF	166,000,000	732,637
MEXICO 0.3%
Mexican Bonos
12/05/24	10.000%	MXN	3,310,000	245,946
11/23/34	7.750%	MXN	8,600,000	561,344
Total				807,290
ROMANIA 0.5%
Romania Government Bond
02/24/25	4.750%	RON	4,735,000	1,335,693
UNITED KINGDOM 0.2%
United Kingdom Gilt (c)
03/07/25	5.000%	GBP	181,000	340,896
01/22/45	3.500%	GBP	183,000	330,056
Total				670,952
Total Foreign Government Obligations (Cost: $4,511,272)				$4,595,757

		Shares		Value

Exchange-Traded Funds 12.9%
Vanguard Mortgage-Backed Securities ETF		44,578		$2,383,586
Vanguard REIT ETF		45,701		3,829,744
iPath Bloomberg Commodity Index Total Return ETN (b)		170,459		3,664,868
iShares JPMorgan USD Emerging Markets Bond ETF		28,945		3,194,081
iShares TIPS Bond ETF		97,851		11,217,638

	Shares	Value

Exchange-Traded Funds (continued)
iShares iBoxx $ High Yield Corporate Bond ETF	77,587	$6,338,082
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,595	3,991,758
Total Exchange-Traded Funds (Cost: $34,296,777)		$34,619,757

Issuer	Shares	Value

Limited Partnerships 0.1%
FINANCIALS 0.1%
Capital Markets 0.1%
Lazard Ltd., Class A	7,209	279,709
TOTAL FINANCIALS		279,709
Total Limited Partnerships (Cost: $276,987)		$279,709

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(i)
	1,981,000	2.15	09/13/21	1,368
	1,900,000	2.00	12/06/21	5,294
Total Options Purchased Puts (Cost: $53,789)				$6,662

	Shares	Value

Money Market Funds 52.1%
Columbia Short-Term Cash Fund, 0.420% (j)(k)	140,102,176	140,102,176
Total Money Market Funds (Cost: $140,102,176)		$140,102,176
Total Investments
(Cost: $281,749,780)		$279,031,265

Investments Sold Short (23.8)%

Issuer	Shares	Value

Common Stocks (23.8)%
CONSUMER DISCRETIONARY (4.8)%
Auto Components (0.1)%
BorgWarner, Inc.	(3,521)	(135,206)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Automobiles —%
Fiat Chrysler Automobiles NV	(7,700)	$(62,062)

Distributors (0.3)%
Genuine Parts Co.	(7,797)	(774,710)

Diversified Consumer Services (0.2)%
H&R Block, Inc.	(16,665)	(440,289)

Hotels, Restaurants & Leisure (1.3)%
Cheesecake Factory, Inc. (The)	(12,305)	(653,272)
Chipotle Mexican Grill, Inc. (b)	(1,779)	(837,856)
Choice Hotels International, Inc.	(10,665)	(576,443)
Dunkin’ Brands Group, Inc.	(10,080)	(475,474)
InterContinental Hotels Group PLC, ADR	(3,588)	(148,077)
Restaurant Brands International, Inc.	(1,892)	(73,466)
Texas Roadhouse, Inc.	(3,531)	(153,881)
Wyndham Worldwide Corp.	(1,137)	(86,901)
Wynn Resorts Ltd.	(4,271)	(399,040)
Total		(3,404,410)

Household Durables —%
Tupperware Brands Corp.	(1,313)	(76,128)

Internet & Catalog Retail (0.1)%
Netflix, Inc. (b)	(1,996)	(204,051)

Media (0.7)%
Omnicom Group, Inc.	(2,062)	(171,620)
Regal Entertainment Group, Class A	(33,151)	(700,812)
Thomson Reuters Corp.	(19,091)	(772,804)
Walt Disney Co. (The)	(1,481)	(147,078)
WPP PLC, ADR	(1,159)	(134,943)
Total		(1,927,257)

Multiline Retail (0.5)%
Dollar Tree, Inc. (b)	(3,352)	(276,406)
Kohl’s Corp.	(1,788)	(83,339)
Macy’s, Inc.	(4,021)	(177,286)
Nordstrom, Inc.	(16,227)	(928,346)
Total		(1,465,377)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (1.4)%
Abercrombie & Fitch Co., Class A	(26,785)	$(844,799)
AutoZone, Inc. (b)	(745)	(593,534)
Cabela’s, Inc. (b)	(4,679)	(227,820)
CarMax, Inc. (b)	(4,757)	(243,083)
Dick’s Sporting Goods, Inc.	(13,943)	(651,835)
Dsw Inc-class A	(2,931)	(81,013)
Gap, Inc. (The)	(5,809)	(170,785)
Tiffany & Co.	(1,783)	(130,836)
Ulta Salon Cosmetics & Fragrance, Inc. (b)	(3,970)	(769,148)
Urban Outfitters, Inc. (b)	(2,830)	(93,645)
Total		(3,806,498)

Textiles, Apparel & Luxury Goods (0.2)%
Carter’s, Inc.	(1,447)	(152,485)
Fossil Group, Inc. (b)	(1,280)	(56,857)
Michael Kors Holdings Ltd. (b)	(1,650)	(93,984)
Under Armour, Inc., Class A (b)	(3,106)	(263,482)
Total		(566,808)
TOTAL CONSUMER DISCRETIONARY		(12,862,796)

CONSUMER STAPLES (0.4)%
Beverages (0.1)%
Boston Beer Co., Inc. (The), Class A (b)	(329)	(60,888)
Brown-Forman Corp., Class B	(649)	(63,907)
Monster Beverage Corp. (b)	(1,378)	(183,798)
Total		(308,593)

Food & Staples Retailing —%
Wal-Mart Stores, Inc.	(1,660)	(113,693)

Food Products (0.1)%
Campbell Soup Co.	(1,135)	(72,402)
Flowers Foods, Inc.	(2,646)	(48,845)
Hershey Co. (The)	(480)	(44,203)
Hormel Foods Corp.	(1,854)	(80,167)
McCormick & Co., Inc.	(668)	(66,453)
Nomad Foods Ltd. (b)	(5,236)	(47,176)
Total		(359,246)

Household Products (0.1)%
Church & Dwight Co., Inc.	(667)	(61,484)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Clorox Co. (The)	(452)	$(56,979)
Kimberly-Clark Corp.	(223)	(29,996)
Procter & Gamble Co. (The)	(626)	(51,526)
Total		(199,985)

Personal Products (0.1)%
Avon Products, Inc.	(41,406)	(199,163)
TOTAL CONSUMER STAPLES		(1,180,680)

ENERGY (0.7)%
Energy Equipment & Services (0.2)%
Core Laboratories NV	(380)	(42,716)
Diamond Offshore Drilling	(2,925)	(63,560)
Ensco PLC, Class A	(3,953)	(40,992)
Nabors Industries Ltd.	(7,990)	(73,508)
Noble Corp. PLC	(5,797)	(59,999)
Patterson-UTI Energy, Inc.	(6,166)	(108,645)
Precision Drilling Corp.	(20,089)	(84,374)
Rowan Companies PLC, Class A	(4,107)	(66,123)
SEACOR Holdings, Inc. (b)	(662)	(36,046)
Total		(575,963)

Oil, Gas & Consumable Fuels (0.5)%
Apache Corp.	(1,656)	(80,829)
Cenovus Energy, Inc.	(11,093)	(144,209)
Cheniere Energy, Inc. (b)	(6,365)	(215,328)
Chevron Corp.	(1,811)	(172,769)
Cobalt International Energy, Inc. (b)	(28,717)	(85,289)
Continental Resources, Inc. (b)	(1,460)	(44,326)
Marathon Oil Corp.	(5,451)	(60,724)
Oasis Petroleum, Inc. (b)	(4,109)	(29,914)
Oneok, Inc.	(2,777)	(82,921)
Pioneer Natural Resources Co.	(764)	(107,525)
Total SA, ADR	(3,326)	(151,067)
Whiting Petroleum Corp. (b)	(2,419)	(19,304)
Total		(1,194,205)
TOTAL ENERGY		(1,770,168)

FINANCIALS (2.7)%
Banks (0.4)%
First Horizon National Corp.	(27,090)	(354,879)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
M&T Bank Corp.	(494)	$(54,834)
People’s United Financial	(20,981)	(334,227)
Synovus Financial Corp.	(11,758)	(339,924)
Total		(1,083,864)

Capital Markets (1.2)%
Eaton Vance Corp.	(4,554)	(152,650)
Federated Investors, Inc., Class B	(5,188)	(149,674)
Franklin Resources, Inc.	(23,732)	(926,735)
Janus Capital Group, Inc.	(22,479)	(328,868)
Raymond James Financial, Inc.	(12,675)	(603,457)
T Rowe Price Group, Inc.	(8,350)	(613,391)
TD Ameritrade Holding Corp.	(14,986)	(472,508)
Total		(3,247,283)

Insurance (0.7)%
Brown & Brown, Inc.	(12,681)	(453,980)
Mercury General Corp.	(4,615)	(256,132)
Travelers Companies, Inc. (The)	(3,804)	(443,965)
Unum Group	(13,488)	(417,049)
White Mountains Insurance Group Ltd.	(286)	(229,544)
Total		(1,800,670)

Real Estate Investment Trusts (REITs) (0.4)%
DDR Corp.	(13,243)	(235,593)
Prologis, Inc.	(18,480)	(816,446)
Total		(1,052,039)
TOTAL FINANCIALS		(7,183,856)

HEALTH CARE (4.8)%
Biotechnology (1.8)%
Achillion Pharmaceuticals, Inc. (b)	(55,470)	(428,228)
Acorda Therapeutics, Inc. (b)	(12,260)	(324,277)
Amgen, Inc.	(6,629)	(993,886)
Applied Genetic Technologies (b)	(2,906)	(40,626)
Fibrogen, Inc. (b)	(21,181)	(450,944)
Immunogen, Inc. (b)	(47,120)	(401,462)
Intrexon Corp. (b)	(2,507)	(84,962)
Ionis Pharmaceuticals, Inc. (b)	(13,340)	(540,270)
Ironwood Pharmaceuticals, Inc. (b)	(5,728)	(62,664)
Lexicon Pharmaceuticals, Inc. (b)	(14,120)	(168,734)
Ophthotech Corp. (b)	(11,825)	(499,843)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Seattle Genetics, Inc. (b)	(16,160)	$(567,054)
uniQure NV (b)	(28,505)	(338,640)
Total		(4,901,590)
Health Care Equipment & Supplies (0.7)%
Abbott Laboratories	(753)	(31,498)
Baxter International, Inc.	(3,094)	(127,102)
Becton Dickinson and Co.	(5,155)	(782,632)
CR Bard, Inc.	(160)	(32,427)
Hill-Rom Holdings, Inc.	(1,912)	(96,174)
Stryker Corp.	(298)	(31,972)
Teleflex, Inc.	(202)	(31,716)
Varian Medical Systems, Inc. (b)	(8,770)	(701,775)
Total		(1,835,296)
Health Care Providers & Services (0.4)%
Anthem, Inc.	(5,876)	(816,705)
DaVita HealthCare Partners, Inc. (b)	(443)	(32,507)
Henry Schein, Inc. (b)	(187)	(32,282)
Patterson Cos, Inc.	(3,873)	(180,211)
Quest Diagnostics, Inc.	(916)	(65,448)
Total		(1,127,153)
Health Care Technology (0.1)%
athenahealth, Inc. (b)	(376)	(52,182)
Veeva Systems Inc., Class A (b)	(8,525)	(213,466)
Total		(265,648)
Life Sciences Tools & Services (0.2)%
Bruker Corp.	(3,917)	(109,676)
Illumina, Inc. (b)	(1,668)	(270,399)
Mettler-Toledo International, Inc. (b)	(188)	(64,815)
Waters Corp. (b)	(655)	(86,408)
Total		(531,298)
Pharmaceuticals (1.6)%
Astrazeneca PLC, ADR	(4,371)	(123,087)
Eli Lilly & Co.	(10,000)	(720,100)
Glaxosmithkline PLC, ADR	(13,491)	(547,060)
Johnson & Johnson	(2,091)	(226,246)
Mylan NV (b)	(3,996)	(185,215)
Nektar Therapeutics (b)	(40,805)	(561,069)
Novo Nordisk A/S, ADR	(17,072)	(925,132)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Roche Holding AG, ADR	(6,124)	$(187,548)
Xenoport, Inc. (b)	(9,397)	(42,380)
Zoetis, Inc.	(16,925)	(750,285)
Total		(4,268,122)
TOTAL HEALTH CARE		(12,929,107)
INDUSTRIALS (3.7)%
Aerospace & Defense (0.4)%
TransDigm Group, Inc. (b)	(4,030)	(887,970)
Triumph Group, Inc.	(7,290)	(229,489)
Total		(1,117,459)
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(13,400)	(654,054)
Airlines (0.1)%
Copa Holdings SA, Class A	(1,887)	(127,844)
Spirit Airlines, Inc. (b)	(5,680)	(272,527)
Total		(400,371)
Building Products (0.1)%
Allegion PLC	(2,759)	(175,776)
Commercial Services & Supplies —%
Pitney Bowes, Inc.	(5,526)	(119,030)
Construction & Engineering (0.3)%
Fluor Corp.	(15,354)	(824,510)
Electrical Equipment (0.1)%
Emerson Electric Co.	(2,586)	(140,627)
Industrial Conglomerates (0.6)%
3M Co.	(4,551)	(758,333)
Roper Industries, Inc.	(4,474)	(817,713)
Total		(1,576,046)
Machinery (0.7)%
Deere & Co.	(8,730)	(672,123)
Illinois Tool Works	(1,499)	(153,557)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
PACCAR, Inc.	(12,170)	$(665,577)
SPX Corp.	(24,846)	(373,187)
Total		(1,864,444)
Professional Services (0.4)%
IHS, Inc., Class A (b)	(1,679)	(208,465)
Robert Half International, Inc.	(16,750)	(780,215)
Total		(988,680)
Road & Rail (0.1)%
Hertz Global Holdings, Inc. (b)	(18,637)	(196,248)
Trading Companies & Distributors (0.7)%
Air Lease Corp.	(8,026)	(257,795)
Fastenal Co.	(15,755)	(771,995)
MSC Industrial Direct Co., Inc., Class A	(12,936)	(987,146)
Total		(2,016,936)
TOTAL INDUSTRIALS		(10,074,181)
INFORMATION TECHNOLOGY (5.4)%
Communications Equipment (0.3)%
Arista Networks, Inc. (b)	(10,555)	(666,021)
Brocade Communications Systems, Inc.	(18,083)	(191,318)
Total		(857,339)
Electronic Equipment, Instruments & Components (1.0)%
Dolby Laboratories, Inc., Class A	(30,498)	(1,325,443)
IPG Photonics Corp. (b)	(11,785)	(1,132,303)
Vishay Intertechnology, Inc.	(15,634)	(190,891)
Total		(2,648,637)
Internet Software & Services (0.2)%
Pandora Media, Inc. (b)	(7,360)	(65,872)
Shutterstock, Inc. (b)	(8,792)	(322,930)
Yahoo!, Inc. (b)	(6,406)	(235,805)
Total		(624,607)
IT Services (1.2)%
Global Payments, Inc.	(10,745)	(701,649)
International Business Machines Corp.	(2,554)	(386,803)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Teradata Corp. (b)	(12,772)	$(335,137)
Western Union Co.	(40,725)	(785,585)
Xerox Corp.	(92,246)	(1,029,466)
Total		(3,238,640)
Semiconductors & Semiconductor Equipment (0.9)%
Amkor Technology, Inc. (b)	(125,722)	(740,502)
First Solar, Inc. (b)	(2,912)	(199,385)
Micron Technology, Inc. (b)	(22,518)	(235,763)
Teradyne, Inc.	(28,640)	(618,338)
Xilinx, Inc.	(11,055)	(524,339)
Total		(2,318,327)
Software (0.9)%
Netsuite, Inc. (b)	(16,761)	(1,147,961)
Oracle Corp.	(10,061)	(411,595)
ServiceNow, Inc. (b)	(6,920)	(423,366)
VMware, Inc., Class A (b)	(5,551)	(290,373)
Zynga, Inc., Class A (b)	(83,448)	(190,261)
Total		(2,463,556)
Technology Hardware, Storage & Peripherals (0.9)%
Hewlett Packard Enterprise Co.	(24,809)	(439,863)
Lexmark International, Inc., Class A	(30,612)	(1,023,359)
NetApp, Inc.	(38,237)	(1,043,488)
Total		(2,506,710)
TOTAL INFORMATION TECHNOLOGY		(14,657,816)
MATERIALS (0.9)%
Chemicals (0.6)%
Agrium, Inc.	(948)	(83,699)
Air Products & Chemicals, Inc.	(904)	(130,221)
Airgas, Inc.	(3,780)	(535,399)
Ashland, Inc.	(1,983)	(218,051)
Ecolab, Inc.	(1,181)	(131,705)
Fmc Corp.	(5,002)	(201,931)
International Flavors & Fragrances, Inc.	(652)	(74,178)
WR Grace & Co. (b)	(3,318)	(236,175)
Total		(1,611,359)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials (0.1)%
Vulcan Materials Co.	(1,986)	$(209,662)
Containers & Packaging (0.1)%
Packaging Corp. of America	(956)	(57,742)
Silgan Holdings, Inc.	(843)	(44,822)
Sonoco Products Co.	(2,556)	(124,145)
Westrock Co.	(1,827)	(71,308)
Total		(298,017)
Metals & Mining (0.1)%
Allegheny Technologies, Inc.	(10,916)	(177,931)
TOTAL MATERIALS		(2,296,969)
TELECOMMUNICATION SERVICES (0.1)%
Diversified Telecommunication Services (0.1)%
BCE, Inc.	(1,449)	(65,988)
Telus Corp.	(3,778)	(122,898)
Verizon Communications, Inc.	(2,323)	(125,628)
Total		(314,514)
TOTAL TELECOMMUNICATION SERVICES		(314,514)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (0.3)%
Electric Utilities —%
Southern Co. (The)	(1,279)	$(66,163)
Independent Power and Renewable Electricity Producers (0.1)%
NRG Energy, Inc.	(21,023)	(273,509)
Multi-Utilities (0.2)%
Consolidated Edison, Inc.	(931)	(71,333)
Dominion Resources, Inc.	(766)	(57,542)
Sempra Energy	(2,142)	(222,875)
Total		(351,750)
Water Utilities —%
Aqua America, Inc.	(1,384)	(44,039)
TOTAL UTILITIES		(735,461)
Total Common Stocks (Proceeds: $63,618,903)		$(64,005,548)
Total Investments Sold Short (Proceeds: $63,618,903)		$(64,005,548)
Total Investments, Net of Investments Sold Short		215,025,717(l)
Other Assets & Liabilities, Net		53,862,859
Net Assets		$268,888,576

At March 31, 2016, securities and cash totaling $119,330,090 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	04/20/2016	10,665,272	USD	15,795,000	NZD	242,958	—
Barclays	04/26/2016	4,111,000	CNH	631,267	USD	—	(4,170)
Barclays	04/26/2016	2,202,771	USD	18,536,000	NOK	37,090	—
Barclays	04/28/2016	3,700,000	CHF	3,705,703	USD	—	(146,258)
Barclays	05/11/2016	204,032,000	HUF	739,809	USD	710	—
Barclays	05/11/2016	13,978,000	MXN	805,574	USD	—	(701)
BNP Paribas	04/26/2016	991,550	USD	875,000	EUR	4,767	—
BNP Paribas	04/28/2016	4,300,000	AUD	3,063,772	USD	—	(228,747)
BNP Paribas	04/28/2016	5,500,000	CAD	4,239,280	USD	4,283	—
BNP Paribas	04/28/2016	1,100,000	CAD	817,197	USD	—	(29,802)
BNP Paribas	04/28/2016	1,600,000	CHF	1,608,520	USD	—	(57,192)
BNP Paribas	04/28/2016	6,300,000	EUR	6,868,260	USD	—	(305,649)
BNP Paribas	04/28/2016	141,600,000	JPY	1,255,742	USD	—	(3,346)
BNP Paribas	04/28/2016	84,300,000	NOK	9,664,217	USD	—	(522,370)
BNP Paribas	04/28/2016	10,100,000	NZD	6,696,985	USD	—	(275,249)
BNP Paribas	04/28/2016	900,000	SEK	106,225	USD	—	(4,730)
BNP Paribas	04/28/2016	27,600,000	SGD	20,024,567	USD	—	(450,302)

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	04/28/2016	1,143,664	USD	1,600,000	AUD	81,459	—
BNP Paribas	04/28/2016	970,084	USD	1,300,000	CAD	30,915	—
BNP Paribas	04/28/2016	4,814,741	USD	4,300,000	EUR	81,737	—
BNP Paribas	04/28/2016	10,834,406	USD	7,800,000	GBP	369,149	—
BNP Paribas	04/28/2016	21,604,270	USD	2,440,730,284	JPY	98,384	—
BNP Paribas	04/28/2016	4,228,578	USD	36,200,000	NOK	145,733	—
BNP Paribas	04/28/2016	4,263,610	USD	6,500,000	NZD	223,471	—
BNP Paribas	04/28/2016	4,903,739	USD	41,900,000	SEK	261,840	—
Citi	04/20/2016	3,794,000	EUR	4,274,672	USD	—	(44,583)
Citi	04/26/2016	7,914,000	CNH	1,215,594	USD	—	(7,673)
Citi	04/26/2016	21,818,000	MXN	1,254,624	USD	—	(5,653)
Citi	04/28/2016	81,697,000	JPY	735,671	USD	9,232	—
Citi	04/28/2016	5,200,000	SGD	3,695,098	USD		(162,486)
Citi	04/28/2016	35,742,963	USD	50,300,000	SGD	1,571,743	—
Citi	05/11/2016	761,000	AUD	582,546	USD	212	—
Credit Suisse	04/05/2016	11,000	EUR	11,981	USD	—	(536)
Credit Suisse	04/05/2016	12,089	USD	11,000	EUR	428	—
Credit Suisse	04/28/2016	2,900,000	AUD	2,065,786	USD	—	(154,750)
Credit Suisse	04/28/2016	11,900,000	CAD	8,801,092	USD	—	(361,903)
Credit Suisse	04/28/2016	5,900,000	CHF	5,909,988	USD	—	(232,328)
Credit Suisse	04/28/2016	3,200,000	GBP	4,441,104	USD	—	(155,226)
Credit Suisse	04/28/2016	197,300,000	JPY	1,747,936	USD	—	(6,430)
Credit Suisse	04/28/2016	89,298,206	NOK	10,237,679	USD	—	(552,878)
Credit Suisse	04/28/2016	6,100,000	NZD	3,999,459	USD	—	(211,494)
Credit Suisse	04/28/2016	99,100,000	SEK	11,600,881	USD	—	(616,516)
Credit Suisse	04/28/2016	200,000	SGD	141,996	USD	—	(6,372)
Credit Suisse	04/28/2016	109,049	USD	100,000	EUR	4,823	—
Credit Suisse	04/28/2016	5,588,433	USD	630,800,000	JPY	20,558	—
Credit Suisse	05/11/2016	49,000	EUR	55,845	USD	25	—
Deutsche Bank	04/05/2016	5,242,000	RON	1,287,961	USD	—	(46,918)
Deutsche Bank	04/28/2016	6,500,000	AUD	4,630,022	USD	—	(347,041)
Deutsche Bank	04/28/2016	3,900,000	CAD	2,893,107	USD	—	(109,891)
Deutsche Bank	04/28/2016	4,200,000	CHF	4,228,164	USD	—	(144,332)
Deutsche Bank	04/28/2016	16,800,000	EUR	18,351,619	USD	—	(778,806)
Deutsche Bank	04/28/2016	15,700,000	GBP	21,803,928	USD	—	(746,817)
Deutsche Bank	04/28/2016	1,400,000	JPY	12,458	USD	9	—
Deutsche Bank	04/28/2016	239,800,000	JPY	2,124,574	USD	—	(7,696)
Deutsche Bank	04/28/2016	13,400,000	NZD	8,813,626	USD	—	(436,664)
Deutsche Bank	04/28/2016	39,500,000	SEK	4,624,838	USD	—	(244,860)
Deutsche Bank	04/28/2016	13,200,000	SGD	9,369,543	USD	—	(422,785)
Deutsche Bank	04/28/2016	1,776,136	USD	2,400,000	AUD	61,548	—
Deutsche Bank	04/28/2016	15,802,123	USD	21,300,000	CAD	598,868	—
Deutsche Bank	04/28/2016	18,650,550	USD	18,600,000	CHF	713,361	—
Deutsche Bank	04/28/2016	1,086,666	USD	1,000,000	EUR	52,050	—
Deutsche Bank	04/28/2016	13,965,663	USD	1,576,300,000	JPY	50,591	—
Deutsche Bank	04/28/2016	20,908,513	USD	182,327,381	NOK	1,123,442	—
Deutsche Bank	04/28/2016	5,864,206	USD	49,600,000	SEK	250,656	—
Deutsche Bank	04/28/2016	6,041,177	USD	8,400,000	SGD	190,304	—
HSBC	04/05/2016	80,000	JPY	711	USD	—	—
HSBC	04/05/2016	705	USD	80,000	JPY	6	—
HSBC	04/20/2016	10,346,000	CHF	10,684,455	USD	—	(82,725)
HSBC	04/26/2016	68,989,000	JPY	617,043	USD	3,640	—
HSBC	04/26/2016	619,419	USD	68,989,000	JPY	—	(6,015)
HSBC	04/28/2016	35,500,000	AUD	25,343,163	USD	—	(1,839,256)
HSBC	04/28/2016	13,300,000	CAD	9,862,327	USD	—	(378,667)
HSBC	04/28/2016	9,400,000	CHF	9,416,498	USD	—	(369,565)
HSBC	04/28/2016	8,800,000	EUR	9,596,497	USD	—	(424,202)
HSBC	04/28/2016	2,100,000	GBP	3,000,608	USD	—	(15,734)
HSBC	04/28/2016	569,900,000	JPY	5,032,261	USD	—	(35,215)
HSBC	04/28/2016	35,229,175	NOK	4,040,411	USD	—	(216,588)
HSBC	04/28/2016	1,500,000	NZD	1,011,188	USD	—	(24,292)

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC	04/28/2016	13,200,000	SEK	1,597,175	USD	—	(30,168)
HSBC	04/28/2016	13,100,000	SGD	9,302,590	USD	—	(415,554)
HSBC	04/28/2016	498,616	USD	700,000	AUD	37,375	—
HSBC	04/28/2016	9,748,825	USD	9,500,000	CHF	141,345	—
HSBC	04/28/2016	4,587,005	USD	4,100,000	EUR	81,730	—
HSBC	04/28/2016	9,021,727	USD	6,500,000	GBP	314,569	—
HSBC	04/28/2016	19,404,651	USD	2,190,300,000	JPY	71,210	—
HSBC	04/28/2016	1,396,192	USD	11,800,000	NOK	29,688	—
HSBC	04/28/2016	10,165,055	USD	15,500,000	NZD	534,907	—
HSBC	04/28/2016	13,376,524	USD	114,200,000	SEK	702,453	—
HSBC	04/28/2016	7,327,202	USD	10,200,000	SGD	239,597	—
HSBC	05/11/2016	1,570,000,000	COP	521,768	USD	—	(425)
HSBC	05/11/2016	712	USD	80,000	JPY	—	—
Morgan Stanley	04/05/2016	4,000	PLN	1,074	USD	2	—
Morgan Stanley	04/05/2016	1,009	USD	4,000	PLN	63	—
Morgan Stanley	04/20/2016	4,295,862	USD	5,610,000	CAD	23,783	—
Morgan Stanley	05/11/2016	1,073	USD	4,000	PLN	—	(2)
Standard Chartered	04/26/2016	390,000	GBP	557,922	USD	—	(2,252)
Standard Chartered	04/26/2016	11,090,000	MXN	633,475	USD	—	(7,118)
Standard Chartered	04/26/2016	248,919	USD	174,000	GBP	1,005	—
Standard Chartered	04/26/2016	2,458,570	USD	43,700,000	MXN	65,681	—
Standard Chartered	05/11/2016	485,700	GBP	697,968	USD	305	—
State Street	04/20/2016	52,805,000	SEK	6,430,004	USD	—	(78,146)
State Street	04/20/2016	6,371,397	USD	8,448,000	AUD	99,642	—
State Street	04/26/2016	2,145,000	NZD	1,427,785	USD	—	(53,109)
State Street	04/28/2016	600,000	CAD	443,327	USD	—	(18,673)
State Street	04/28/2016	1,500,000	CHF	1,523,607	USD	—	(37,999)
State Street	04/28/2016	1,300,000	EUR	1,433,190	USD	—	(47,140)
State Street	04/28/2016	4,900,000	GBP	6,801,915	USD	—	(236,215)
State Street	04/28/2016	1,462,100,000	JPY	12,947,773	USD	—	(53,028)
State Street	04/28/2016	63,700,000	NOK	7,302,748	USD	—	(394,590)
State Street	04/28/2016	6,600,000	NZD	4,331,135	USD	—	(224,979)
State Street	04/28/2016	15,100,000	SGD	10,725,494	USD	—	(476,336)
State Street	04/28/2016	7,144,349	USD	9,800,000	AUD	359,530	—
State Street	04/28/2016	4,310,992	USD	5,800,000	CAD	155,006	—
State Street	04/28/2016	11,687,450	USD	11,600,000	CHF	388,968	—
State Street	04/28/2016	1,526,813	USD	1,400,000	EUR	67,389	—
State Street	04/28/2016	2,966,924	USD	2,100,000	GBP	49,418	—
State Street	04/28/2016	434,750	USD	300,000	GBP	—	(3,844)
State Street	04/28/2016	3,693,620	USD	417,000,000	JPY	14,289	—
State Street	04/28/2016	1,732,320	USD	192,700,000	JPY	—	(18,857)
State Street	04/28/2016	732,272	USD	6,300,000	NOK	29,004	—
State Street	04/28/2016	2,813,909	USD	4,200,000	NZD	85,436	—
State Street	04/28/2016	8,396,285	USD	71,200,000	SEK	381,501	—
State Street	04/28/2016	2,359,900	USD	3,300,000	SGD	88,182	—
UBS	04/28/2016	600,000	AUD	452,461	USD	—	(6,960)
UBS	04/28/2016	1,100,000	CAD	831,447	USD	—	(15,552)
UBS	04/28/2016	14,200,000	CHF	14,362,223	USD	—	(420,978)
UBS	04/28/2016	100,000	EUR	112,375	USD	—	(1,496)
UBS	04/28/2016	200,000	GBP	287,506	USD	236	—
UBS	04/28/2016	5,255,300,000	JPY	46,519,224	USD	—	(210,215)
UBS	04/28/2016	56,300,000	NOK	6,694,569	USD	—	(108,573)
UBS	04/28/2016	11,200,000	NZD	7,552,745	USD	—	(178,841)
UBS	04/28/2016	217,000,000	SEK	25,761,298	USD	—	(991,224)
UBS	04/28/2016	6,200,000	SGD	4,403,315	USD	—	(196,112)
UBS	04/28/2016	26,149,552	USD	36,600,000	AUD	1,875,140	—
UBS	04/28/2016	21,555,913	USD	28,500,000	CAD	389,075	—
UBS	04/28/2016	2,136,641	USD	2,100,000	CHF	49,607	—
UBS	04/28/2016	28,130,077	USD	25,800,000	EUR	1,248,790	—
UBS	04/28/2016	10,130,429	USD	7,300,000	GBP	354,949	—
UBS	04/28/2016	1,046,835	USD	118,700,000	JPY	8,630	—

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	04/28/2016	952,487	USD	106,300,000	JPY	—	(7,281)
UBS	04/28/2016	4,984,959	USD	43,500,000	NOK	271,465	—
UBS	04/28/2016	6,295,008	USD	9,600,000	NZD	332,066	—
UBS	04/28/2016	21,033,198	USD	29,000,000	SGD	480,250	—
Total						15,206,278	(15,461,080)

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10YR MINI JGB FUT	29	JPY	3,903,514	06/2016	—	(9,065)
10YR MINI JGB FUT	61	JPY	8,210,840	06/2016	—	(12,192)
3MO EURO EURIBOR	21	EUR	5,990,402	09/2016	—	(3,846)
3MO EURO EURIBOR	95	EUR	27,099,439	09/2016	—	(1,529)
3MO EUROYEN TFX	27	JPY	5,997,601	09/2016	—	(4,509)
3MO EUROYEN TFX	151	JPY	33,542,139	09/2016	—	(469)
3MO EUROYEN TFX	47	JPY	10,440,268	09/2016	—	(4,793)
90 DAY STERLING	33	GBP	5,888,388	09/2016	—	(3,614)
90 DAY STERLING	1	GBP	178,436	09/2016	—	(19)
AUST 10Y BOND FUT	53	AUD	5,320,286	06/2016	21,764	—
AUST 10Y BOND FUT	23	AUD	2,308,803	06/2016	24,813	—
AUST 3YR BOND FUT	38	AUD	3,261,370	06/2016	—	(293)
BANK ACCEPT FUTR	333	CAD	63,542,425	09/2016	—	(13,691)
BANK ACCEPT FUTR	131	CAD	24,997,170	09/2016	—	(12,269)
CAC40 10 EURO FUT	115	EUR	5,736,181	04/2016	149	—
CAC40 10 EURO FUT	6	EUR	299,279	04/2016	—	(5,334)
CAN 10YR BOND FUT	51	CAD	5,540,004	06/2016	—	(7,929)
CAN 10YR BOND FUT	15	CAD	1,629,413	06/2016	2,538	—
EURO BUXL 30Y BND	4	EUR	767,127	06/2016	1,076	—
Euro CHF 3MO ICE	82	CHF	21,503,094	09/2016	—	(1,832)
Euro CHF 3MO ICE	55	CHF	14,422,807	09/2016	—	(21,448)
EURO STOXX 50	67	EUR	2,234,573	06/2016	14,691	—
EURO STOXX 50	44	EUR	1,467,481	06/2016	2,413	—
Euro-BTP Future	4	EUR	640,046	06/2016	13,552	—
EURO-BUND FUTURE	3	EUR	557,525	06/2016	441	—
EURO-BUND FUTURE	64	EUR	11,893,875	06/2016	14,852	—
EURO-BUND FUTURE	20	EUR	3,716,836	06/2016	3,250	—
FTSE 100 IDX FUT	18	GBP	1,580,362	06/2016	16,852	—
FTSE 100 IDX FUT	3	GBP	263,394	06/2016	4	—
FTSE/MIB IDX FUT	21	EUR	2,114,309	06/2016	—	(47,963)
FTSE/MIB IDX FUT	7	EUR	704,770	06/2016	—	(25,942)
HANG SENG IDX FUT	2	HKD	268,223	04/2016	6,108	—
HANG SENG IDX FUT	7	HKD	938,781	04/2016	20,277	—
LONG GILT FUTURE	11	GBP	1,915,123	06/2016	—	(7,795)
LONG GILT FUTURE	2	GBP	348,204	06/2016	1,725	—
mini MSCI Emg Mkt	46	USD	1,917,970	06/2016	60,704	—
MSCI SING IX ETS	112	SGD	2,649,909	04/2016	11,919	—
OMXS30 IND FUTURE	10	SEK	165,615	04/2016	—	(1,816)
S&P/TSX 60 IX FUT	5	CAD	605,967	06/2016	7,401	—
S&P/TSX 60 IX FUT	3	CAD	363,580	06/2016	188	—
S&P500 EMINI FUT	96	USD	9,847,200	06/2016	188,113	—
SPI 200 FUTURES	7	AUD	679,585	06/2016	—	(2,679)
TOPIX INDX FUTR	15	JPY	1,795,948	06/2016	24,797	—
TOPIX INDX FUTR	28	JPY	3,352,437	06/2016	—	(17,076)
TOPIX INDX FUTR	2	JPY	239,460	06/2016	4,131	—
US 5YR NOTE (CBT)	2	USD	242,328	06/2016	1,653	—
US 5YR NOTE (CBT)	2	USD	242,328	06/2016	263	—
US 5YR NOTE (CBT)	67	USD	8,117,992	06/2016	54,840	—
US LONG BOND(CBT)	29	USD	4,768,688	06/2016	—	(1,650)
Total			314,211,495		498,514	(207,753)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10YR MINI JGB FUT	(177)	JPY	(23,824,897)	06/2016	27,781	—
90 DAY STERLING	(553)	GBP	(98,675,114)	09/2016	—	(20,552)
90 DAY STERLING	(34)	GBP	(6,066,824)	09/2016	—	(1,271)
90DAY EURO$ FUTR	(75)	USD	(18,555,938)	12/2017	—	(7,696)
90DAY EURO$ FUTR	(15)	USD	(3,721,500)	09/2016	—	(3,228)
AUST 10Y BOND FUT	(30)	AUD	(3,011,482)	06/2016	—	(28,360)
AUST 10Y BOND FUT	(20)	AUD	(2,007,655)	06/2016	—	(23,653)
BANK ACCEPT FUTR	(34)	CAD	(6,487,815)	09/2016	3,524	—
CAC40 10 EURO FUT	(4)	EUR	(199,519)	04/2016	3,455	—
CAN 10YR BOND FUT	(172)	CAD	(18,683,935)	06/2016	—	(80,791)
CAN 10YR BOND FUT	(54)	CAD	(5,865,886)	06/2016	16,135	—
DAX INDEX FUTURE	(4)	EUR	(1,137,900)	06/2016	—	(2,240)
DAX INDEX FUTURE	(1)	EUR	(284,475)	06/2016	—	(1,049)
EURO STOXX 50	(5)	EUR	(166,759)	06/2016	3,189	—
EURO-BUND FUTURE	(13)	EUR	(2,415,943)	06/2016	—	(4,982)
FTSE 100 IDX FUT	(73)	GBP	(6,409,248)	06/2016	—	(17,614)
FTSE 100 IDX FUT	(19)	GBP	(1,668,160)	06/2016	—	(12,378)
FTSE/MIB IDX FUT	(2)	EUR	(201,363)	06/2016	7,007	—
HANG SENG IDX FUT	(1)	HKD	(134,112)	04/2016	—	(3,015)
IBEX 35 INDX FUTR	(29)	EUR	(2,867,588)	04/2016	70,369	—
IBEX 35 INDX FUTR	(9)	EUR	(889,941)	04/2016	31,085	—
LONG GILT FUTURE	(55)	GBP	(9,575,617)	06/2016	—	(31,176)
OMXS30 IND FUTURE	(6)	SEK	(99,369)	04/2016	—	(1,260)
S&P/TSX 60 IX FUT	(37)	CAD	(4,484,158)	06/2016	—	(43,984)
S&P500 EMINI FUT	(11)	USD	(1,128,325)	06/2016	—	(11,322)
SPI 200 FUTURES	(42)	AUD	(4,077,510)	06/2016	—	(50,645)
SPI 200 FUTURES	(17)	AUD	(1,650,421)	06/2016	21,171	—
TOPIX INDX FUTR	(2)	JPY	(239,460)	06/2016	—	(4,078)
US 10YR NOTE (CBT)	(5)	USD	(651,953)	06/2016	—	(5,088)
US 10YR NOTE (CBT)	(33)	USD	(4,302,891)	06/2016	—	(51,773)
Total			(229,485,758)		183,716	(406,155)

Credit Default Swap Contracts Outstanding at March 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095%	250,000	(15,000)	15,507	146	653	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452%	150,000	(13,453)	18,089	88	4,724	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452%	850,000	(76,234)	109,904	496	34,166	—
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	0.888%	8,630,000	(2,141)	—	2,637	496	—
Morgan Stanley*	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	3.035%	1,800,000	26,050	—	3,129	29,179	—
Total									69,218	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.053	11/12/2045	USD	740,000	—	—	(17,836)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.049	11/13/2045	USD	330,000	—	—	(7,556)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.577	9/15/2020	USD	8,178,000	(33)	—	(162,855)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.905	9/15/2022	USD	5,481,000	(30)	—	(190,561)
Total								—	(378,808)

*Centrally cleared swap contract

Total Return Swap Contracts Outstanding at March 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return(a)	Fixed rate of 0.35%	7/5/2016	USD	52,874,919	—	442,210	—
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 44 Excess Return(b)	Fixed rate of 0.35%	10/15/2016	USD	129,002,354	—	87,112	—
Total						—	529,322	—

(a) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, long/short foreign and domestic bond futures, options on short commodity futures, options on foreign and domestic indices and long/short foreign and domestic equities.

(b) Underlying assets of this index include forward foreign currency exchange contracts, long/short foreign and domestic commodity futures, long/short foreign and domestic index futures, options on short commodity futures, options on foreign and domestic indices, short currency options, foreign indices and long/short foreign and domestic equities.

Notes to Consolidated Portfolio of Investments

(a)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(b)	Non-income producing investment.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $7,298,281 or 2.71% of net assets.

(d)	Variable rate security.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $696,933, which represents 0.26% of net assets.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Purchased swaption contracts outstanding at March 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	9/13/2021	1,981,000	27,189	1,368
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.000	12/6/2021	1,900,000	26,600	5,294
Total							53,789	6,662

(j)	The rate shown is the seven-day current annualized yield at March 31, 2016.

(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,951,908	43,806,899	(53,656,631)	140,102,176	124,282	140,102,176

(l)             Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romania, New Lei
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	17,155,464	—	—	17,155,464
Consumer Staples	3,120,909	—	—	3,120,909
Energy	3,099,021	—	—	3,099,021
Financials	10,359,294	—	—	10,359,294
Health Care	15,686,611	—	—	15,686,611
Industrials	11,285,793	—	—	11,285,793
Information Technology	18,607,111	—	—	18,607,111
Materials	3,042,573	—	—	3,042,573
Telecommunication Services	321,645	—	—	321,645
Utilities	1,487,117	—	—	1,487,117
Total Common Stocks	84,165,538	—	—	84,165,538
Corporate Bonds & Notes	—	5,745,863	—	5,745,863
Residential Mortgage-Backed Securities - Agency	—	131,159	—	131,159
Residential Mortgage-Backed Securities - Non-Agency	—	1,847,826	696,933	2,544,759
Asset-Backed Securities - Non-Agency	—	873,237	1,535,843	2,409,080
Inflation-Indexed Bonds	—	720,301	—	720,301
U.S. Treasury Obligations	3,710,504	—	—	3,710,504
Foreign Government Obligations	—	4,595,757	—	4,595,757
Exchange-Traded Funds	34,619,757	—	—	34,619,757
Limited Partnerships
Financials
Capital Markets	279,709	—	—	279,709
Options Purchased Puts	—	6,662	—	6,662
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	140,102,176
Total Investments	122,775,508	13,920,805	2,232,776	279,031,265
Investments Sold Short
Common Stocks
Consumer Discretionary	(12,862,796)	—	—	(12,862,796)
Consumer Staples	(1,180,680)	—	—	(1,180,680)
Energy	(1,770,168)	—	—	(1,770,168)
Financials	(7,183,856)	—	—	(7,183,856)
Health Care	(12,929,107)	—	—	(12,929,107)
Industrials	(10,074,181)	—	—	(10,074,181)
Information Technology	(14,657,816)	—	—	(14,657,816)
Materials	(2,296,969)	—	—	(2,296,969)
Telecommunication Services	(314,514)	—	—	(314,514)
Utilities	(735,461)	—	—	(735,461)
Total Common Stocks	(64,005,548)	—	—	(64,005,548)
Total Investments Sold Short	(64,005,548)	—	—	(64,005,548)
Total Investments, Net of Investments Sold Short	58,769,960	13,920,805	2,232,776	215,025,717
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	15,206,278	—	15,206,278
Futures Contracts	682,230	—	—	682,230
Swap Contracts	—	69,218	529,322	598,540
Liabilities
Forward Foreign Currency Exchange Contracts	—	(15,461,080)	—	(15,461,080)
Futures Contracts	(613,908)	—	—	(613,908)
Swap Contracts	—	(378,808)	—	(378,808)
Total	58,838,282	13,356,413	2,762,098	215,058,969

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities, asset backed securities and swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 16.4%

International 4.2%

Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	17,990	$200,945
Variable Portfolio – DFA International Value Fund, Class 1 (a)	454,381	3,875,871
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	327,444	3,768,880
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	412,731	4,119,055
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	127,328	1,243,998
Total		13,208,749

U.S. Large Cap 8.9%

Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	163,238	2,735,877
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	155,665	3,164,672
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	101,665	1,260,642
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	200,965	7,266,909
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	80,472	1,333,417
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	89,406	1,522,579
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	66,263	1,294,122
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	81,929	1,688,564
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	81,064	1,541,835
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	87,441	1,551,195
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	78,493	1,536,893
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	198,897	3,162,464
Total		28,059,169

U.S. Mid Cap 0.4%

Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 (a)(b)	16,105	324,515
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 (a)(b)	18,291	324,484
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	17,879	326,302

	Shares	Value

Equity Funds (continued)

U.S. Mid Cap (continued)

Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	16,634	$325,189
Total		1,300,490

U.S. Small Cap 2.9%

Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	242,633	4,216,957
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	94,972	1,571,792
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	158,710	3,405,903
Total		9,194,652
Total Equity Funds (Cost: $50,054,057)		$51,763,060

Fixed-Income Funds 53.7%

High Yield 2.2%

Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	825,720	6,845,218

Investment Grade 51.5%

Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	848,930	8,642,103
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	3,353,697	34,710,770
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	1,090,913	10,341,855
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	985,804	10,429,809
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	3,134,232	34,727,286
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	2,341,404	25,989,583
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	3,244,127	34,549,953
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	338,813	3,455,891
Total		162,847,250
Total Fixed-Income Funds (Cost: $167,315,327)		$169,692,468

Exchange-Traded Funds 3.9%

SPDR S&P 500 ETF Trust	20,925	4,301,343
iShares Core S&P 500 ETF	829	171,313
iShares MSCI EAFE ETF	119,232	6,811,724

	Shares	Value

Exchange-Traded Funds (continued)

iShares Russell 2000 ETF	8,625	$954,097
Total Exchange-Traded Funds (Cost: $11,758,437)		$12,238,477

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(c) 1.5%

Aerospace & Defense —%

L-3 Communications Corp.
02/15/21	4.950%	22,000		$23,098
05/28/24	3.950%	31,000		29,835
Lockheed Martin Corp.
11/23/18	1.850%	17,000		17,194
Northrop Grumman Corp.
08/01/23	3.250%	6,000		6,273
Total				76,400

Banking 0.1%

Bank of America Corp.
04/01/24	4.000%	35,000		36,714
Bank of Nova Scotia (The)
06/11/18	1.700%	35,000		35,162
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	25,000		25,236
02/25/26	3.750%	34,000		34,806
JPMorgan Chase & Co.
03/01/18	1.700%	20,000		20,063
03/22/19	1.850%	20,000		20,079
Total				172,060

Cable and Satellite —%

Time Warner Cable, Inc.
09/15/42	4.500%	6,000		5,326

Chemicals —%

Dow Chemical Co. (The)
10/01/44	4.625%	12,000		12,007
LYB International Finance BV
03/15/44	4.875%	10,000		9,970
Total				21,977

Consumer Products —%

Clorox Co. (The)
12/15/24	3.500%	45,000		46,885

Diversified Manufacturing —%

Honeywell International, Inc.
02/22/23	1.300%	EUR	100,000	115,950

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Electric 0.4%

Appalachian Power Co.
05/15/44	4.400%	$10,000		$10,022
06/01/45	4.450%		20,000	20,622
Berkshire Hathaway Energy Co.
02/01/45	4.500%		34,000	36,197
CMS Energy Corp.
03/15/22	5.050%		15,000	16,781
03/01/44	4.875%		35,000	37,212
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		5,000	5,504
DTE Energy Co.
06/01/16	6.350%		5,000	5,041
12/01/23	3.850%		5,000	5,305
06/01/24	3.500%		60,000	61,664
DTE Energy Co. (d)
06/15/22	3.300%		60,000	62,268
Dominion Resources, Inc.
06/15/18	1.900%		45,000	45,090
10/01/25	3.900%		51,000	52,453
09/15/42	4.050%		28,000	25,679
Duke Energy Corp.
10/15/23	3.950%		149,000	158,240
12/15/45	4.800%		10,000	10,640
Eversource Energy
01/15/18	1.600%		11,000	10,945
05/01/18	1.450%		78,000	77,309
Indiana Michigan Power Co.
03/15/23	3.200%		30,000	30,332
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		5,000	5,029
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		76,000	79,341
04/01/45	3.750%		10,000	9,388
PSEG Power LLC
11/15/18	2.450%		5,000	5,023
11/15/23	4.300%		15,000	15,263
Pacific Gas & Electric Co.
06/15/23	3.250%		59,000	61,116
02/15/24	3.750%		15,000	16,038
02/15/44	4.750%		35,000	39,834
Southern California Edison Co.
02/01/45	3.600%		5,000	4,798
TransAlta Corp.
06/03/17	1.900%		45,000	43,462
11/25/20	5.000%	CAD	45,000	31,317
WEC Energy Group, Inc.
06/15/18	1.650%		20,000	20,006
06/15/25	3.550%		20,000	20,777
Western Power Distribution PLC (d)
11/06/23	3.625%	GBP	100,000	146,823
Xcel Energy, Inc.
05/15/20	4.700%		38,000	41,694
Total				1,211,213

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Food and Beverage 0.1%

Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	$4,000	$4,016
02/01/46	4.900%	45,000	50,290
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	35,000	35,192
ConAgra Foods, Inc.
01/25/23	3.200%	40,000	40,268
General Mills, Inc.
10/20/17	1.400%	5,000	5,029
Kraft Heinz Foods Co
06/05/17	2.250%	13,000	13,125
Molson Coors Brewing Co.
05/01/42	5.000%	53,000	55,139
PepsiCo, Inc.
02/22/19	1.500%	45,000	45,535
Sysco Corp. (e)
07/15/21	2.500%	10,000	10,116
Wm. Wrigley Jr., Co. (d)
10/21/18	2.400%	8,000	8,080
10/21/19	2.900%	60,000	61,626
Total			328,416

Health Care —%

Becton Dickinson and Co.
12/15/44	4.685%	10,000	10,802

Healthcare Insurance —%

Cigna Corporation
03/15/21	4.500%	30,000	32,554
UnitedHealth Group, Inc.
12/15/17	1.400%	5,000	5,022
Total			37,576

Independent Energy 0.1%

Anadarko Petroleum Corp.
09/15/16	5.950%	45,000	45,781
03/15/40	6.200%	7,000	6,734
Canadian Natural Resources Ltd.
08/15/16	6.000%	9,000	9,116
05/15/17	5.700%	6,000	6,185
02/01/35	5.850%	20,000	17,216
03/15/38	6.250%	26,000	23,916
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	15,000	11,714
Cimarex Energy Co.
05/01/22	5.875%	36,000	37,170
06/01/24	4.375%	21,000	20,677
Continental Resources, Inc.
09/15/22	5.000%	38,000	32,751
06/01/44	4.900%	10,000	7,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Independent Energy (continued)

Marathon Oil Corp.
06/01/45	5.200%	$25,000	$17,457
Noble Energy, Inc.
11/15/43	5.250%	1,000	861
Woodside Finance Ltd. (d)
03/05/25	3.650%	60,000	55,600
Total			292,628

Integrated Energy —%

Cenovus Energy, Inc.
09/15/23	3.800%	3,000	2,696
09/15/42	4.450%	27,000	20,893
09/15/43	5.200%	25,000	20,413
Total			44,002

Life Insurance 0.1%

Five Corners Funding Trust (d)
11/15/23	4.419%	105,000	110,432
Guardian Life Insurance Co. of America (The) Subordinated (d)
06/19/64	4.875%	40,000	38,302
MetLife, Inc.
09/15/23	4.368%	25,000	27,335
03/01/45	4.050%	5,000	4,730
05/13/46	4.600%	10,000	10,252
Northwestern Mutual Life Insurance Co. (The) Subordinated (d)
03/30/40	6.063%	15,000	18,437
Teachers Insurance & Annuity Association of America Subordinated (d)
09/15/44	4.900%	50,000	53,443
Total			262,931

Media and Entertainment 0.1%

21st Century Fox America, Inc.
09/15/44	4.750%	35,000	36,230
Scripps Networks Interactive, Inc.
11/15/24	3.900%	72,000	72,686
06/15/25	3.950%	24,000	24,008
Sky PLC (d)
11/26/22	3.125%	90,000	91,152
Thomson Reuters Corp.
05/23/16	0.875%	26,000	25,986
10/15/19	4.700%	15,000	16,205
05/23/43	4.500%	35,000	32,015
Time Warner, Inc.
03/29/41	6.250%	20,000	23,118
Total			321,400

Metals —%

Barrick Gold Corp.
04/01/42	5.250%	20,000	17,216

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Metals (continued)

Newmont Mining Corp.
03/15/42	4.875%	$14,000	$12,005
Teck Resources Ltd.
03/01/42	5.200%	10,000	5,500
Total			34,721

Midstream 0.1%

Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%	38,000	38,489
Energy Transfer Partners LP
02/01/43	5.150%	1,000	771
Enterprise Products Operating LLC
05/07/18	1.650%	17,000	16,938
02/15/45	5.100%	25,000	24,265
05/15/46	4.900%	15,000	14,418
Kinder Morgan Energy Partners LP
09/01/22	3.950%	15,000	14,399
02/15/23	3.450%	49,000	45,462
05/01/24	4.300%	25,000	23,759
03/01/43	5.000%	30,000	24,751
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	62,000	52,581
10/15/23	3.850%	35,000	31,307
11/01/24	3.600%	5,000	4,312
06/15/44	4.700%	16,000	11,951
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	10,000	10,313
Transcontinental Gas Pipe Line Co. LLC (d)
02/01/26	7.850%	15,000	17,161
Williams Partners LP
09/15/45	5.100%	54,000	38,855
Total			369,732

Natural Gas 0.1%

NiSource Finance Corp.
02/15/43	5.250%	30,000	34,145
Sempra Energy
04/01/17	2.300%	25,000	25,160
06/15/24	3.550%	95,000	96,407
Total			155,712

Oil Field Services —%

Noble Holding International Ltd.
03/15/42	5.250%	36,000	17,916

Pharmaceuticals —%

AbbVie, Inc.
11/06/17	1.750%	60,000	60,278
Amgen, Inc.
06/15/16	2.300%	50,000	50,143
05/15/43	5.375%	8,000	9,110
Total			119,531

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Property & Casualty 0.1%

Alleghany Corp.
09/15/44	4.900%	$15,000		$14,523
Berkshire Hathaway Finance Corp.
05/15/42	4.400%		25,000	27,055
CNA Financial Corp.
05/15/24	3.950%		16,000	15,904
Chubb INA Holdings, Inc.
05/15/24	3.350%		34,000	35,614
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%		30,000	32,663
06/15/23	4.250%		47,000	48,440
Loews Corp.
04/01/26	3.750%		20,000	20,394
05/15/43	4.125%		5,000	4,763
Total				199,356

Refining —%

Marathon Petroleum Corp.
09/15/44	4.750%		20,000	16,005
Phillips 66
05/01/17	2.950%		30,000	30,553
Valero Energy Corp.
03/15/45	4.900%		2,000	1,786
Total				48,344

Restaurants —%

Yum! Brands, Inc.
11/01/43	5.350%		39,000	29,884

Retailers —%

CVS Health Corp.
07/20/45	5.125%		10,000	11,581

Technology 0.1%

Apple, Inc.
02/23/18	1.300%		35,000	35,271
02/09/45	3.450%		24,000	21,676
05/13/45	4.375%		16,000	16,753
Hewlett Packard Enterprise Co. (d)
10/15/45	6.350%		40,000	39,311
International Business Machine Corp.
11/19/19	1.375%	EUR	100,000	118,763
Oracle Corp.
07/08/44	4.500%		6,000	6,441
Total				238,215

Transportation Services 0.1%

ERAC U.S.A. Finance LLC (d)
11/01/25	3.800%		10,000	10,375
02/15/45	4.500%		48,000	47,283

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Transportation Services (continued)

FedEx Corp.
04/01/46	4.550%	$15,000		$15,416
Heathrow Funding Ltd. (d)
02/15/23	5.225%	GBP	50,000	83,613
Total				156,687

Wireless —%

CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%		13,000	13,111
Rogers Communications, Inc.
03/15/23	3.000%		61,000	61,651
03/15/44	5.000%		10,000	11,016
Total				85,778

Wirelines 0.1%

AT&T, Inc.
08/15/16	2.400%		65,000	65,394
06/15/45	4.350%		139,000	127,337
Verizon Communications, Inc.
11/01/42	3.850%		50,000	45,136
03/15/55	4.672%		53,000	50,880
Total				288,747
Total Corporate Bonds & Notes (Cost: $4,738,342)				$4,703,770

Residential Mortgage-Backed Securities - Agency 5.3%

Federal National Mortgage Association (e)
04/18/31	2.500%		592,000	607,725
04/18/31	3.000%		592,000	618,362
04/18/31- 04/13/46	3.500%		14,340,000	15,069,055
04/13/46	4.000%		592,000	632,515
Total Residential Mortgage-Backed Securities - Agency (Cost: $16,853,940)				$16,927,657

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations —%

U.S. Treasury
05/15/45	3.000%	$40,000	$43,139
Total U.S. Treasury Obligations (Cost: $39,173)			$43,139

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.5%

S&P 500 Index
	25	1,850.00	12/15/17	326,625
S&P 500 Index
	38	1,700.00	12/15/17	350,360
S&P 500 Index
	6	1,600.00	12/15/17	43,350
S&P 500 Index
	16	1,650.00	12/15/17	130,720
S&P 500 Index
	68	1,800.00	12/15/17	793,560
Total Options Purchased Puts (Cost: $2,273,846)				$1,644,615

	Shares	Value

Money Market Funds 23.6%

Columbia Short-Term Cash Fund, 0.420% (a)(f)	74,723,896	74,723,896

Total Money Market Funds (Cost: $74,723,896)		$74,723,896

Total Investments
(Cost: $327,757,018)		$331,737,082(g)
Other Assets & Liabilities, Net		(15,501,971)
Net Assets		$316,235,111

At March 31, 2016, cash totaling $1,758,949 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	05/11/2016	158,000 GBP	227,052 USD	99	—
State Street	05/11/2016	46,000 CAD	35,443 USD	23	—
UBS	05/11/2016	204,000 EUR	232,576 USD	183	—
Total				305	—

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAN 10YR BOND FUT	1	CAD	108,628	06/2016	—	(775)
EURO FX CURR FUT	7	USD	998,550	06/2016	32,788	—
EURO STOXX 50	23	EUR	767,092	06/2016	—	(21,641)
EURO-BOBL FUTURE	1	EUR	149,179	06/2016	—	(64)
EURO-BUND FUTURE	2	EUR	371,684	06/2016	716	—
JPN YEN CURR FUT	10	USD	1,113,000	06/2016	—	(267)
LONG GILT FUTURE	1	GBP	174,102	06/2016	1,768	—
Russell 2000 Mini	20	USD	2,219,200	06/2016	50,863	—
S&P 500 FUTURE	1	USD	512,875	06/2016	10,609	—
S&P500 EMINI FUT	158	USD	16,206,850	06/2016	272,631	—
TOPIX INDX FUTR	10	JPY	1,197,299	06/2016	2,538	—
US 5YR NOTE (CBT)	236	USD	28,594,719	06/2016	45,264	—
US 5YR NOTE (CBT)	6	USD	726,984	06/2016	788	—
US 5YR NOTE (CBT)	41	USD	4,967,727	06/2016	30,480	—
US LONG BOND(CBT)	10	USD	1,644,375	06/2016	910	—
US LONG BOND(CBT)	32	USD	5,262,000	06/2016	—	(47,937)
US ULTRA BOND CBT	9	USD	1,552,781	06/2016	247	—
US ULTRA BOND CBT	2	USD	345,062	06/2016	—	(2,191)
US ULTRA BOND CBT	51	USD	8,799,094	06/2016	—	(155,689)
Total			75,711,201		449,602	(228,564)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P/TSX 60 IX FUT	(7)	CAD	(848,354)	06/2016	2,384	—
US 10YR NOTE (CBT)	(6)	USD	(782,344)	06/2016	—	(3,088)
US 2YR NOTE (CBT)	(17)	USD	(3,718,750)	06/2016	3,954	—
US LONG BOND(CBT)	(7)	USD	(1,151,062)	06/2016	2,887	—
Total			(6,500,510)		9,225	(3,088)

Notes to Portfolio of Investments

(a)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,856,006	25,250,278	(6,382,388)	—	74,723,896	—	64,882	74,723,896
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	1,816,176	610,815	(13,869)	(1,088)	2,412,034	—	—	2,735,877
Columbia Variable Portfolio – Core Bond Fund, Class 1	6,722,165	1,760,397	(25,142)	(69)	8,457,351	—	—	8,642,103
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	2,126,435	823,243	(15,026)	(1,041)	2,933,611	—	—	3,164,672
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	7,013,094	—	—	—	7,013,094	—	—	6,845,218
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	26,799,772	7,444,229	(86,192)	(2,041)	34,155,768	—	—	34,710,770
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	791,342	336,624	(12,041)	(1,590)	1,114,335	—	—	1,260,642
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	5,453,906	1,617,808	(54,303)	(4,976)	7,012,435	—	—	7,266,909
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	8,493,443	2,218,114	(40,120)	(4,888)	10,666,549	—	—	10,341,855
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1	—	323,991	—	—	323,991	—	—	324,515

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	—	323,991	—	—	323,991	—	—	324,484
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	855,419	501,880	(43,289)	(9,178)	1,304,832	—	—	1,333,417
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	1,068,835	367,788	(20,581)	(2,186)	1,413,856	—	—	1,522,579
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	3,308,669	1,113,037	(69,963)	(14,599)	4,337,144	—	—	4,216,957
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	8,050,325	2,268,885	(40,260)	(1,030)	10,277,920	—	—	10,429,809
Variable Portfolio — American Century Diversified Bond Fund, Class 1	27,000,237	7,324,325	(180,349)	(6,109)	34,138,104	—	—	34,727,286
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	225,420	1,337	—	—	226,757	—	1,337	200,945
Variable Portfolio — DFA International Value Fund, Class 1	3,146,777	1,039,509	(36,705)	(11,500)	4,138,081	—	18,532	3,875,871
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	841,830	354,652	(26,468)	(3,329)	1,166,685	—	—	1,294,122
Variable Portfolio — Invesco International Growth Fund, Class 1	2,910,937	806,972	(29,428)	(5,309)	3,683,172	—	9,205	3,768,880
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	19,790,049	5,574,066	(58,467)	49	25,305,697	—	—	25,989,583
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	2,113	323,980	(749)	115	325,459	—	—	326,302
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	814,523	709,931	(16,196)	(1,141)	1,507,117	—	—	1,688,564
Variable Portfolio — MFS Value Fund, Class 1	997,753	366,938	(29,596)	(1,879)	1,333,216	—	—	1,541,835
Variable Portfolio — NFJ Dividend Value Fund, Class 1	1,099,978	357,984	(30,807)	(1,941)	1,425,214	—	—	1,551,195
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	998,777	472,395	(34,000)	(4,825)	1,432,347	—	—	1,536,893
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	1,126,466	510,778	(43,686)	(13,046)	1,580,512	—	—	1,571,792
Variable Portfolio — Partners Small Cap Value Fund, Class 1	2,588,518	767,792	(43,018)	(8,267)	3,305,025	—	—	3,405,903
Variable Portfolio — Pyramis® International Equity Fund, Class 1	3,002,305	1,353,278	(24,415)	(5,666)	4,325,502	—	30,307	4,119,055
Variable Portfolio — Pyrford International Equity Fund, Class 1	1,000,894	251,055	(7,908)	(1,044)	1,242,997	—	5,547	1,243,998
Variable Portfolio — Sit Dividend Growth Fund, Class 1	2,204,150	704,980	(45,633)	(2,510)	2,860,987	—	—	3,162,464
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	26,535,966	7,409,746	(82,189)	(38)	33,863,485	—	—	34,549,953
Variable Portfolio — Victory Established Value Fund, Class 1	1,099	323,987	(439)	109	324,756	—	—	325,189
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	3,125,883	320,357	(8,893)	13	3,437,360	—	—	3,455,891
Total	225,769,262	73,935,142	(7,502,120)	(109,004)	292,093,280	—	129,810	296,179,424

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $985,525 or 0.31% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	12,238,477	—	—	12,238,477
Corporate Bonds & Notes	—	4,703,770	—	4,703,770
Residential Mortgage-Backed Securities - Agency	—	16,927,657	—	16,927,657
U.S. Treasury Obligations	43,139	—	—	43,139
Options Purchased Puts	1,644,615	—	—	1,644,615
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	51,763,060
Fixed-Income Funds	—	—	—	169,692,468
Money Market Funds	—	—	—	74,723,896
Total Investments	13,926,231	21,631,427	—	331,737,082
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	305	—	305
Futures Contracts	458,827	—	—	458,827
Liabilities
Futures Contracts	(231,652)	—	—	(231,652)
Total	14,153,406	21,631,732	—	331,964,562

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 31.6%
International 8.7%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	170,618	$1,905,802
Variable Portfolio – DFA International Value Fund, Class 1 (a)	2,933,502	25,022,770
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	2,502,544	28,804,278
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	2,715,277	27,098,466
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	836,868	8,176,202
Total		91,007,518
U.S. Large Cap 16.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	1,050,078	17,599,306
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	917,159	18,645,837
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	658,019	8,159,436
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	1,348,229	48,751,959
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	493,968	8,185,054
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	565,628	9,632,649
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	416,917	8,142,396
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	394,385	8,128,275
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	504,987	9,604,853
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	540,721	9,592,387
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	506,312	9,913,584
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	1,280,791	20,364,578
Total		176,720,314
U.S. Mid Cap 0.4%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 (a)(b)	57,902	1,166,732
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 (a)(b)	65,753	1,166,451
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	68,061	1,242,117
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	61,371	1,199,791
Total		4,775,091

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 5.6%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	1,571,498	$27,312,641
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	582,039	9,632,744
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	1,004,463	21,555,774
Total		58,501,159
Total Equity Funds (Cost: $329,456,558)		$331,004,082

Fixed-Income Funds 38.8%
High Yield 2.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	2,588,321	21,457,184
Investment Grade 36.8%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	2,021,167	20,575,478
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	7,929,632	82,071,696
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	2,599,390	24,642,220
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	2,320,996	24,556,137
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	7,345,632	81,389,605
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	5,548,897	61,592,753
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	7,704,945	82,057,660
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	803,935	8,200,135
Total		385,085,684
Total Fixed-Income Funds (Cost: $403,015,574)		$406,542,868

Exchange-Traded Funds 4.2%
SPDR S&P 500 ETF Trust	96,625	19,862,235
iShares MSCI EAFE ETF	347,987	19,880,497
iShares Russell 2000 ETF	35,800	3,960,196
Total Exchange-Traded Funds (Cost: $40,895,347)		$43,702,928

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(c) 1.1%
Aerospace & Defense –%
L-3 Communications Corp.
02/15/21	4.950%		55,000	$57,745
05/28/24	3.950%		73,000	70,257
Lockheed Martin Corp.
11/23/18	1.850%		38,000	38,434
Northrop Grumman Corp.
08/01/23	3.250%		20,000	20,909
Total				187,345
Banking –%
Bank of America Corp.
04/01/24	4.000%		80,000	83,917
Bank of Nova Scotia (The)
06/11/18	1.700%		80,000	80,371
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%		63,000	63,596
02/25/26	3.750%		84,000	85,992
JPMorgan Chase & Co.
03/01/18	1.700%		50,000	50,157
03/22/19	1.850%		50,000	50,197
Total				414,230
Cable and Satellite –%
Time Warner Cable, Inc.
09/15/42	4.500%		32,000	28,407
Chemicals –%
Dow Chemical Co. (The)
10/01/44	4.625%		29,000	29,016
LYB International Finance BV
03/15/44	4.875%		35,000	34,897
Total				63,913
Consumer Products –%
Clorox Co. (The)
12/15/24	3.500%		110,000	114,609
Diversified Manufacturing –%
General Electric Co.
05/26/23	1.250%	EUR	135,000	158,566
Honeywell International, Inc.
02/22/23	1.300%	EUR	105,000	121,747
Total				280,313
Electric 0.3%
Appalachian Power Co.
05/15/44	4.400%	$30,000		$30,065
06/01/45	4.450%		40,000	41,243
Berkshire Hathaway Energy Co.
11/15/43	5.150%		3,000	3,470
02/01/45	4.500%		83,000	88,362

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
CMS Energy Corp.
03/15/22	5.050%	30,000		$33,562
03/01/44	4.875%	85,000		90,371
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	20,000		22,016
DTE Energy Co.
06/01/16	6.350%	15,000		15,123
12/01/23	3.850%	10,000		10,609
06/01/24	3.500%	150,000		154,160
DTE Energy Co. (d)
06/15/22	3.300%	135,000		140,102
Dominion Resources, Inc.
06/15/18	1.900%	105,000		105,211
10/01/25	3.900%	118,000		121,362
09/15/42	4.050%	78,000		71,535
Duke Energy Corp.
10/15/23	3.950%	332,000		352,588
12/15/45	4.800%	30,000		31,921
Eversource Energy
01/15/18	1.600%	27,000		26,866
05/01/18	1.450%	180,000		178,405
Indiana Michigan Power Co.
03/15/23	3.200%	70,000		70,776
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%	15,000		15,087
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	180,000		187,914
04/01/45	3.750%	20,000		18,776
PSEG Power LLC
11/15/18	2.450%	10,000		10,046
11/15/23	4.300%	40,000		40,701
Pacific Gas & Electric Co.
06/15/23	3.250%	94,000		97,372
02/15/24	3.750%	45,000		48,113
02/15/44	4.750%	85,000		96,739
Southern California Edison Co.
02/01/45	3.600%	10,000		9,596
TransAlta Corp.
06/03/17	1.900%	105,000		101,411
11/25/20	5.000%	CAD	105,000	73,074
WEC Energy Group, Inc.
06/15/18	1.650%	45,000		45,014
06/15/25	3.550%	39,000		40,516
Western Power Distribution PLC (d)
11/06/23	3.625%	GBP	155,000	227,575
Xcel Energy, Inc.
05/15/20	4.700%	91,000		99,846
Total				2,699,527
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	7,000		7,028
02/01/46	4.900%	105,000		117,344

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	$80,000		$80,438
ConAgra Foods, Inc.
01/25/23	3.200%	94,000		94,630
General Mills, Inc.
10/20/17	1.400%	12,000		12,070
11/16/20	2.100%	EUR	106,000	129,024
Kraft Heinz Foods Co
06/05/17	2.250%	34,000		34,327
Molson Coors Brewing Co.
05/01/42	5.000%	122,000		126,924
PepsiCo, Inc.
02/22/19	1.500%	105,000		106,248
Sysco Corp. (e)
07/15/21	2.500%	20,000		20,232
Wm. Wrigley Jr., Co. (d)
10/21/18	2.400%	17,000		17,170
10/21/19	2.900%	145,000		148,929
Total				894,364
Health Care –%
Becton Dickinson and Co.
12/15/44	4.685%	25,000		27,004
Healthcare Insurance –%
Cigna Corporation
03/15/21	4.500%	75,000		81,385
UnitedHealth Group, Inc.
12/15/17	1.400%	5,000		5,022
Total				86,407
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%	115,000		116,997
03/15/40	6.200%	27,000		25,975
Canadian Natural Resources Ltd.
08/15/16	6.000%	23,000		23,295
05/15/17	5.700%	13,000		13,401
02/01/35	5.850%	45,000		38,735
03/15/38	6.250%	54,000		49,671
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	30,000		23,428
Cimarex Energy Co.
05/01/22	5.875%	80,000		82,600
06/01/24	4.375%	53,000		52,186
Continental Resources, Inc.
09/15/22	5.000%	90,000		77,569
06/01/44	4.900%	22,000		16,390

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Independent Energy (continued)
Marathon Oil Corp.
06/01/45	5.200%	$60,000	$41,898
Noble Energy, Inc.
11/15/43	5.250%	30,000	25,835
Woodside Finance Ltd. (d)
03/05/25	3.650%	141,000	130,659
Total			718,639
Integrated Energy –%
Cenovus Energy, Inc.
09/15/23	3.800%	5,000	4,493
09/15/42	4.450%	54,000	41,785
09/15/43	5.200%	65,000	53,075
Total			99,353
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	250,000	262,932
Guardian Life Insurance Co. of America (The) Subordinated (d)
06/19/64	4.875%	95,000	90,968
MetLife, Inc.
09/15/23	4.368%	56,000	61,230
03/01/45	4.050%	10,000	9,460
05/13/46	4.600%	29,000	29,730
Northwestern Mutual Life Insurance Co. (The) Subordinated (d)
03/30/40	6.063%	35,000	43,020
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	100,000	100,111
Teachers Insurance & Annuity Association of America Subordinated (d)
09/15/44	4.900%	120,000	128,264
Total			725,715
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	80,000	82,812
Scripps Networks Interactive, Inc.
11/15/24	3.900%	167,000	168,591
06/15/25	3.950%	66,000	66,022
Sky PLC (d)
11/26/22	3.125%	215,000	217,753
Thomson Reuters Corp.
05/23/16	0.875%	55,000	54,969
10/15/19	4.700%	35,000	37,811
05/23/43	4.500%	90,000	82,324
Total			710,282
Metals –%
Barrick Gold Corp.
04/01/42	5.250%	40,000	34,431

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Metals (continued)
Newmont Mining Corp.
03/15/42	4.875%	$34,000	$29,155
Teck Resources Ltd.
03/01/42	5.200%	31,000	17,050
Total			80,636
Midstream 0.1%
Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%	81,000	82,042
Energy Transfer Partners LP
02/01/43	5.150%	7,000	5,398
Enterprise Products Operating LLC
05/07/18	1.650%	42,000	41,847
02/15/45	5.100%	60,000	58,237
05/15/46	4.900%	39,000	37,486
Kinder Morgan Energy Partners LP
09/01/22	3.950%	35,000	33,599
02/15/23	3.450%	111,000	102,985
05/01/24	4.300%	55,000	52,269
03/01/43	5.000%	83,000	68,477
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	146,000	123,819
10/15/23	3.850%	110,000	98,392
11/01/24	3.600%	5,000	4,312
06/15/44	4.700%	38,000	28,383
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	24,000	24,752
Transcontinental Gas Pipe Line Co. LLC (d)
02/01/26	7.850%	37,000	42,332
Williams Partners LP
09/15/45	5.100%	128,000	92,102
Total			896,432
Natural Gas —%
NiSource Finance Corp.
02/15/43	5.250%	45,000	51,218
Sempra Energy
04/01/17	2.300%	60,000	60,383
06/15/24	3.550%	225,000	228,333
Total			339,934
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	92,000	45,784

Pharmaceuticals —%
AbbVie, Inc.
11/06/17	1.750%	140,000	140,648
Amgen, Inc.
06/15/16	2.300%	115,000	115,328
05/15/43	5.375%	39,000	44,414
Total			300,390

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Property & Casualty 0.1%
Alleghany Corp.
09/15/44	4.900%	$40,000		$38,727
Berkshire Hathaway Finance Corp.
05/15/42	4.400%		61,000	66,015
CNA Financial Corp.
05/15/24	3.950%		36,000	35,784
Chubb INA Holdings, Inc.
05/15/24	3.350%		61,000	63,895
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%		65,000	70,771
06/15/23	4.250%		116,000	119,555
Loews Corp.
04/01/26	3.750%		50,000	50,984
05/15/43	4.125%		15,000	14,289
Total				460,020
Refining —%
Marathon Petroleum Corp.
09/15/44	4.750%		50,000	40,013
Phillips 66
05/01/17	2.950%		75,000	76,383
Valero Energy Corp.
03/15/45	4.900%		6,000	5,357
Total				121,753
Restaurants —%
Yum! Brands, Inc.
11/01/43	5.350%		84,000	64,365

Retailers —%
CVS Health Corp.
07/20/45	5.125%		25,000	28,953

Technology 0.1%
Apple, Inc.
02/23/18	1.300%		83,000	83,644
02/09/45	3.450%		61,000	55,092
05/13/45	4.375%		40,000	41,883
Hewlett Packard Enterprise Co. (d)
10/15/45	6.350%		95,000	93,364
International Business Machine Corp.
11/19/19	1.375%	EUR	112,000	133,014
Oracle Corp.
01/10/21	2.250%	EUR	100,000	124,119
07/08/44	4.500%		16,000	17,175
Total				548,291
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
11/01/25	3.800%		25,000	25,938

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Transportation Services (continued)
02/15/45	4.500%	$107,000		$105,402
FedEx Corp.
04/01/46	4.550%		35,000	35,970
Heathrow Funding Ltd. (d)
02/15/23	5.225%	GBP	56,000	93,647
Total				260,957
Wireless —%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%		31,000	31,264
Rogers Communications, Inc.
03/15/23	3.000%		166,000	167,773
03/15/44	5.000%		20,000	22,031
Total				221,068
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%		155,000	155,939
06/15/45	4.350%		333,000	305,060
Orange SA
02/21/17	4.750%	EUR	50,000	59,271
Verizon Communications, Inc.
11/01/42	3.850%		139,000	125,478
03/15/55	4.672%		120,000	115,200
Total				760,948
Total Corporate Bonds & Notes (Cost: $11,279,105)				$11,179,639

Residential Mortgage-Backed Securities - Agency 6.5%
Federal National Mortgage Association (e)
04/18/31	2.500%		1,750,000	1,796,485
04/18/31	3.000%		1,750,000	1,827,930
04/18/31- 04/13/46	3.500%		54,675,000	57,461,057
04/13/46	4.000%		6,750,000	7,211,953
Total Residential Mortgage-Backed Securities - Agency (Cost: $68,008,775)				$68,297,425

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations —%
U.S. Treasury
05/15/45	3.000%	$25,000	$26,962
Total U.S. Treasury Obligations (Cost: $24,483)			$26,962

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.9%
S&P 500 Index
	60	1,600.00	12/15/17	433,500
S&P 500 Index
	120	1,650.00	12/15/17	980,400
S&P 500 Index
	238	1,700.00	12/15/17	2,194,360
S&P 500 Index
	335	1,800.00	12/15/17	3,909,450
S&P 500 Index
	145	1,850.00	12/15/17	1,894,425

Total Options Purchased Puts (Cost: $13,283,206)				$9,412,135

			Shares	Value

Money Market Funds 23.3%
Columbia Short-Term Cash Fund, 0.420% (a)(f)			243,732,651	243,732,651
Total Money Market Funds (Cost: $243,732,651)				$243,732,651
Total Investments
(Cost: $1,109,695,699)				$1,113,898,690(g)
Other Assets & Liabilities, Net				(67,453,464)
Net Assets				$1,046,445,226

At March 31, 2016, cash totaling $7,223,015 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Standard Chartered	05/11/2016	222,000	GBP	319,022	USD	139	—
State Street	05/11/2016	105,000	CAD	80,903	USD	52	—
UBS	05/11/2016	643,000	EUR	733,071	USD	577	—
Total					768		—

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	1	JPY	134,604	06/2016	—	(191)
CAN 10YR BOND FUT	2	CAD	217,255	06/2016	—	(1,551)
EURO FX CURR FUT	65	USD	9,272,250	06/2016	304,463	—
EURO STOXX 50	136	EUR	4,535,851	06/2016	—	(127,966)
EURO-BOBL FUTURE	3	EUR	447,536	06/2016	—	(191)
EURO-BUND FUTURE	3	EUR	557,525	06/2016	1,074	—
EURO-SCHATZ FUT	1	EUR	127,200	06/2016	—	(130)
JPN YEN CURR FUT	85	USD	9,460,500	06/2016	—	(2,271)
LONG GILT FUTURE	3	GBP	522,306	06/2016	2,890	—
Russell 2000 Mini	49	USD	5,437,040	06/2016	110,223	—
S&P 500 FUTURE	8	USD	4,103,000	06/2016	84,872	—
S&P500 EMINI FUT	737	USD	75,597,775	06/2016	1,156,681	—
TOPIX INDX FUTR	76	JPY	9,099,471	06/2016	19,276	—
US 5YR NOTE (CBT)	696	USD	84,330,188	06/2016	115,028	—
US 5YR NOTE (CBT)	15	USD	1,817,461	06/2016	1,969	—
US 5YR NOTE (CBT)	170	USD	20,597,891	06/2016	123,943	—
US LONG BOND (CBT)	38	USD	6,248,625	06/2016	3,654	—
US LONG BOND (CBT)	56	USD	9,208,500	06/2016	—	(71,578)
US ULTRA BOND (CBT)	42	USD	7,246,312	06/2016	—	(2,585)
US ULTRA BOND (CBT)	7	USD	1,207,719	06/2016	—	(7,668)
US ULTRA BOND (CBT)	165	USD	28,467,656	06/2016	—	(510,676)
Total			278,636,665		1,924,073	(724,807)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P/TSX 60 IX FUT	(53)	CAD	(6,423,253)	06/2016	18,052	—
US 10YR NOTE (CBT)	(19)	USD	(2,477,422)	06/2016	—	(6,050)
US 2YR NOTE (CBT)	(2)	USD	(437,500)	06/2016	—	(159)
US 2YR NOTE (CBT)	(145)	USD	(31,718,750)	06/2016	33,724	—
US LONG BOND (CBT)	(17)	USD	(2,795,438)	06/2016	7,010	—
Total			(43,852,363)		58,786	(6,209)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	226,336,987	61,004,897	(43,609,233)	—	243,732,651	—	223,364	243,732,651
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	13,335,766	2,015,660	—	—	15,351,426	—	—	17,599,306
Columbia Variable Portfolio — Core Bond Fund, Class 1	18,630,225	1,594,506	—	—	20,224,731	—	—	20,575,478
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	15,615,283	1,555,812	—	—	17,171,095	—	—	18,645,837
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	22,191,704	—	—	—	22,191,704	—	—	21,457,184
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	74,600,223	6,509,556	—	—	81,109,779	—	—	82,071,696
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	5,721,074	1,219,887	—	—	6,940,961	—	—	8,159,436
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	42,190,320	5,143,676	(5,634)	(329)	47,328,033	—	—	48,751,959
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	23,876,045	2,363,917	—	—	26,239,962	—	—	24,642,220

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	—	1,162,163	—	—	1,162,163	—	—	1,166,732
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	—	1,162,164	—	—	1,162,164	—	—	1,166,451
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	6,529,661	1,596,589	(2,362)	(527)	8,123,361	—	—	8,185,054
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	7,757,048	1,217,766	(4,627)	(284)	8,969,903	—	—	9,632,649
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	24,648,534	4,309,180	(16,533)	(2,855)	28,938,326	—	—	27,312,641
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	21,871,400	2,278,713	—	—	24,150,113	—	—	24,556,137
Variable Portfolio — American Century Diversified Bond Fund, Class 1	73,208,615	7,087,405	—	—	80,296,020	—	—	81,389,605
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	2,168,170	12,682	—	—	2,180,852	—	12,683	1,905,802
Variable Portfolio — DFA International Value Fund, Class 1	29,319,084	486,979	(40,138)	(14,973)	29,750,952	—	119,643	25,022,770
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	6,172,627	1,034,142	—	—	7,206,769	—	—	8,142,396
Variable Portfolio — Invesco International Growth Fund, Class 1	30,828,512	70,350	(165,865)	(37,263)	30,695,734	—	70,350	28,804,278
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	54,887,037	5,351,522	—	—	60,238,559	—	—	61,592,753
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	62,951	1,161,679	(2,589)	448	1,222,489	—	—	1,242,117
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	6,030,048	897,392	—	—	6,927,440	—	—	8,128,275
Variable Portfolio — MFS Value Fund, Class 1	7,314,080	917,152	(463)	(18)	8,230,751	—	—	9,604,853
Variable Portfolio — NFJ Dividend Value Fund, Class 1	8,038,742	860,975	(3,416)	(98)	8,896,203	—	—	9,592,387
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	7,521,891	1,585,446	—	—	9,107,337	—	—	9,913,584
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	8,108,750	1,798,740	(6,671)	(1,675)	9,899,144	—	—	9,632,744
Variable Portfolio — Partners Small Cap Value Fund, Class 1	18,620,890	2,807,344	(23,072)	(2,842)	21,402,320	—	—	21,555,774
Variable Portfolio — Pyramis® International Equity Fund, Class 1	30,953,444	199,382	(123,078)	(36,578)	30,993,170	—	199,382	27,098,466
Variable Portfolio — Pyrford International Equity Fund, Class 1	7,470,080	900,706	(453)	(44)	8,370,289	—	36,459	8,176,202
Variable Portfolio — Sit Dividend Growth Fund, Class 1	16,479,000	1,758,740	—	—	18,237,740	—	—	20,364,578
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	73,598,910	6,755,479	—	—	80,354,389	—	—	82,057,660
Variable Portfolio — Victory Established Value Fund, Class 1	26,920	1,161,934	(1,244)	326	1,187,936	—	—	1,199,791
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	7,295,108	915,209	—	—	8,210,317	—	—	8,200,135
Total	891,409,129	128,897,744	(44,005,378)	(96,712)	976,204,783	—	661,881	981,279,601

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At March 31, 2016, the value of these securities amounted to $2,188,714 or 0.21% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2016.

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	43,702,928	—	—	43,702,928
Corporate Bonds & Notes	—	11,179,639	—	11,179,639
Residential Mortgage-Backed Securities - Agency	—	68,297,425	—	68,297,425
U.S. Treasury Obligations	26,962	—	—	26,962
Options Purchased Puts	9,412,135	—	—	9,412,135
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	331,004,082
Fixed-Income Funds	—	—	—	406,542,868
Money Market Funds	—	—	—	243,732,651
Total Investments	53,142,025	79,477,064	—	1,113,898,690
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	768	—	768
Futures Contracts	1,982,859	—	—	1,982,859
Liabilities
Futures Contracts	(731,016)	—	—	(731,016)
Total	54,393,868	79,477,832	—	1,115,151,301

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 59.8%
International 17.3%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	3,033,200	$33,880,839
Variable Portfolio – DFA International Value Fund, Class 1 (a)	42,336,158	361,127,428
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	36,625,927	421,564,421
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	38,909,791	388,319,713
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	12,129,705	118,507,221
Total		1,323,399,622
U.S. Large Cap 32.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	15,073,781	252,636,567
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	13,390,830	272,235,571
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	9,251,598	114,719,813
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	14,619,006	528,623,274
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	6,697,844	110,983,280
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	8,041,190	136,941,464
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	5,929,378	115,800,755
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	10,849,019	223,598,274
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	7,300,130	138,848,469
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	7,805,429	138,468,309
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	7,197,200	140,921,177
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	18,645,000	296,455,509
Total		2,470,232,462
U.S. Mid Cap 0.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 (a)(b)	58,990	1,188,648
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 (a)(b)	66,986	1,188,321
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	144,094	2,629,721

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	100,433	$1,963,472
Total		6,970,162
U.S. Small Cap 10.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	19,592,736	340,521,747
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	8,037,140	133,014,665
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	14,489,226	310,938,797
Total		784,475,209
Total Equity Funds (Cost: $4,624,372,660)		$4,585,077,455

Fixed-Income Funds 11.5%
High Yield 0.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	5,181,261	42,952,655
Investment Grade 10.9%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	3,863,792	39,333,398
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	14,806,203	153,244,203
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	4,773,517	45,252,942
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	4,276,881	45,249,397
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	13,893,313	153,937,908
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	20,035,023	222,388,759
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	15,363,181	163,617,878
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	1,477,493	15,070,424
Total		838,094,909
Total Fixed-Income Funds (Cost: $873,862,049)		$881,047,564

Exchange-Traded Funds 5.8%
SPDR S&P 500 ETF Trust	1,038,300	213,432,948
iShares MSCI EAFE ETF	3,310,000	189,100,300

	Shares	Value

Exchange-Traded Funds (continued)
iShares Russell 2000 ETF	400,000	$44,248,000
Total Exchange-Traded Funds (Cost: $430,990,484)		$446,781,248

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(c) 0.6%
Aerospace & Defense —%
L-3 Communications Corp.
02/15/21	4.950%	226,000		$237,278
05/28/24	3.950%	301,000		289,690
Lockheed Martin Corp.
11/23/18	1.850%	154,000		155,758
Northrop Grumman Corp.
08/01/23	3.250%	85,000		88,866
Total				771,592
Apartment REIT —%
Grand City Properties SA (d)
04/17/25	1.500%	EUR	200,000	215,797

Banking —%
Bank of America Corp.
04/01/24	4.000%	330,000		346,156
Bank of Nova Scotia (The)
06/11/18	1.700%	330,000		331,531
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%	259,000		261,451
02/25/26	3.750%	348,000		356,253
JPMorgan Chase & Co.
03/01/18	1.700%	215,000		215,676
03/22/19	1.850%	200,000		200,786
Total				1,711,853
Cable and Satellite —%
Time Warner Cable, Inc.
09/15/42	4.500%	139,000		123,391

Chemicals —%
Dow Chemical Co. (The)
10/01/44	4.625%	125,000		125,070
LYB International Finance BV
03/15/44	4.875%	145,000		144,572
Total				269,642
Consumer Cyclical Services —%
Motability Operations Group PLC (d)
07/16/26	3.750%	GBP	225,000	356,055

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%		$455,000	$474,064

Diversified Manufacturing —%
General Electric Co.
05/26/23	1.250%	EUR	585,000	687,116
Honeywell International, Inc.
02/22/23	1.300%	EUR	440,000	510,179
United Technologies Corp.
05/22/23	1.250%	EUR	270,000	312,460
Total				1,509,755
Electric 0.2%
Appalachian Power Co.
05/15/44	4.400%		120,000	120,260
06/01/45	4.450%		170,000	175,284
Berkshire Hathaway Energy Co.
11/15/43	5.150%		17,000	19,664
02/01/45	4.500%		336,000	357,708
CMS Energy Corp.
03/15/22	5.050%		130,000	145,437
03/01/44	4.875%		345,000	366,801
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		75,000	82,559
DTE Energy Co.
06/01/16	6.350%		55,000	55,449
12/01/23	3.850%		60,000	63,656
06/01/24	3.500%		600,000	616,642
DTE Energy Co. (d)
06/15/22	3.300%		570,000	591,542
Dominion Resources, Inc.
06/15/18	1.900%		435,000	435,874
10/01/25	3.900%		489,000	502,932
09/15/42	4.050%		332,000	304,481
Duke Energy Corp.
10/15/23	3.950%		1,373,000	1,458,142
12/15/45	4.800%		135,000	143,643
Eversource Energy
01/15/18	1.600%		108,000	107,464
05/01/18	1.450%		754,000	747,318
Indiana Michigan Power Co.
03/15/23	3.200%		300,000	303,325
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		65,000	65,376
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		766,000	799,676
04/01/45	3.750%		100,000	93,880
PSEG Power LLC
11/15/18	2.450%		50,000	50,232
11/15/23	4.300%		165,000	167,890
Pacific Gas & Electric Co.
06/15/23	3.250%		344,000	356,340
02/15/24	3.750%		185,000	197,800

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
02/15/44	4.750%		$355,000	$404,029
Southern California Edison Co.
02/01/45	3.600%	35,000		33,587
TransAlta Corp.
06/03/17	1.900%	430,000		415,300
11/25/20	5.000%	CAD	430,000	299,254
WEC Energy Group, Inc.
06/15/18	1.650%	180,000		180,055
06/15/25	3.550%	158,000		164,142
Western Power Distribution PLC (d)
11/06/23	3.625%	GBP	630,000	924,984
Xcel Energy, Inc.
05/15/20	4.700%	379,000		415,843
Total				11,166,569
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	17,000		17,069
02/01/46	4.900%	365,000		407,910
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	335,000		336,832
ConAgra Foods, Inc.
01/25/23	3.200%	381,000		383,555
General Mills, Inc.
10/20/17	1.400%	47,000		47,272
11/16/20	2.100%	EUR	440,000	535,573
Grupo Bimbo SAB de CV (d)
06/27/44	4.875%	200,000		185,124
Kraft Heinz Co. (The) (d)
07/01/27	4.125%	GBP	260,000	395,162
Kraft Heinz Foods Co
06/05/17	2.250%	137,000		138,318
Molson Coors Brewing Co.
05/01/42	5.000%	508,000		528,502
PepsiCo, Inc.
02/22/19	1.500%	445,000		450,288
SABMiller Holdings, Inc. (d)
01/15/22	3.750%	480,000		509,234
Sysco Corp. (e)
07/15/21	2.500%	80,000		80,929
Wm. Wrigley Jr., Co. (d)
10/21/18	2.400%	68,000		68,679
10/21/19	2.900%	605,000		621,394
Total				4,705,841
Health Care —%
Becton Dickinson and Co.
12/15/44	4.685%	105,000		113,417

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%	$315,000	$341,817
UnitedHealth Group, Inc.
12/15/17	1.400%	30,000	30,129
Total			371,946
Independent Energy —%
Anadarko Petroleum Corp.
09/15/16	5.950%	475,000	483,247
03/15/40	6.200%	96,000	92,357
Canadian Natural Resources Ltd.
08/15/16	6.000%	93,000	94,194
05/15/17	5.700%	56,000	57,726
02/01/35	5.850%	185,000	159,246
03/15/38	6.250%	229,000	210,641
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	125,000	97,617
Cimarex Energy Co.
05/01/22	5.875%	342,000	353,115
06/01/24	4.375%	201,000	197,912
Continental Resources, Inc.
09/15/22	5.000%	374,000	322,341
06/01/44	4.900%	97,000	72,265
Marathon Oil Corp.
06/01/45	5.200%	250,000	174,574
Noble Energy, Inc.
11/15/43	5.250%	144,000	124,011
Woodside Finance Ltd. (d)
03/05/25	3.650%	573,000	530,977
Total			2,970,223
Integrated Energy —%
Cenovus Energy, Inc.
09/15/23	3.800%	28,000	25,161
09/15/42	4.450%	227,000	175,652
09/15/43	5.200%	260,000	212,300
Total			413,113
Life Insurance —%
Five Corners Funding Trust (d)
11/15/23	4.419%	1,035,000	1,088,541
Guardian Life Insurance Co. of America (The) Subordinated (d)
06/19/64	4.875%	400,000	383,025
MetLife, Inc.
09/15/23	4.368%	227,000	248,200
03/01/45	4.050%	25,000	23,650
05/13/46	4.600%	118,000	120,969
Northwestern Mutual Life Insurance Co. (The) Subordinated (d)
03/30/40	6.063%	125,000	153,644
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	321,000	321,355

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Life Insurance (continued)
Teachers Insurance & Annuity Association of America Subordinated (d)
09/15/44	4.900%		$520,000	$555,810
Total				2,895,194
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%		330,000	341,599
Scripps Networks Interactive, Inc.
11/15/24	3.900%		688,000	694,556
06/15/25	3.950%		278,000	278,092
Sky PLC (d)
11/26/22	3.125%		895,000	906,461
Thomson Reuters Corp.
05/23/16	0.875%		238,000	237,867
10/15/19	4.700%		140,000	151,244
05/23/43	4.500%		365,000	333,869
Time Warner, Inc.
09/15/23	1.950%	EUR	120,000	142,017
Total				3,085,705
Metals —%
Barrick Gold Corp.
04/01/42	5.250%		175,000	150,635
Newmont Mining Corp.
03/15/42	4.875%		136,000	116,622
Teck Resources Ltd.
03/01/42	5.200%		122,000	67,100
Total				334,357
Midstream 0.1%
Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%		346,000	350,452
Energy Transfer Partners LP
02/01/43	5.150%		27,000	20,822
Enterprise Products Operating LLC
05/07/18	1.650%		170,000	169,382
02/15/45	5.100%		245,000	237,801
05/15/46	4.900%		163,000	156,674
Kinder Morgan Energy Partners LP
09/01/22	3.950%		140,000	134,395
02/15/23	3.450%		465,000	431,424
05/01/24	4.300%		235,000	223,330
03/01/43	5.000%		351,000	289,583
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%		616,000	522,416
10/15/23	3.850%		445,000	398,041
11/01/24	3.600%		35,000	30,183
06/15/44	4.700%		153,000	114,277
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%		101,000	104,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
Transcontinental Gas Pipe Line Co. LLC (d)
02/01/26	7.850%	$153,000	$175,046
Williams Partners LP
09/15/45	5.100%	540,000	388,554
Total			3,746,545
Natural Gas —%
NiSource Finance Corp.
02/15/43	5.250%	195,000	221,945
Sempra Energy
04/01/17	2.300%	245,000	246,564
06/15/24	3.550%	920,000	933,628
Total			1,402,137
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	377,000	187,616
Pharmaceuticals —%
AbbVie, Inc.
11/06/17	1.750%	605,000	607,800
Amgen, Inc.
06/15/16	2.300%	475,000	476,357
05/15/43	5.375%	165,000	187,903
Total			1,272,060
Property & Casualty —%
Alleghany Corp.
09/15/44	4.900%	165,000	159,750
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	270,000	292,198
CNA Financial Corp.
05/15/24	3.950%	147,000	146,117
Chubb INA Holdings, Inc.
05/15/24	3.350%	263,000	275,482
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	280,000	304,859
06/15/23	4.250%	465,000	479,251
Loews Corp.
04/01/26	3.750%	215,000	219,230
05/15/43	4.125%	70,000	66,682
Total			1,943,569
Refining —%
Marathon Petroleum Corp.
09/15/44	4.750%	205,000	164,053
Phillips 66
05/01/17	2.950%	305,000	310,621

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Refining (continued)
Valero Energy Corp.
03/15/45	4.900%	$25,000		$22,322
Total				496,996
Restaurants —%
Yum! Brands, Inc.
11/01/43	5.350%	352,000		269,720
Retailers —%
CVS Health Corp.
07/20/45	5.125%	105,000		121,603

Technology —%
Apple, Inc.
02/23/18	1.300%	342,000		344,652
01/17/24	1.375%	EUR	140,000	166,912
02/09/45	3.450%	249,000		224,886
Hewlett Packard Enterprise Co. (d)
10/15/45	6.350%	399,000		392,130
International Business Machine Corp.
11/19/19	1.375%	EUR	466,000	553,434
Oracle Corp.
01/10/21	2.250%	EUR	349,000	433,174
07/08/44	4.500%	65,000		69,775
Total				2,184,963
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
11/01/25	3.800%	110,000		114,128
02/15/45	4.500%	440,000		433,428
FedEx Corp.
04/01/46	4.550%	125,000		128,463
Heathrow Funding Ltd. (d)
02/15/23	5.225%	GBP	233,000	389,639
Total				1,065,658
Wireless —%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	128,000		129,091
Rogers Communications, Inc.
03/15/23	3.000%	665,000		672,100
03/15/44	5.000%	95,000		104,648
Total				905,839
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%	640,000		643,878
06/15/45	4.350%	1,393,000		1,276,122
Orange SA
02/21/17	4.750%	EUR	163,000	193,223
Verizon Communications, Inc.

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Wirelines (continued)
11/01/42	3.850%	$610,000		$550,660
03/15/55	4.672%		471,000	452,160
Total				3,116,043
Total Corporate Bonds & Notes (Cost: $48,609,374)				$48,201,263

Residential Mortgage-Backed Securities - Agency 4.0%
Federal National Mortgage Association (e)
04/18/31	2.500%		5,000,000	5,132,813
04/18/31	3.000%		5,000,000	5,222,656
04/18/31-04/13/46	3.500%		261,275,000	274,355,055
04/13/46	4.000%		23,000,000	24,574,062
Total Residential Mortgage-Backed Securities - Agency (Cost: $307,897,886)				$309,284,586

U.S. Treasury Obligations —%
U.S. Treasury
05/15/45	3.000%		100,000	107,848
Total U.S. Treasury Obligations (Cost: $97,934)				$107,848

Foreign Government Obligations (c)(f) —%
Norway —%
Avinor AS (d)
04/29/25	1.000%	EUR	200,000	228,785
Total Foreign Government Obligations (Cost: $212,667)				$228,785

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 1.7%
S&P 500 Index
	1,000	1,600.00	12/15/17	7,225,000
S&P 500 Index
	2,000	1,650.00	12/15/17	16,340,000
S&P 500 Index
	3,246	1,700.00	12/15/17	29,928,120
S&P 500 Index
	4,196	1,800.00	12/15/17	48,967,320

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts (continued)
S&P 500 Index
	1,900	1,850.00	12/15/17	$24,823,500
Total Options Purchased Puts (Cost: $182,411,024)				$127,283,940

	Shares	Value

Money Market Funds 20.5%
Columbia Short-Term Cash Fund, 0.420% (a)(g)	1,571,043,867	$1,571,043,867
Total Money Market Funds (Cost: $1,571,043,867)		$1,571,043,867
Total Investments
(Cost: $8,039,497,945)		$7,969,056,556(h)
Other Assets & Liabilities, Net		(300,371,639)
Net Assets		$7,668,684,917

At March 31, 2016, cash totaling $79,945,927 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Standard Chartered	05/11/2016	1,419,000	GBP	2,039,153	USD	891	—
State Street	05/11/2016	425,000	CAD	327,463	USD	209	—
UBS	05/11/2016	3,494,000	EUR	3,983,440	USD	3,133	—
Total						4,233	—

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	4	JPY	538,416	06/2016	—	(764)
BP CURRENCY FUT	275	USD	24,703,594	06/2016	260,318	—
CAN 10YR BOND FUT	7	CAD	760,393	06/2016	—	(5,428)
DAX INDEX FUTURE	10	EUR	2,844,750	06/2016	—	(8,332)
EURO BUXL 30Y BND	2	EUR	383,563	06/2016	538	—
EURO FX CURR FUT	1,100	USD	156,915,000	06/2016	5,152,455	—
EURO STOXX 50	1,064	EUR	35,486,361	06/2016	—	(1,001,143)
EURO-BOBL FUTURE	9	EUR	1,342,608	06/2016	—	(572)
EURO-BUND FUTURE	7	EUR	1,300,893	06/2016	1,696	—
EURO-SCHATZ FUT	9	EUR	1,144,801	06/2016	—	(1,172)
FTSE/MIB IDX FUT	28	EUR	2,819,078	06/2016	—	(113,874)
JPN YEN CURR FUT	1,400	USD	155,820,000	06/2016	—	(37,399)
LONG GILT FUTURE	8	GBP	1,392,817	06/2016	8,511	—
Russell 2000 Mini	991	USD	109,961,360	06/2016	2,335,350	—
S&P 500 FUTURE	190	USD	97,446,250	06/2016	2,015,710	—
S&P500 EMINI FUT	8,928	USD	915,789,600	06/2016	15,093,979	—
SPI 200 FUTURES	28	AUD	2,718,340	06/2016	—	(50,832)
TOPIX INDX FUTR	884	JPY	105,841,219	06/2016	224,254	—
US 2YR NOTE (CBT)	1,300	USD	284,375,000	06/2016	—	(307,029)
US 5YR NOTE (CBT)	1,025	USD	124,193,165	06/2016	589,748	—
US 5YR NOTE (CBT)	400	USD	48,465,625	06/2016	333,971	—
US 5YR NOTE (CBT)	1,511	USD	183,078,899	06/2016	1,169,827	—
US LONG BOND(CBT)	80	USD	13,155,000	06/2016	—	(16,921)
US ULTRA BOND (CBT)	235	USD	40,544,844	06/2016	60,394	—
US ULTRA BOND (CBT)	651	USD	112,317,844	06/2016	—	(2,000,553)
US ULTRA BOND (CBT)	51	USD	8,799,094	06/2016	27,133	—
Total			2,432,138,514		27,273,884	(3,544,019)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P/TSX 60 IX FUT	(783)	CAD	(94,894,475)	06/2016	266,699	—
US 10YR NOTE (CBT)	(51)	USD	(6,649,922)	06/2016	915	—
US 2YR NOTE (CBT)	(4)	USD	(875,000)	06/2016	—	(319)
US 2YR NOTE (CBT)	(2,460)	USD	(538,125,000)	06/2016	572,137	—
US LONG BOND(CBT)	(66)	USD	(10,852,875)	06/2016	27,216	—
Total			(651,397,272)		866,967	(319)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,628,390,047	511,770,660	(569,116,840)	—	1,571,043,867	—	1,523,179	1,571,043,867
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	210,315,812	8,516,035	(85,186)	(1,474)	218,745,187	—	—	252,636,567
Columbia Variable Portfolio – Core Bond Fund, Class 1	38,717,689	4,919	(24,108)	65	38,698,565	—	—	39,333,398
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	247,709,836	2,808,521	(91,794)	(677)	250,425,886	—	—	272,235,571
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	45,043,969	—	—	—	45,043,969	—	—	42,952,655
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	150,430,388	1,078,025	(71,223)	(7,431)	151,429,759	—	—	153,244,203
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	89,689,865	6,725,736	(38,682)	(2,309)	96,374,610	—	—	114,719,813
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	491,777,409	20,265,810	(178,244)	(6,021)	511,858,954	—	—	528,623,274
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	47,955,680	733,971	(15,259)	(1,529)	48,672,863	—	—	45,252,942
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1	—	1,183,545	—	—	1,183,545	—	—	1,188,648
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1	—	1,183,545	—	—	1,183,545	—	—	1,188,321
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	99,996,607	11,090,240	(37,421)	(6,346)	111,043,080	—	—	110,983,280
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	121,718,446	6,881,303	(46,175)	(2,251)	128,551,323	—	—	136,941,464
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	348,631,518	24,900,392	(114,819)	(18,630)	373,398,461	—	—	340,521,747
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	43,952,775	464,103	(20,255)	(498)	44,396,125	—	—	45,249,397
Variable Portfolio – American Century Diversified Bond Fund, Class 1	151,243,941	745,332	(76,366)	(2,484)	151,910,423	—	—	153,937,908
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	39,218,573	225,468	—	—	39,444,041	—	225,468	33,880,839
Variable Portfolio – DFA International Value Fund, Class 1	428,897,269	13,520,196	(121,766)	(52,390)	442,243,309	—	1,727,271	361,127,428
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	97,310,732	4,888,658	(39,046)	(2,053)	102,158,291	—	—	115,800,755
Variable Portfolio – Invesco International Growth Fund, Class 1	462,262,218	1,029,958	(483,543)	(144,236)	462,664,397	—	1,029,958	421,564,421
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	217,464,533	1,056,898	(116,119)	(1,443)	218,403,869	—	—	222,388,759
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	1,159,445	1,182,298	(7,519)	1,075	2,335,299	—	—	2,629,721

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	195,740,246	5,696,582	(75,394)	(1,577)	201,359,857	—	—	223,598,274
Variable Portfolio – MFS Value Fund, Class 1	116,173,139	3,403,891	(46,818)	(665)	119,529,547	—	—	138,848,469
Variable Portfolio – NFJ Dividend Value Fund, Class 1	125,491,240	4,193,192	(46,690)	(579)	129,637,163	—	—	138,468,309
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	121,167,297	8,035,074	(47,516)	(3,924)	129,150,931	—	—	140,921,177
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	126,421,589	13,215,827	(44,850)	(9,837)	139,582,729	—	—	133,014,665
Variable Portfolio – Partners Small Cap Value Fund, Class 1	306,822,871	11,675,586	(104,844)	(11,530)	318,382,083	—	—	310,938,797
Variable Portfolio – Pyramis® International Equity Fund, Class 1	453,118,958	2,858,092	(368,702)	(125,021)	455,483,327	—	2,858,091	388,319,713
Variable Portfolio – Pyrford International Equity Fund, Class 1	118,984,033	4,561,843	(39,959)	(4,131)	123,501,786	—	528,622	118,507,221
Variable Portfolio – Sit Dividend Growth Fund, Class 1	258,969,498	5,534,314	(99,961)	(126)	264,403,725	—	—	296,455,509
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	160,342,723	—	(142,168)	(941)	160,199,614	—	—	163,617,878
Variable Portfolio – Victory Established Value Fund, Class 1	551,779	1,182,870	(3,981)	916	1,731,584	—	—	1,963,472
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	14,858,788	253,834	(5,736)	(24)	15,106,862	—	—	15,070,424
Total	6,960,528,913	680,866,718	(571,710,984)	(406,071)	7,069,278,576	—	7,892,589	7,037,168,886

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $10,877,284 or 0.14% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	446,781,248	—	—	446,781,248
Corporate Bonds & Notes	—	48,201,263	—	48,201,263
Residential Mortgage-Backed Securities - Agency	—	309,284,586	—	309,284,586
U.S. Treasury Obligations	107,848	—	—	107,848
Foreign Government Obligations	—	228,785	—	228,785
Options Purchased Puts	127,283,940	—	—	127,283,940
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	4,585,077,455
Fixed-Income Funds	—	—	—	881,047,564
Money Market Funds	—	—	—	1,571,043,867
Total Investments	574,173,036	357,714,634	—	7,969,056,556
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,233	—	4,233
Futures Contracts	28,140,851	—	—	28,140,851
Liabilities
Futures Contracts	(3,544,338)	—	—	(3,544,338)
Total	598,769,549	357,718,867	—	7,993,657,302

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 13.4%
Automobiles 3.1%
Tesla Motors, Inc. (a)	33,819	$7,770,592
Internet & Catalog Retail 7.0%
Amazon.com, Inc. (a)	13,306	7,898,974
Priceline Group, Inc. (The) (a)	7,519	9,691,690
Total		17,590,664
Textiles, Apparel & Luxury Goods 3.3%
Nike, Inc., Class B	132,356	8,135,923
TOTAL CONSUMER DISCRETIONARY		33,497,179
CONSUMER STAPLES 7.2%
Beverages 4.5%
Monster Beverage Corp. (a)	83,602	11,150,835
Food & Staples Retailing 2.7%
CVS Health Corp.	65,157	6,758,735
TOTAL CONSUMER STAPLES		17,909,570
FINANCIALS 2.7%
Diversified Financial Services 2.7%
Intercontinental Exchange, Inc.	28,705	6,749,694
TOTAL FINANCIALS		6,749,694
HEALTH CARE 30.4%
Biotechnology 16.3%
Alexion Pharmaceuticals, Inc. (a)	63,355	8,820,283
Biogen, Inc. (a)	33,691	8,770,441
Celgene Corp. (a)	84,355	8,443,092
Intercept Pharmaceuticals, Inc. (a)	50,201	6,449,323
Vertex Pharmaceuticals, Inc. (a)	100,737	8,007,584
Total		40,490,723
Health Care Equipment & Supplies 3.0%
DexCom, Inc. (a)	68,548	4,655,094
Edwards Lifesciences Corp. (a)	32,538	2,870,177
Total		7,525,271
Life Sciences Tools & Services 3.9%
Illumina, Inc. (a)	60,427	9,795,821

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 7.2%
Bristol-Myers Squibb Co.	159,297	$10,175,892
Novo Nordisk A/S, ADR	144,988	7,856,900
Total		18,032,792
TOTAL HEALTH CARE		75,844,607
INDUSTRIALS 2.4%
Electrical Equipment 2.4%
Acuity Brands, Inc.	26,754	5,836,118
TOTAL INDUSTRIALS		5,836,118
INFORMATION TECHNOLOGY 39.5%
Communications Equipment 2.7%
Palo Alto Networks, Inc. (a)	40,653	6,632,130
Internet Software & Services 14.0%
Alibaba Group Holding Ltd., ADR (a)	141,410	11,175,633
Facebook, Inc., Class A (a)	78,981	9,011,732
LinkedIn Corp., Class A (a)	51,295	5,865,583
MercadoLibre, Inc.	75,186	8,860,670
Total		34,913,618
IT Services 7.1%
Cognizant Technology Solutions Corp., Class A (a)	141,166	8,851,108
Visa, Inc., Class A	117,339	8,974,087
Total		17,825,195
Software 15.7%
Adobe Systems, Inc. (a)	83,147	7,799,188
Mobileye NV (a)	235,578	8,784,704
Salesforce.com, Inc. (a)	77,401	5,714,516
ServiceNow, Inc. (a)	117,973	7,217,588
Splunk, Inc. (a)	194,642	9,523,833
Total		39,039,829
TOTAL INFORMATION TECHNOLOGY		98,410,772
MATERIALS 1.1%
Chemicals 1.1%
Sherwin-Williams Co. (The)	9,971	2,838,445
TOTAL MATERIALS		2,838,445
Total Common Stocks (Cost: $237,716,802)		$241,086,385

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	7,461,879	$7,461,879
Total Money Market Funds (Cost: $7,461,879)		$7,461,879

Total Investments
(Cost: $245,178,681) (d)	$248,548,264(e)
Other Assets & Liabilities, Net	704,809
Net Assets	$249,253,073

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            The rate shown is the seven-day current annualized yield at March 31, 2016.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,888,802	28,553,543	(27,980,466)	7,461,879	9,817	7,461,879

(d)            At March 31, 2016, the cost of securities for federal income tax purposes was approximately $245,179,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,436,000
Unrealized Depreciation	(17,067,000)
Net Unrealized Appreciation	$3,369,000

(e)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	33,497,179	—	—	33,497,179
Consumer Staples	17,909,570	—	—	17,909,570
Financials	6,749,694	—	—	6,749,694
Health Care	75,844,607	—	—	75,844,607
Industrials	5,836,118	—	—	5,836,118
Information Technology	98,410,772	—	—	98,410,772
Materials	2,838,445	—	—	2,838,445
Total Common Stocks	241,086,385	—	—	241,086,385
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	7,461,879
Total Investments	241,086,385	—	—	248,548,264

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 11.3%
Auto Components 2.9%
Cooper Tire & Rubber Co.	72,008	$2,665,736
Dana Holding Corp.	182,776	2,575,314
Fuel Systems Solutions, Inc. (a)	73,526	406,599
Gentherm, Inc. (a)	25,359	1,054,681
Modine Manufacturing Co. (a)	169,950	1,871,149
Tenneco, Inc. (a)	24,600	1,267,146
Total		9,840,625
Automobiles 0.5%
Winnebago Industries, Inc.	75,829	1,702,361
Diversified Consumer Services 0.3%
K12, Inc. (a)	106,505	1,053,335
Hotels, Restaurants & Leisure 0.4%
Ignite Restaurant Group, Inc. (a)	209,906	680,095
Marcus Corp. (The)	33,180	628,761
Total		1,308,856
Household Durables 2.4%
Cavco Industries, Inc. (a)	23,867	2,230,610
Ethan Allen Interiors, Inc.	72,220	2,298,040
Hooker Furniture Corp.	23,407	768,920
Lifetime Brands, Inc.	64,977	979,203
UCP, Inc., Class A (a)	245,894	1,976,988
Total		8,253,761
Leisure Products 0.6%
Johnson Outdoors, Inc., Class A	27,072	601,540
Malibu Boats, Inc., Class A (a)	90,039	1,476,639
Total		2,078,179
Media 1.2%
AMC Entertainment Holdings, Inc., Class A	99,437	2,783,242
Lions Gate Entertainment Corp.	62,860	1,373,491
Total		4,156,733
Specialty Retail 1.8%
Aaron’s, Inc.	87,718	2,201,722
Citi Trends, Inc.	48,771	869,587
Outerwall, Inc.	18,170	672,108
Pier 1 Imports, Inc.	193,780	1,358,398
Select Comfort Corp. (a)	58,000	1,124,620
Total		6,226,435
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp. (a)	26,317	1,576,651

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd. (a)	23,820	$1,164,560
Steven Madden Ltd. (a)	35,948	1,331,514
Total		4,072,725
TOTAL CONSUMER DISCRETIONARY		38,693,010
CONSUMER STAPLES 2.3%
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	57,315	1,800,264
Food Products 1.2%
Fresh Del Monte Produce, Inc.	74,639	3,140,062
John B. Sanfilippo & Son, Inc.	14,075	972,442
Total		4,112,504
Personal Products 0.6%
Inter Parfums, Inc.	62,612	1,934,711
TOTAL CONSUMER STAPLES		7,847,479
ENERGY 6.0%
Energy Equipment & Services 1.4%
Aspen Aerogels, Inc. (a)	236,371	1,063,670
CARBO Ceramics, Inc.	57,720	819,624
Dawson Geophysical Co. (a)	189,747	867,144
Geospace Technologies Corp. (a)	74,510	919,453
Natural Gas Services Group, Inc. (a)	56,610	1,224,474
Total		4,894,365
Oil, Gas & Consumable Fuels 4.6%
Alon USA Energy, Inc.	16,653	171,859
Callon Petroleum Co. (a)	214,178	1,895,475
Clayton Williams Energy, Inc. (a)	55,198	492,366
Cobalt International Energy, Inc. (a)	239,566	711,511
Contango Oil & Gas Co. (a)	83,833	988,391
Earthstone Energy, Inc. (a)	1,709	20,696
Eclipse Resources Corp. (a)	599,520	863,309
Energen Corp.	33,870	1,239,303
Jones Energy, Inc., Class A (a)	338,940	1,128,670
Matador Resources Co. (a)	98,124	1,860,431
Peabody Energy Corp.	1	2
Rice Energy, Inc. (a)	107,390	1,499,165
Sanchez Energy Corp. (a)	148,750	816,638
SM Energy Co.	37,780	707,997
Stone Energy Corp. (a)	226,966	179,303
W&T Offshore, Inc. (a)	200,895	439,960
Whiting Petroleum Corp. (a)	110,200	879,396

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (a)	231,310	$1,616,857
Total		15,511,329
TOTAL ENERGY		20,405,694
FINANCIALS 41.8%
Banks 18.0%
BancFirst Corp.	41,322	2,356,594
BankUnited, Inc.	88,473	3,047,010
Banner Corp.	60,000	2,522,400
Bridge Bancorp, Inc.	33,740	1,028,058
Brookline Bancorp, Inc.	165,431	1,821,395
Capital City Bank Group, Inc.	123,873	1,807,307
Cascade Bancorp (a)	255,123	1,456,752
Centerstate Banks, Inc.	145,903	2,172,496
Columbia Banking System, Inc.	96,559	2,889,045
Community Trust Bancorp, Inc.	41,027	1,449,074
FCB Financial Holdings, Inc., Class A (a)	87,649	2,915,206
First Citizens BancShares Inc., Class A	16,188	4,064,321
First Financial Corp.	68,389	2,339,588
First of Long Island Corp. (The)	40,330	1,149,405
Heritage Financial Corp.	44,896	788,823
Investors Bancorp, Inc.	322,754	3,756,856
Merchants Bancshares, Inc.	82,589	2,456,197
National Bank Holdings Corp., Class A	139,415	2,842,672
Northrim BanCorp, Inc.	115,150	2,753,236
Sierra Bancorp	38,171	692,804
Sterling Bancorp	125,408	1,997,749
Synovus Financial Corp.	102,520	2,963,853
Towne Bank	114,566	2,198,521
Trustmark Corp.	125,122	2,881,560
UMB Financial Corp.	58,900	3,041,007
Union Bankshares Corp.	75,730	1,865,230
Webster Financial Corp.	61,380	2,203,542
Total		61,460,701
Capital Markets 0.4%
INTL FCStone, Inc. (a)	58,245	1,556,889
Consumer Finance 0.9%
Cash America International, Inc.	66,813	2,581,654
Enova International, Inc. (a)	91,847	579,555
Total		3,161,209
Diversified Financial Services 0.6%
Pico Holdings, Inc. (a)	191,816	1,962,278

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 6.7%
Argo Group International Holdings Ltd.	56,746	$3,256,653
Baldwin & Lyons, Inc., Class B	59,186	1,456,567
EMC Insurance Group, Inc.	55,802	1,431,321
Employers Holdings, Inc.	79,455	2,235,864
FBL Financial Group, Inc., Class A	39,629	2,437,976
Hanover Insurance Group, Inc. (The)	24,245	2,187,384
Heritage Insurance Holdings, Inc.	74,700	1,192,959
Horace Mann Educators Corp.	52,761	1,671,996
National Western Life Group, Inc., Class A	10,806	2,492,188
Navigators Group, Inc. (The) (a)	27,340	2,293,006
United Fire Group, Inc.	50,730	2,222,989
Total		22,878,903
Real Estate Investment Trusts (REITs) 10.5%
Altisource Residential Corp.	216,642	2,599,704
Chesapeake Lodging Trust	144,293	3,817,993
Cousins Properties, Inc.	375,941	3,902,267
EastGroup Properties, Inc.	44,269	2,672,519
Getty Realty Corp.	142,135	2,818,537
LaSalle Hotel Properties	137,240	3,473,544
Lexington Realty Trust	292,400	2,514,640
National Health Investors, Inc.	20,357	1,354,148
Potlatch Corp.	61,247	1,929,280
Resource Capital Corp.	150,867	1,697,254
Rexford Industrial Realty, Inc.	103,392	1,877,599
Sunstone Hotel Investors, Inc.	333,782	4,672,948
Terreno Realty Corp.	117,697	2,759,995
Total		36,090,428
Thrifts & Mortgage Finance 4.7%
Bank Mutual Corp.	157,997	1,196,037
HomeStreet, Inc. (a)	147,245	3,064,169
Provident Financial Holdings, Inc.	33,720	574,926
Radian Group, Inc.	337,650	4,186,860
Washington Federal, Inc.	130,295	2,951,182
Westfield Financial, Inc.	210,051	1,770,730
WSFS Financial Corp.	67,335	2,189,734
Total		15,933,638
TOTAL FINANCIALS		143,044,046
HEALTH CARE 4.4%
Biotechnology 2.5%
ACADIA Pharmaceuticals, Inc. (a)	61,520	1,720,099
AMAG Pharmaceuticals, Inc. (a)	30,820	721,188
Dynavax Technologies Corp. (a)	99,284	1,910,224
Infinity Pharmaceuticals, Inc. (a)	299,997	1,580,984

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Juno Therapeutics, Inc. (a)	30,280	$1,153,365
Keryx Biopharmaceuticals, Inc. (a)	227,680	1,063,266
PTC Therapeutics, Inc. (a)	63,950	411,838
Total		8,560,964
Health Care Equipment & Supplies 0.4%
Masimo Corp. (a)	28,834	1,206,415
Pharmaceuticals 1.5%
Flex Pharma, Inc. (a)	164,898	1,808,931
Pacira Pharmaceuticals, Inc. (a)	38,626	2,046,405
Supernus Pharmaceuticals, Inc. (a)	87,972	1,341,573
Total		5,196,909
TOTAL HEALTH CARE		14,964,288
INDUSTRIALS 11.7%
Building Products 1.9%
Simpson Manufacturing Co., Inc.	87,190	3,328,042
Universal Forest Products, Inc.	37,810	3,244,854
Total		6,572,896
Commercial Services & Supplies 1.0%
Unifirst Corp.	31,933	3,484,529
Electrical Equipment 0.9%
Encore Wire Corp.	26,690	1,039,042
EnerSys	35,488	1,977,391
Total		3,016,433
Industrial Conglomerates 0.1%
Raven Industries, Inc.	30,545	489,331
Machinery 6.2%
Albany International Corp., Class A	70,975	2,667,950
Altra Industrial Motion Corp.	81,917	2,275,654
Dynamic Materials Corp.	125,558	813,616
EnPro Industries, Inc.	29,406	1,696,138
Gorman-Rupp Co.	49,406	1,281,098
Hardinge, Inc.	59,770	745,332
Kadant, Inc.	29,077	1,313,117
LB Foster Co., Class A	49,500	898,920
Lydall, Inc. (a)	51,168	1,663,983
Mueller Industries, Inc.	115,638	3,402,070
Standex International Corp.	28,740	2,236,260
Twin Disc, Inc.	44,115	446,885

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Wabash National Corp. (a)	132,840	$1,753,488
Total		21,194,511
Professional Services 0.5%
TrueBlue, Inc. (a)	68,993	1,804,167
Road & Rail 0.8%
Landstar System, Inc.	16,994	1,097,982
Werner Enterprises, Inc.	59,878	1,626,287
Total		2,724,269
Trading Companies & Distributors 0.3%
Houston Wire & Cable Co.	126,926	887,213
TOTAL INDUSTRIALS		40,173,349
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 1.4%
Alliance Fiber Optic Products, Inc. (a)	113,672	1,681,209
Digi International, Inc. (a)	113,890	1,073,983
Plantronics, Inc.	49,780	1,950,878
Total		4,706,070
Electronic Equipment, Instruments & Components 2.7%
AVX Corp.	228,536	2,872,697
GSI Group, Inc. (a)	89,355	1,265,267
MTS Systems Corp.	27,579	1,678,182
OSI Systems, Inc. (a)	52,140	3,414,649
Total		9,230,795
Internet Software & Services 1.3%
j2 Global, Inc.	17,476	1,076,172
RetailMeNot, Inc. (a)	107,690	862,597
WebMD Health Corp. (a)	41,157	2,577,663
Total		4,516,432
IT Services 2.4%
Higher One Holdings, Inc. (a)	272,726	1,066,359
Lionbridge Technologies, Inc. (a)	272,507	1,378,885
Mantech International Corp., Class A	109,835	3,513,622
TeleTech Holdings, Inc.	81,960	2,275,209
Total		8,234,075
Semiconductors & Semiconductor Equipment 3.7%
Cypress Semiconductor Corp.	296,040	2,563,706
Entegris, Inc. (a)	173,440	2,362,253
IXYS Corp.	149,501	1,677,401

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
M/A-COM Technology Solutions Holdings, Inc. (a)	32,103	$1,405,790
Silicon Laboratories, Inc. (a)	74,480	3,348,621
SunEdison Semiconductor Ltd. (a)	193,520	1,254,010
Total		12,611,781
Software 1.5%
Mentor Graphics Corp.	108,910	2,214,140
MicroStrategy, Inc., Class A (a)	5,840	1,049,565
Silver Spring Networks, Inc. (a)	133,818	1,973,816
Total		5,237,521
Technology Hardware, Storage & Peripherals 0.5%
Stratasys Ltd. (a)	61,544	1,595,221
TOTAL INFORMATION TECHNOLOGY		46,131,895
MATERIALS 4.3%
Chemicals 1.5%
Axiall Corp.	92,630	2,023,039
Flotek Industries, Inc. (a)	179,488	1,315,647
Tronox Ltd., Class A	293,952	1,878,354
Total		5,217,040
Containers & Packaging 0.3%
Greif, Inc., Class A	30,615	1,002,641
Metals & Mining 2.1%
Allegheny Technologies, Inc.	64,130	1,045,319
Commercial Metals Co.	162,870	2,763,904
Olympic Steel, Inc.	68,509	1,185,891
TimkenSteel Corp.	111,340	1,013,194
Universal Stainless & Alloy Products, Inc. (a)	104,894	1,068,870
Total		7,077,178
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. (a)	76,770	1,314,302
TOTAL MATERIALS		14,611,161

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd. (a)	103,031	$675,883
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	61,124	1,635,067
TOTAL TELECOMMUNICATION SERVICES		2,310,950
UTILITIES 1.8%
Electric Utilities 0.8%
IDACORP, Inc.	19,950	1,488,071
Portland General Electric Co.	36,235	1,430,920
Total		2,918,991
Gas Utilities 1.0%
Southwest Gas Corp.	50,011	3,293,224
TOTAL UTILITIES		6,212,215
Total Common Stocks (Cost: $337,914,933)		$334,394,087
	Shares	Value

Exchange-Traded Funds 0.3%

iShares Russell 2000 Value ETF	11,690	1,089,625
Total Exchange-Traded Funds (Cost: $1,132,550)		$1,089,625

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	5,070,913	$5,070,913
Total Money Market Funds (Cost: $5,070,913)		$5,070,913
Total Investments
(Cost: $344,118,396) (d)		$340,554,625(e)
Other Assets & Liabilities, Net		1,231,810
Net Assets		$341,786,435

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            The rate shown is the seven-day current annualized yield at March 31, 2016.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,915,326	32,137,685	(35,982,098)	5,070,913	5,759	5,070,913

(d)            At March 31, 2016, the cost of securities for federal income tax purposes was approximately $344,118,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,495,000
Unrealized Depreciation	(39,058,000)
Net Unrealized Depreciation	$(3,563,000)

(e)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	38,693,010	—	—	38,693,010
Consumer Staples	7,847,479	—	—	7,847,479
Energy	20,405,694	—	—	20,405,694
Financials	143,044,046	—	—	143,044,046
Health Care	14,964,288	—	—	14,964,288
Industrials	40,173,349	—	—	40,173,349
Information Technology	46,131,895	—	—	46,131,895
Materials	14,611,161	—	—	14,611,161
Telecommunication Services	2,310,950	—	—	2,310,950
Utilities	6,212,215	—	—	6,212,215
Total Common Stocks	334,394,087	—	—	334,394,087
Exchange-Traded Funds	1,089,625	—	—	1,089,625
Investments measured at NAV per share practical expedient Money Market Funds	—	—	—	5,070,913
Total Investments	335,483,712	—	—	340,554,625

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 20.0%
Distributors 0.5%
Core-Mark Holding Co., Inc.	1,675	$136,613
Hotels, Restaurants & Leisure 9.5%
Bojangles’, Inc. (a)	5,507	93,674
Buffalo Wild Wings, Inc. (a)	939	139,085
Chuy’s Holdings, Inc. (a)	3,238	100,605
Diamond Resorts International, Inc. (a)	9,110	221,373
Domino’s Pizza, Inc.	1,168	154,012
Extended Stay America, Inc.	9,210	150,123
Marriott Vacations Worldwide Corp.	4,129	278,707
Papa John’s International, Inc.	3,368	182,512
Planet Fitness, Inc., Class A (a)	13,923	226,110
Six Flags Entertainment Corp.	6,650	369,008
Sonic Corp.	10,273	361,199
Texas Roadhouse, Inc.	2,872	125,162
Wingstop, Inc. (a)	5,678	128,777
Total		2,530,347
Household Durables 1.6%
Helen of Troy Ltd. (a)	1,644	170,467
TopBuild Corp. (a)	8,199	243,838
Total		414,305
Internet & Catalog Retail 0.7%
Liberty TripAdvisor Holdings, Inc., Class A (a)	8,179	181,247
Leisure Products 1.1%
Smith & Wesson Holding Corp. (a)	10,567	281,293
Media 1.2%
Gray Television, Inc. (a)	16,219	190,087
Nexstar Broadcasting Group, Inc., Class A	3,234	143,169
Total		333,256
Specialty Retail 4.8%
Burlington Stores, Inc. (a)	5,613	315,675
Lithia Motors, Inc., Class A	2,668	232,996
Select Comfort Corp. (a)	10,063	195,122
Sportsman’s Warehouse Holdings, Inc. (a)	20,120	253,512
Tile Shop Holdings, Inc. (a)	19,247	286,973
Total		1,284,278

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 0.6%
Skechers U.S.A., Inc., Class A (a)	4,974	$151,458
TOTAL CONSUMER DISCRETIONARY		5,312,797
CONSUMER STAPLES 2.7%
Food & Staples Retailing 2.0%
Smart & Final Stores, Inc. (a)	15,307	247,973
Sprouts Farmers Market, Inc. (a)	9,993	290,197
Total		538,170
Food Products 0.7%
Calavo Growers, Inc.	2,467	140,767
Snyders-Lance, Inc.	1,353	42,593
Total		183,360
TOTAL CONSUMER STAPLES		721,530
ENERGY 2.2%
Energy Equipment & Services 0.5%
Patterson-UTI Energy, Inc.	7,130	125,630
Oil, Gas & Consumable Fuels 1.7%
Carrizo Oil & Gas, Inc. (a)	3,340	103,273
Diamondback Energy, Inc. (a)	1,401	108,129
Matador Resources Co. (a)	6,530	123,809
Oasis Petroleum, Inc. (a)	16,332	118,897
Total		454,108
TOTAL ENERGY		579,738
FINANCIALS 9.8%
Banks 0.6%
Bank of the Ozarks, Inc.	3,940	165,362
Diversified Financial Services 1.5%
MarketAxess Holdings, Inc.	3,126	390,219
Real Estate Investment Trusts (REITs) 5.5%
CyrusOne, Inc.	8,178	373,326
EPR Properties	4,280	285,133
Pebblebrook Hotel Trust	4,525	131,542
Sovran Self Storage, Inc.	3,192	376,496
STORE Capital Corp.	11,375	294,385
Total		1,460,882

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 2.2%
BofI Holding, Inc. (a)	19,057	$406,676
Radian Group, Inc.	15,483	191,989
Total		598,665
TOTAL FINANCIALS		2,615,128
HEALTH CARE 19.5%
Biotechnology 6.3%
ACADIA Pharmaceuticals, Inc. (a)	2,607	72,892
Alder Biopharmaceuticals, Inc. (a)	3,522	86,254
Alkermes PLC (a)	5,470	187,019
Anacor Pharmaceuticals, Inc. (a)	1,953	104,388
Bluebird Bio, Inc. (a)	1,554	66,045
Curis, Inc. (a)	23,036	37,088
Dynavax Technologies Corp. (a)	5,770	111,015
Infinity Pharmaceuticals, Inc. (a)	12,331	64,984
Insmed, Inc. (a)	2,686	34,031
Insys Therapeutics, Inc. (a)	2,933	46,899
Juno Therapeutics, Inc. (a)	1,564	59,573
Neurocrine Biosciences, Inc. (a)	3,562	140,877
Novavax, Inc. (a)	33,106	170,827
Spark Therapeutics, Inc. (a)	3,165	93,399
TESARO, Inc. (a)	2,373	104,483
Tokai Pharmaceuticals, Inc. (a)	7,379	41,396
Ultragenyx Pharmaceutical, Inc. (a)	3,244	205,378
vTv Therapeutics, Inc., Class A (a)	8,244	42,539
Total		1,669,087
Health Care Equipment & Supplies 5.9%
ABIOMED, Inc. (a)	3,446	326,715
Align Technology, Inc. (a)	6,104	443,700
ICU Medical, Inc. (a)	2,972	309,385
Natus Medical, Inc. (a)	5,619	215,938
NxStage Medical, Inc. (a)	8,027	120,325
West Pharmaceutical Services, Inc.	2,309	160,060
Total		1,576,123
Health Care Providers & Services 3.4%
Amsurg Corp. (a)	1,765	131,669
Chemed Corp.	1,029	139,378
LHC Group, Inc. (a)	6,286	223,530
Molina Healthcare, Inc. (a)	6,217	400,935
Total		895,512
Health Care Technology 1.4%
HealthStream, Inc. (a)	11,398	251,782
Veeva Systems Inc., Class A (a)	4,847	121,369
Total		373,151

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 1.0%
ICON PLC (a)	3,468	$260,447
Pharmaceuticals 1.5%
Aerie Pharmaceuticals, Inc. (a)	6,321	76,863
Pacira Pharmaceuticals, Inc. (a)	1,156	61,245
Phibro Animal Health Corp., Class A	10,282	278,025
Total		416,133
TOTAL HEALTH CARE		5,190,453
INDUSTRIALS 11.0%
Aerospace & Defense 1.0%
Teledyne Technologies, Inc. (a)	3,009	265,213
Airlines 1.5%
Allegiant Travel Co.	2,232	397,430
Building Products 2.0%
Advanced Drainage Systems, Inc.	12,513	266,527
Gibraltar Industries, Inc. (a)	9,200	263,120
Total		529,647
Commercial Services & Supplies 0.6%
ARC Document Solutions, Inc. (a)	34,648	155,916
Electrical Equipment 1.2%
Generac Holdings, Inc. (a)	8,514	317,061
Machinery 2.9%
Mueller Water Products, Inc., Class A	35,881	354,504
Rexnord Corp. (a)	6,515	131,734
Watts Water Technologies, Inc., Class A	4,856	267,711
Total		753,949
Professional Services 0.9%
CEB, Inc.	3,806	246,363
Road & Rail 0.9%
ArcBest Corp.	7,696	166,157
Saia, Inc. (a)	2,710	76,286
Total		242,443
TOTAL INDUSTRIALS		2,908,022

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 25.8%
Electronic Equipment, Instruments & Components 2.0%
Belden, Inc.	4,374	$268,476
Methode Electronics, Inc.	8,837	258,394
Total		526,870
Internet Software & Services 3.4%
comScore, Inc. (a)	6,470	194,359
j2 Global, Inc.	6,852	421,946
NIC, Inc.	7,741	139,570
SPS Commerce, Inc. (a)	3,463	148,701
Total		904,576
IT Services 6.2%
CoreLogic, Inc. (a)	11,539	400,403
Euronet Worldwide, Inc. (a)	8,165	605,108
Leidos Holdings, Inc.	2,624	132,040
Luxoft Holding, Inc. (a)	3,249	178,793
WEX, Inc. (a)	3,801	316,851
Total		1,633,195
Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries, Inc. (a)	1,971	68,571
Cirrus Logic, Inc. (a)	5,074	184,744
Microsemi Corp. (a)	11,530	441,714
Power Integrations, Inc.	4,122	204,699
Silicon Laboratories, Inc. (a)	3,678	165,363
Tessera Technologies, Inc.	3,554	110,174
Total		1,175,265
Software 9.8%
A10 Networks, Inc. (a)	17,843	105,631
Aspen Technology, Inc. (a)	4,530	163,669
BroadSoft, Inc. (a)	5,304	214,016
CyberArk Software Ltd. (a)	5,370	228,923
Ellie Mae, Inc. (a)	2,330	211,191
Fair Isaac Corp.	1,909	202,526
Fortinet, Inc. (a)	12,284	376,259
Globant SA (a)	4,280	132,081
Manhattan Associates, Inc. (a)	2,593	147,464
Paycom Software, Inc. (a)	4,698	167,249
Pegasystems, Inc.	7,228	183,447
PTC, Inc. (a)	8,151	270,287
RealPage, Inc. (a)	9,434	196,604
Total		2,599,347
TOTAL INFORMATION TECHNOLOGY		6,839,253

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.4%
Construction Materials 3.1%
Headwaters, Inc. (a)	13,087	$259,646
Summit Materials, Inc., Class A (a)	18,462	359,086
US Concrete, Inc. (a)	3,628	216,156
Total		834,888
Containers & Packaging 0.6%
Berry Plastics Group, Inc. (a)	4,214	152,336
Paper & Forest Products 1.7%
Clearwater Paper Corp. (a)	4,995	242,308
KapStone Paper and Packaging Corp.	14,224	197,002
Total		439,310
TOTAL MATERIALS		1,426,534
Total Common Stocks (Cost: $25,192,527)		$25,593,455

	Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	992,145	$992,145
Total Money Market Funds (Cost: $992,145)		$992,145
Total Investments
(Cost: $26,184,672) (d)		$26,585,600(e)
Other Assets & Liabilities, Net		(33,019)
Net Assets		$26,552,581

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	800,654	3,558,603	(3,367,112)	992,145	482	992,145

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $26,185,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,209,000
Unrealized Depreciation	(1,808,000)
Net Unrealized Appreciation	$401,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,312,797	—	—	5,312,797
Consumer Staples	721,530	—	—	721,530
Energy	579,738	—	—	579,738
Financials	2,615,128	—	—	2,615,128
Health Care	5,190,453	—	—	5,190,453
Industrials	2,908,022	—	—	2,908,022
Information Technology	6,839,253	—	—	6,839,253
Materials	1,426,534	—	—	1,426,534
Total Common Stocks	25,593,455	—	—	25,593,455
Investments measured at NAV per share practical expedient Money Market Funds	—	—	—	992,145
Total Investments	25,593,455	—	—	26,585,600

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 52.7%
Aerospace & Defense 0.6%
L-3 Communications Corp.
05/28/24	3.950%	$386,000	$371,497
TransDigm, Inc.
07/15/21	7.500%	114,000	119,415
07/15/22	6.000%	245,000	244,081
Total			734,993
Banking 1.2%
Agromercantil Senior Trust (b)
04/10/19	6.250%	108,000	111,240
Ally Financial, Inc.
11/01/31	8.000%	644,000	734,160
Subordinated
11/20/25	5.750%	51,000	49,853
Industrial Senior Trust (b)
11/01/22	5.500%	102,000	97,665
Popular, Inc.
07/01/19	7.000%	95,000	92,387
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	204,000	196,124
Synovus Financial Corp.
02/15/19	7.875%	274,000	301,400
Total			1,582,829
Brokerage/Asset Managers/Exchanges 0.2%
E*TRADE Financial Corp.
09/15/23	4.625%	194,000	193,515
National Financial Partners Corp. (b)
07/15/21	9.000%	38,000	36,480
Total			229,995
Building Materials 1.1%
Allegion PLC
09/15/23	5.875%	134,000	141,035
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	244,000	250,100
12/15/23	5.750%	49,000	50,899
Beacon Roofing Supply, Inc. (b)
10/01/23	6.375%	116,000	122,960
Cemex SAB de CV (b)
01/15/21	7.250%	317,000	329,680
HD Supply, Inc. (b)
12/15/21	5.250%	216,000	226,800
HD Supply, Inc. (b)(c)
04/15/24	5.750%	96,000	98,640
Masco Corp.
04/01/26	4.375%	23,000	23,416
Nortek, Inc.
04/15/21	8.500%	116,000	120,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Ply Gem Industries, Inc.
02/01/22	6.500%	$2,000	$1,990
Total			1,365,870
Cable and Satellite 3.0%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	254,000	261,620
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	96,000	97,680
04/01/24	5.875%	16,000	16,760
05/01/25	5.375%	180,000	183,150
CCOH Safari LLC (b)
02/15/26	5.750%	140,000	144,900
CSC Holdings LLC
06/01/24	5.250%	159,000	141,709
Cequel Communications Holdings I LLC/Capital Corp. (b)
12/15/21	5.125%	97,000	90,453
DISH DBS Corp.
07/15/22	5.875%	385,000	364,787
11/15/24	5.875%	340,000	311,950
DigitalGlobe, Inc. (b)
02/01/21	5.250%	230,000	209,300
Intelsat Jackson Holdings SA
04/01/21	7.500%	125,000	79,375
Intelsat Jackson Holdings SA (b)
02/15/24	8.000%	44,000	45,320
Neptune Finco Corp. (b)
10/15/25	6.625%	228,000	246,240
10/15/25	10.875%	214,000	231,387
Quebecor Media, Inc.
01/15/23	5.750%	199,000	204,970
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	137,000	139,055
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	204,000	206,550
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	384,000	383,040
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	566,000	566,000
Total			3,924,246
Chemicals 1.5%
Angus Chemical Co. (b)
02/15/23	8.750%	165,000	156,750
Celanese U.S. Holdings LLC
06/15/21	5.875%	108,000	115,020
Chemours Co. LLC (The) (b)
05/15/23	6.625%	168,000	136,920
05/15/25	7.000%	136,000	108,800
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	231,000	212,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Huntsman International LLC (b)
11/15/22	5.125%	$148,000	$143,560
INEOS Group Holdings SA (b)
02/15/19	5.875%	114,000	114,855
Mexichem SAB de CV (b)
09/17/44	5.875%	200,000	179,250
NOVA Chemicals Corp. (b)
05/01/25	5.000%	160,000	155,600
PQ Corp. (b)
11/01/18	8.750%	616,000	572,880
Platform Specialty Products Corp. (b)
05/01/21	10.375%	46,000	44,505
02/01/22	6.500%	57,000	47,987
Total			1,988,647
Construction Machinery 0.2%
United Rentals North America, Inc.
04/15/22	7.625%	185,000	197,025
Consumer Cyclical Services 0.6%
APX Group, Inc.
12/01/19	6.375%	372,000	373,116
IHS, Inc.
11/01/22	5.000%	123,000	127,459
Interval Acquisition Corp. (b)
04/15/23	5.625%	250,000	250,625
Total			751,200
Consumer Products 0.9%
Prestige Brands, Inc. (b)
03/01/24	6.375%	92,000	95,910
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	100,000	105,500
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	168,000	174,300
Spectrum Brands, Inc.
11/15/22	6.625%	204,000	220,573
07/15/25	5.750%	110,000	116,875
Springs Industries, Inc.
06/01/21	6.250%	163,000	164,426
Tempur Sealy International, Inc.
12/15/20	6.875%	100,000	105,500
Tempur Sealy International, Inc. (b)
10/15/23	5.625%	129,000	132,709
Total			1,115,793
Diversified Manufacturing 0.3%
Entegris, Inc. (b)
04/01/22	6.000%	82,000	83,230

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
Manitowoc Foodservice, Inc. (b)
02/15/24	9.500%	$51,000		$55,590
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		200,000	201,000
Total				339,820
Electric 3.0%
AES Corp. (The)
07/01/21	7.375%		151,000	169,120
Berkshire Hathaway Energy Co.
02/01/45	4.500%		210,000	223,567
Calpine Corp. (b)
01/15/22	6.000%		144,000	151,020
Companhia de Eletricidade do Estad (b)
04/27/16	11.750%	BRL	1,265,000	340,380
Dominion Resources, Inc.
12/01/44	4.700%		730,000	732,341
Duke Energy Corp.
10/15/23	3.950%		464,000	492,774
NRG Energy, Inc.
07/15/22	6.250%		311,000	289,230
05/01/24	6.250%		8,000	7,340
NRG Yield Operating LLC
08/15/24	5.375%		292,000	271,560
PPL Capital Funding, Inc.
06/01/23	3.400%		275,000	280,543
03/15/24	3.950%		430,000	455,351
Pacific Gas & Electric Co.
02/15/44	4.750%		444,000	505,321
Total				3,918,547
Finance Companies 1.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%		73,000	74,825
05/15/21	4.500%		234,000	239,118
10/01/21	5.000%		45,000	46,575
Aircastle Ltd.
02/15/22	5.500%		96,000	100,139
04/01/23	5.000%		26,000	26,130
International Lease Finance Corp.
01/15/22	8.625%		434,000	521,885
Navient Corp.
06/15/18	8.450%		123,000	131,764
03/25/20	8.000%		155,000	154,225
10/25/24	5.875%		60,000	50,850
OneMain Financial Holdings LLC (b)
12/15/21	7.250%		226,000	224,870
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%		323,000	306,042
Quicken Loans, Inc. (b)
05/01/25	5.750%		186,000	180,420

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
Springleaf Finance Corp.
10/01/23	8.250%	$77,000	$74,690
iStar, Inc.
07/01/19	5.000%	103,000	98,880
Total			2,230,413
Food and Beverage 2.5%
Aramark Services, Inc. (b)
01/15/24	5.125%	46,000	48,473
ConAgra Foods, Inc.
01/25/23	3.200%	483,000	486,239
Constellation Brands, Inc.
05/01/23	4.250%	77,000	78,732
11/15/24	4.750%	214,000	223,095
12/01/25	4.750%	9,000	9,315
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	750,000	694,216
JBS Investments GmbH (b)
04/03/24	7.250%	380,000	344,850
MHP SA (b)
04/02/20	8.250%	207,000	183,712
Molson Coors Brewing Co.
05/01/42	5.000%	495,000	514,977
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	15,000	15,701
Post Holdings, Inc.
02/15/22	7.375%	55,000	58,162
Post Holdings, Inc. (b)
12/15/22	6.000%	75,000	77,250
03/15/24	7.750%	132,000	144,870
Treehouse Foods, Inc. (b)
02/15/24	6.000%	22,000	23,320
WhiteWave Foods Co. (The)
10/01/22	5.375%	327,000	351,934
Total			3,254,846
Gaming 1.7%
Boyd Gaming Corp.
05/15/23	6.875%	73,000	77,745
Boyd Gaming Corp. (b)
04/01/26	6.375%	47,000	48,762
International Game Technology PLC (b)
02/15/25	6.500%	306,000	302,940
MGM Resorts International
10/01/20	6.750%	225,000	243,450
12/15/21	6.625%	92,000	98,670
Pinnacle Entertainment, Inc.
08/01/21	6.375%	174,000	184,440
Scientific Games International, Inc.
12/01/22	10.000%	272,000	220,320
Scientific Games International, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
01/01/22	7.000%	$405,000	$413,100
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	200,000	192,500
Tunica-Biloxi Gaming Authority (b)(d)(e)
08/15/16	0.000%	923,000	466,115
Total			2,248,042
Health Care 3.0%
Acadia Healthcare Co., Inc. (b)
03/01/24	6.500%	169,000	175,760
Alere, Inc. (b)
07/01/23	6.375%	90,000	94,500
CHS/Community Health Systems, Inc.
08/01/21	5.125%	190,000	192,375
02/01/22	6.875%	129,000	116,423
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	81,000	80,241
Emdeon, Inc.
12/31/19	11.000%	170,000	179,775
Emdeon, Inc. (b)
02/15/21	6.000%	60,000	58,500
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	182,000	199,927
10/15/24	4.750%	132,000	134,145
HCA, Inc.
05/01/23	4.750%	493,000	501,627
02/01/25	5.375%	631,000	637,903
HealthSouth Corp.
11/01/24	5.750%	36,000	36,468
Hologic, Inc. (b)
07/15/22	5.250%	89,000	92,783
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
02/15/21	7.875%	126,000	133,245
MEDNAX, Inc. (b)
12/01/23	5.250%	62,000	64,480
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	357,000	371,280
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	131,000	130,673
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	104,000	104,780
Tenet Healthcare Corp.
04/01/21	4.500%	350,000	351,750
04/01/22	8.125%	75,000	77,156
06/15/23	6.750%	173,000	165,647
Total			3,899,438
Healthcare Insurance 0.6%
Centene Corp.
05/15/22	4.750%	584,000	589,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Healthcare Insurance (continued)
Molina Healthcare, Inc. (b)
11/15/22	5.375%	$218,000	$223,995
Total			813,835
Home Construction 0.2%
Meritage Homes Corp.
04/01/22	7.000%	206,000	219,390
Independent Energy 3.0%
Anadarko Petroleum Corp.
03/15/40	6.200%	80,000	76,964
Antero Resources Corp.
12/01/22	5.125%	201,000	182,408
Canadian Natural Resources Ltd.
03/15/38	6.250%	125,000	114,979
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	374,000	329,587
Concho Resources, Inc.
04/01/23	5.500%	448,000	439,040
Continental Resources, Inc.
09/15/22	5.000%	315,000	271,491
06/01/44	4.900%	306,000	227,970
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	268,000	259,290
Diamondback Energy, Inc.
10/01/21	7.625%	223,000	229,690
Kosmos Energy Ltd. (b)
08/01/21	7.875%	200,000	168,000
Laredo Petroleum, Inc.
01/15/22	5.625%	14,000	11,690
03/15/23	6.250%	481,000	402,837
Newfield Exploration Co.
07/01/24	5.625%	96,000	90,000
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	361,000	359,195
RSP Permian, Inc.
10/01/22	6.625%	287,000	282,695
Woodside Finance Ltd. (b)
03/05/25	3.650%	290,000	268,732
Zhaikmunai LLP (b)
11/13/19	7.125%	273,000	216,407
Total			3,930,975
Integrated Energy 0.1%
Cenovus Energy, Inc.
09/15/42	4.450%	93,000	71,963
09/15/43	5.200%	100,000	81,654
Total			153,617

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Leisure 0.1%
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	$102,000	$98,940
Life Insurance 1.1%
Five Corners Funding Trust (b)
11/15/23	4.419%	1,189,000	1,250,507
MetLife, Inc.
03/01/45	4.050%	250,000	236,495
Total			1,487,002
Lodging 0.3%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	124,000	128,489
Playa Resorts Holding BV (b)
08/15/20	8.000%	215,000	211,237
Total			339,726
Media and Entertainment 4.1%
21st Century Fox America, Inc.
09/15/44	4.750%	465,000	481,344
AMC Networks, Inc.
12/15/22	4.750%	167,000	167,418
04/01/24	5.000%	113,000	113,424
Activision Blizzard, Inc. (b)
09/15/23	6.125%	409,000	438,653
Lamar Media Corp. (b)
02/01/26	5.750%	32,000	33,600
MDC Partners, Inc. (b)
04/01/20	6.750%	310,000	320,463
05/01/24	6.500%	320,000	326,800
Netflix, Inc.
02/15/22	5.500%	18,000	18,845
02/15/25	5.875%	421,000	443,102
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	290,000	303,050
Scripps Networks Interactive, Inc.
11/15/24	3.900%	450,000	454,288
06/15/25	3.950%	322,000	322,107
Sky PLC (b)
11/26/22	3.125%	885,000	896,332
Thomson Reuters Corp.
05/23/43	4.500%	455,000	416,193
Univision Communications, Inc. (b)
02/15/25	5.125%	611,000	603,362
Total			5,338,981
Metals 0.2%
ArcelorMittal (d)
08/05/20	6.250%	14,000	13,685
03/01/21	6.500%	33,000	32,505

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
02/25/22	7.250%	$207,000	$204,412
Total			250,602
Midstream 5.5%
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	464,000	469,970
Energy Transfer Equity LP
06/01/27	5.500%	208,000	166,920
Enterprise Products Operating LLC
02/15/45	5.100%	560,000	543,544
Kinder Morgan Energy Partners LP
02/15/23	3.450%	474,000	439,774
11/01/42	4.700%	365,000	286,733
03/01/43	5.000%	1,115,000	919,900
MPLX LP (b)
12/01/24	4.875%	754,000	696,121
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	453,000	405,197
11/01/24	3.600%	210,000	181,096
06/15/44	4.700%	1,026,000	766,330
Sabine Pass Liquefaction LLC
03/01/25	5.625%	363,000	346,211
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	60,000	55,350
11/15/23	4.250%	497,000	436,117
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	92,000	90,390
Tesoro Logistics LP/Finance Corp. (b)
10/15/22	6.250%	266,000	263,340
Western Gas Partners LP
07/01/22	4.000%	84,000	75,190
06/01/25	3.950%	74,000	63,401
Williams Companies, Inc. (The)
01/15/23	3.700%	48,000	35,880
06/24/24	4.550%	391,000	297,160
Williams Partners LP
09/15/45	5.100%	901,000	648,310
Total			7,186,934
Natural Gas 0.4%
Sempra Energy
12/01/23	4.050%	206,000	216,546
06/15/24	3.550%	350,000	355,184
Total			571,730
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	200,000	194,500
Other Industry 0.7%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	839,000	865,054

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	$200,000	$207,500
Packaging 1.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	160,000	154,800
Ball Corp.
12/15/20	4.375%	83,000	86,320
Berry Plastics Corp.
07/15/23	5.125%	120,000	120,900
Berry Plastics Corp. (b)
10/15/22	6.000%	145,000	151,888
Beverage Packaging Holdings (Luxembourg) II SA (b)
06/15/17	6.000%	246,000	244,001
Owens-Brockway Glass Container, Inc. (b)
08/15/23	5.875%	27,000	28,131
08/15/25	6.375%	100,000	105,125
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	246,000	239,850
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	197,000	204,018
Reynolds Group Issuer, Inc./LLC (d)
02/15/21	8.250%	88,000	90,200
Total			1,425,233
Pharmaceuticals 1.7%
Concordia Healthcare Corp. (b)
04/15/23	7.000%	196,000	168,070
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	366,000	343,125
Endo Finance LLC/Ltd./Finco, Inc. (b)
07/15/23	6.000%	100,000	94,125
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	145,000	148,987
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	166,000	170,449
Mallinckrodt International Finance SA/CB LLC (b)
04/15/20	4.875%	5,000	4,685
10/15/23	5.625%	89,000	80,768
04/15/25	5.500%	190,000	167,675
Quintiles Transnational Corp. (b)
05/15/23	4.875%	102,000	104,642
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	215,000	178,450
05/15/23	5.875%	44,000	34,485
04/15/25	6.125%	996,000	766,920
Total			2,262,381

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Property & Casualty 0.9%
Alliant Holdings I LP (b)
08/01/23	8.250%	$8,000	$7,960
HUB International Ltd. (b)
10/01/21	7.875%	605,000	595,925
Liberty Mutual Group, Inc. (b)
06/15/23	4.250%	600,000	618,388
Total			1,222,273
Railroads 0.1%
Canadian Pacific Railway Co.
08/01/45	4.800%	5,000	5,117
Panama Canal Railway Co. (b)
11/01/26	7.000%	148,104	147,734
Total			152,851
Retailers 0.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	185,000	186,850
Asbury Automotive Group, Inc. (b)
12/15/24	6.000%	41,000	41,410
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	141,000	139,238
L Brands, Inc.
11/01/35	6.875%	98,000	106,350
Penske Automotive Group, Inc.
12/01/24	5.375%	185,000	183,612
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	274,000	328,800
Rite Aid Corp. (b)
04/01/23	6.125%	140,000	148,400
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	31,000	33,015
Total			1,167,675
Technology 2.7%
Alliance Data Systems Corp. (b)
08/01/22	5.375%	406,000	380,625
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	309,000	332,175
Equinix, Inc.
04/01/23	5.375%	90,000	93,150
01/15/26	5.875%	258,000	272,061
First Data Corp. (b)
12/01/23	7.000%	335,000	338,350
01/15/24	5.750%	401,000	400,960
Hewlett Packard Enterprise Co. (b)
10/15/45	6.350%	270,000	265,351
Infor US, Inc. (b)
08/15/20	5.750%	23,000	23,690

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
MSCI, Inc. (b)
11/15/24	5.250%	$225,000		$232,312
Microsemi Corp. (b)
04/15/23	9.125%		89,000	97,678
NCR Corp.
12/15/23	6.375%		75,000	77,250
Qualitytech LP/Finance Corp.
08/01/22	5.875%		236,000	240,720
Riverbed Technology, Inc. (b)
03/01/23	8.875%		130,000	129,350
Solera LLC/Finance, Inc. (b)
03/01/24	10.500%		69,000	69,345
VeriSign, Inc.
04/01/25	5.250%		365,000	367,737
Zebra Technologies Corp.
10/15/22	7.250%		202,000	219,170
Total				3,539,924
Transportation Services 0.7%
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	4,442,603	252,969
ERAC U.S.A. Finance LLC (b)
11/01/25	3.800%		600,000	622,518
Hertz Corp. (The)
01/15/21	7.375%		13,000	13,260
10/15/22	6.250%		25,000	25,000
Total				913,747
Wireless 2.8%
Comcel Trust (b)
02/06/24	6.875%		202,000	188,870
Crown Castle International Corp.
01/15/23	5.250%		286,000	308,522
Numericable-SFR SA (b)
05/15/22	6.000%		228,000	222,300
05/15/24	6.250%		214,000	207,473
SBA Communications Corp
07/15/22	4.875%		132,000	133,650
SBA Telecommunications, Inc.
07/15/20	5.750%		124,000	128,030
Sprint Communications, Inc. (b)
03/01/20	7.000%		819,000	819,000
Sprint Corp.
09/15/23	7.875%		365,000	279,148
02/15/25	7.625%		19,000	14,108
T-Mobile USA, Inc.
03/01/23	6.000%		227,000	231,824
01/15/24	6.500%		47,000	48,880
03/01/25	6.375%		265,000	271,294
01/15/26	6.500%		291,000	302,276

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Wind Acquisition Finance SA (b)
07/15/20	4.750%	$272,000	$257,040
04/23/21	7.375%	242,000	219,010
Total			3,631,425
Wirelines 3.7%
AT&T, Inc.
06/15/45	4.350%	1,425,000	1,305,437
CenturyLink, Inc.
03/15/22	5.800%	182,000	175,102
04/01/25	5.625%	202,000	180,790
CenturyLink, Inc. (c)
04/01/24	7.500%	96,000	96,240
Frontier Communications Corp.
07/01/21	9.250%	189,000	192,780
Frontier Communications Corp. (b)
09/15/20	8.875%	69,000	71,674
09/15/22	10.500%	105,000	107,625
09/15/25	11.000%	392,000	393,960
Level 3 Communications, Inc.
12/01/22	5.750%	392,000	404,740
Level 3 Financing, Inc. (b)
01/15/24	5.375%	49,000	49,612
Telecom Italia SpA (b)
05/30/24	5.303%	342,000	352,260
Verizon Communications, Inc.
11/01/42	3.850%	917,000	827,795
03/15/55	4.672%	297,000	285,120
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	314,000	313,410
Zayo Group LLC/Capital, Inc. (b)(c)
05/15/25	6.375%	82,000	80,163
Total			4,836,708
Total Corporate Bonds & Notes (Cost: $68,997,226)			$68,592,707

Residential Mortgage-Backed Securities - Agency(a) 11.2%
Federal Home Loan Mortgage Corp.
10/01/26	8.000%	40,297	42,543
Federal Home Loan Mortgage Corp. (d)(f)
CMO IO Series 2957 Class SW
04/15/35	5.564%	1,918,199	349,381
CMO IO Series 318 Class S1
11/15/43	5.514%	4,419,918	1,117,356
CMO IO Series 326 Class S2
03/15/44	5.514%	851,184	194,619
CMO IO Series 3761 Class KS
06/15/40	5.564%	2,684,688	262,356
Federal Home Loan Mortgage Corp. (f)
CMO IO Series 4120 Class AI
11/15/39	3.500%	4,643,326	504,951
Federal National Mortgage Association
05/01/41	4.000%	299,341	319,324

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
Federal National Mortgage Association (c)
04/18/31- 04/13/46	3.000%	$3,000,000	$3,114,843
04/13/46	3.500%	4,000,000	4,193,906
Federal National Mortgage Association (d)(f)
CMO IO Series 2006-5 Class N1
08/25/34	1.895%	6,632,774	96,332
CMO IO Series 2006-5 Class N2
02/25/35	1.925%	10,092,543	379,257
CMO IO Series 2010-135 Class MS
12/25/40	5.517%	1,868,989	328,953
Federal National Mortgage Association (f)
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	2,860,449	309,318
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	4,247,738	518,333
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	2,801,483	513,107
Government National Mortgage Association (c)
04/20/46	3.000%	2,000,000	2,071,758
Government National Mortgage Association (f)
CMO IO Series 2014-190 Class AI
12/20/38	3.500%	2,058,471	288,549

Total Residential Mortgage-Backed Securities - Agency (Cost: $13,908,416)			$14,604,886

Residential Mortgage-Backed Securities - Non-Agency 9.6%
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)
05/25/47	4.000%	1,063,659	1,066,563
BCAP LLC Trust CMO Series 2012-RR11 Class 9A2 (b)
07/26/37	4.000%	3,638,471	3,647,445
COLT LLC Series 2015-A Class A1 (b)(d)(g)
07/27/20	3.433%	699,732	696,933
CTS Corp. (b)
02/27/36	3.750%	889,497	868,415
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A1 (b)(d)
11/25/37	2.813%	1,027,418	1,021,352
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	1,683,035	1,676,002
Credit Suisse Mortgage Capital Certificates (b)(d)
Series 2008-4R Class 3A4
01/26/38	2.846%	3,250,000	3,030,853

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	$459,729	$464,568

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $12,510,211)			$12,472,131

Commercial Mortgage-Backed Securities - Non-Agency 3.5%
GS Mortgage Securities Trust Series 2007-GG10 Class AM (d)
08/10/45	5.794%	2,750,000	2,620,013
Invitation Homes Trust Series 2015-SFR3 Class F (b)(d)
08/17/32	5.187%	1,000,000	956,024
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B (b)
12/25/32	5.071%	1,000,000	1,000,000

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $4,807,010)			$4,576,037

Asset-Backed Securities - Non-Agency 2.6%
Ares CLO Ltd. Series 2014-32A Class C (b)(d)
11/15/25	4.818%	750,000	657,811
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (b)(d)
10/15/26	7.126%	500,000	446,402
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC)
09/25/34	5.865%	104,870	106,920
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1 (b)(d)
11/25/25	4.521%	2,500,000	2,160,020

Total Asset-Backed Securities - Non-Agency (Cost: $3,724,019)			$3,371,153

Foreign Government Obligations(a)(h) 10.9%
Argentina 0.4%
Argentina Republic Government International Bond (d)(e)
12/31/33	0.000%	91,133	106,397
Provincia de Buenos Aires (b)
06/09/21	9.950%	150,000	157,603

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(h) (continued)
Argentina (continued)
Provincia de Cordoba (b)
08/17/17	12.375%	$199,000		$209,447
Total				473,447
Brazil 0.2%
Petrobras Global Finance BV
03/15/19	7.875%	298,000		285,782
Colombia 1.0%
Colombia Government International Bond
06/28/27	9.850%	COP	1,500,000,000	581,301
Ecopetrol SA
09/18/43	7.375%	480,000		439,200
Empresas Publicas de Medellin ESP (b)
02/01/21	8.375%	COP	766,000,000	243,031
09/10/24	7.625%	COP	136,000,000	39,221
Total				1,302,753

Costa Rica 0.2%
Costa Rica Government International Bond (b)
03/12/45	7.158%	357,000		325,763

Croatia 0.4%
Croatia Government International Bond (b)
01/26/24	6.000%	425,000		462,502

Dominican Republic 0.9%
Banco de Reservas de la Republica Dominicana Subordinated (b)
02/01/23	7.000%	208,000		200,304
Dominican Republic International Bond (b)
02/10/23	14.500%	DOP	3,600,000	89,593
04/20/27	8.625%	468,000		526,500
04/30/44	7.450%	281,000		290,835
Dominican Republic International Bond (b)(g)
01/08/21	14.000%	DOP	5,392,000	132,005
Total				1,239,237

Ecuador 0.1%
Ecuador Government International Bond (b)
03/24/20	10.500%	200,000		177,500

Georgia 0.3%
Georgian Railway JSC (b)
07/11/22	7.750%	312,000		329,940

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(h) (continued)
Hungary 0.7%
Hungary Government Bond
06/24/25	5.500%	HUF $	210,000,000	$926,830

Indonesia 0.4%
Indonesia Government International Bond (b)
04/25/22	3.750%	200,000		201,613
01/15/45	5.125%	200,000		198,922
Majapahit Holding BV (b)
06/29/37	7.875%	138,000		162,241
Total				562,776

Ivory Coast 0.2%
Ivory Coast Government International Bond (b)(d)
12/31/32	5.750%	309,000		285,053

Kazakhstan 0.2%
Kazakhstan Government International Bond (b)
07/21/45	6.500%	200,000		207,700

Malaysia 0.1%
Petronas Capital Ltd. (b)
08/12/19	5.250%	75,000		82,494

Mexico 1.3%
Comision Federal de Electricidad (b)
01/15/24	4.875%	329,000		338,048
Mexican Bonos
06/10/21	6.500%	MXN	50,000	3,039
06/09/22	6.500%	MXN	6,480,000	394,479
06/03/27	7.500%	MXN	1,980,000	127,176
Pemex Finance Ltd.
11/15/18	9.150%	213,125		229,369
(NPFGC)
08/15/17	10.610%	80,625		85,716
Petroleos Mexicanos
01/23/26	4.500%	102,000		95,013
11/12/26	7.470%	MXN	4,700,000	236,970
Petroleos Mexicanos (b)
09/12/24	7.190%	MXN	260,000	13,041
08/04/26	6.875%	200,000		216,119
Total				1,738,970

Paraguay 0.2%
Paraguay Government International Bond (b)
08/11/44	6.100%	212,000		215,710

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(h) (continued)
Peru 0.3%
Corporacion Financiera de Desarrollo SA (b)
02/08/22	4.750%	$300,000	$310,500
Peruvian Government International Bond (b)
08/12/26	8.200%	PEN	135,000	44,305
Total	354,805

Republic of Namibia 0.2%
Namibia International Bonds (b)
11/03/21	5.500%	200,000	208,000

Republic of the Congo —%
Congolese International Bond (b)(d)
06/30/29	4.000%	27,588	20,015

Romania 0.7%
Romania Government Bond
02/24/25	4.750%	RON	3,405,000	960,514

Russian Federation 1.1%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%	426,000	391,920
Gazprom OAO Via Gaz Capital SA (b)
03/07/22	6.510%	380,000	397,856
02/06/28	4.950%	425,000	384,636
Russian Foreign Bond - Eurobond (b)
04/04/42	5.625%	200,000	202,250
Total	1,376,662

Serbia 0.2%
Serbia International Bond (b)
12/03/18	5.875%	200,000	209,250

Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	398,000	409,741

Turkey 0.9%
Export Credit Bank of Turkey (b)
04/24/19	5.875%	200,000	210,142
Turkey Government International Bond
02/05/25	7.375%	798,000	956,403
Total	1,166,545

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(h) (continued)
United States 0.6%
Israel Government Bond
08/31/25	1.750%	ILS $	3,000,000	$799,707

Total Foreign Government Obligations (Cost: $14,230,465)				$14,121,696

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 (b)(e)(i)(j)
10/01/11	0.000%	332,106	165,814

Total Municipal Bonds (Cost: $332,106)			$165,814

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 6.5%
Aerospace & Defense 0.2%
Engility Corp. 1st Lien Term Loan (d)(k)
05/22/20	7.000%	295,881	284,045

Brokerage/Asset Managers/Exchanges 0.3%
RCS Capital Corp. (d)(k)
1st Lien Term Loan
04/29/19	0.000%	467,948	308,846
Term Loan
08/08/16	0.000%	94,999	94,999
08/09/16	9.000%	31,666	31,666
Total			435,511

Building Materials 0.1%
Contech Engineered Solutions LLC Term Loan (d)(k)
04/29/19	6.250%	145,875	145,238

Cable and Satellite 0.3%
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan (d)(k)
06/06/21	5.500%	433,324	415,991

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals 1.3%
Ascend Performance Materials Operations LLC Tranche B Term Loan (d)(k)
04/10/18	6.750%	$289,447	$264,193
HII Holding Corp. 2nd Lien Term Loan (d)(k)
12/21/20	9.750%	500,000	472,500
Ravago Holdings America, Inc. Term Loan (d)(k)
12/20/20	5.500%	980,000	975,100
Total			1,711,793

Consumer Cyclical Services 0.1%
Creative Artists Agency LLC Term Loan (d)(k)
12/17/21	5.500%	123,438	123,129

Consumer Products 0.1%
Fender Musical Instruments Corp. Term Loan (d)(k)
04/03/19	5.750%	78,750	77,765
Varsity Brands, Inc. 1st Lien Term Loan (d)(k)
12/10/21	5.000%	98,750	98,380
Total			176,145

Diversified Manufacturing 0.1%
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan (d)(k)
05/06/22	8.250%	150,000	142,500

Electric 0.9%
TPF Generation Holdings LLC Term Loan (d)(k)
12/31/17	4.750%	989,838	927,973
Texas Competitive Electric Holdings Co. LLC Term Loan (d)(k)
06/30/16	4.913%	624,903	173,929
Windsor Financing LLC Tranche B Term Loan (d)(k)
12/05/17	6.250%	100,007	96,007
Total			1,197,909

Environmental 0.2%
STI Infrastructure SARL Term Loan (d)(k)
08/22/20	6.250%	339,230	284,953

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 1.2%
Amaya Holdings BV Tranche B 1st Lien Term Loan (d)(k)
08/01/21	5.000%	$495,003	$453,814
Cannery Casino Resorts LLC 2nd Lien Term Loan (d)(k)
10/02/19	12.500%	103,770	101,695
Scientific Games International, Inc. Tranche B2 Term Loan (d)(k)
10/01/21	6.000%	987,500	953,402
Total			1,508,911

Independent Energy 0.1%
Samson Investment Co. Tranche 1 2nd Lien Term Loan (d)(e)(k)
09/25/18	0.000%	530,000	8,613
Templar Energy LLC 2nd Lien Term Loan (d)(k)
11/25/20	8.500%	1,000,000	99,000
Total			107,613

Media and Entertainment 0.2%
iHeartCommunications, Inc. Tranche D Term Loan (d)(k)
01/30/19	7.183%	417,100	288,842

Oil Field Services 0.4%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (d)(k)
03/31/21	6.000%	870,957	309,738
Fieldwood Energy LLC 2nd Lien Term Loan (d)(k)
09/30/20	8.375%	1,000,000	173,750
Total			483,488

Other Industry 0.3%
Sensus U.S.A., Inc. 2nd Lien Term Loan (d)(k)
05/09/18	8.500%	350,000	347,375

Paper 0.3%
Caraustar Industries, Inc. Term Loan (d)(k)
05/01/19	8.000%	347,411	337,857

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers 0.1%
Academy Ltd. Term Loan (d)(k)
07/01/22	5.000%	$70,328	$66,800
Sports Authority, Inc. (The) Tranche B Term Loan (d)(k)
11/16/17	0.000%	948,449	94,845
Total			161,645

Technology 0.3%
Infogroup, Inc. Tranche B Term Loan (d)(k)
05/26/18	7.000%	246,204	227,200
Mitel US Holdings, Inc. Term Loan (d)(k)
04/29/22	5.500%	140,159	139,940
Total			367,140
Total Senior Loans (Cost: $13,149,588)			$8,520,085

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (g)(i)(l)(m)		2,000	$—
TOTAL FINANCIALS			—
Total Common Stocks (Cost: $—)			$—

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(n)
	10,000,000	2.15	09/13/21	6,903
Total Options Purchased Puts (Cost: $142,500)				$6,903

			Shares	Value

Money Market Funds 8.6%
Columbia Short-Term Cash Fund, 0.420% (o)(p)			11,150,016	11,150,016
Total Money Market Funds (Cost: $11,150,016)				$11,150,016

Total Investments
(Cost: $142,951,557) (q)	$137,581,428(r)
Other Assets & Liabilities, Net	(7,461,736)
Net Assets	$130,119,692

At March 31, 2016, cash totaling $1,268,007 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays	04/05/2016	27,330,000	MXN	1,580,161	USD	—	(1,552)
Barclays	04/05/2016	1,508,986	USD	27,330,000	MXN	72,727	—
Barclays	05/11/2016	252,000,000	HUF	913,739	USD	878	—
Barclays	05/11/2016	1,575,070	USD	27,330,000	MXN	6,788	—
BNP Paribas	05/11/2016	3,000,000	ILS	792,968	USD	—	(6,239)
Citi	05/10/2016	1,764,870	EUR	1,973,693	USD	—	(36,751)
Citi	05/10/2016	1,343,647	USD	11,100,000	SEK	25,418	—
Deutsche Bank	04/05/2016	3,731,000	RON	916,708	USD	—	(33,394)
HSBC	04/05/2016	300,000,000	CLP	438,789	USD	—	(8,999)
HSBC	04/05/2016	157,000,000	JPY	1,380,123	USD	—	(14,918)
HSBC	04/05/2016	435,129	USD	300,000,000	CLP	12,658	—
HSBC	04/05/2016	1,384,248	USD	157,000,000	JPY	10,793	—
HSBC	05/11/2016	2,700,000,000	COP	890,217	USD	—	(7,822)
Standard Chartered	04/05/2016	450,000	GBP	646,607	USD	293	—
Standard Chartered	04/05/2016	637,361	USD	450,000	GBP	8,953	—
Standard Chartered	04/22/2016	16,500,000	CNH	2,506,837	USD	—	(43,908)
Standard Chartered	05/11/2016	1,314,000	BRL	385,185	USD	—	(3,536)
Standard Chartered	05/11/2016	1,523,000,000	KRW	1,327,233	USD	—	(946)
Standard Chartered	05/11/2016	646,666	USD	450,000	GBP	—	(282)
State Street	04/26/2016	3,879,000	NZD	2,580,544	USD	—	(97,493)
State Street	05/11/2016	870,000	CAD	670,335	USD	428	—
Total						138,936	(255,840)

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND	88	AUD	8,833,682	06/2016	22,296	—
LONG GILT	5	GBP	870,511	06/2016	—	(1,193)
US 2YR NOTE	23	USD	5,031,250	06/2016	—	(309)
US ULTRA BOND CBT	8	USD	1,380,250	06/2016	—	(8,763)
Total			16,115,693		22,296	(10,265)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(281)	USD	(36,639,766)	06/2016	—	(3,190)
US 5YR NOTE (CBT)	(129)	USD	(15,630,164)	06/2016	—	(31,424)
Total			(52,269,930)		—	(34,614)

Credit Default Swap Contracts Outstanding at March 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	4,600,000	353,722	(408,756)	(1,406)	—	(56,440)
Barclays	Republic of South Africa	12/20/2020	1.000	765,000	59,843	(74,805)	(234)	—	(15,196)
Barclays	Republic of South Africa	12/20/2020	1.000	735,000	57,496	(71,590)	(225)	—	(14,319)
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	1,570,000	95,691	(126,311)	(480)	—	(31,100)
Total								—	(117,055)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095%	250,000	17,451	—	146	17,597	—
Morgan Stanley*	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	4.380%	4,600,000	54,992	—	7,028	62,020	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095%	1,300,000	2,636	—	759	3,395	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452%	800,000	24,726	—	467	25,193	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452%	1,000,000	39,612	—	583	40,195	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452%	500,000	37,861	—	292	38,153	—
Total									186,553	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	U.S. CPI Urban Consumers NSA	Receive	1.971	12/15/2045	USD	1,500,000	—	5,099	—
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.985	03/23/2025	USD	4,000,000	—	—	(97,376)
Morgan Stanley	U.S. CPI Urban Consumers NSA	Receive	1.960	02/11/2025	USD	1,000,000	—	—	(30,956)
Morgan Stanley*	28-Day MXN TIIE-Banxico	Pay	6.361	10/24/2025	MXN	17,000,000	(9)	25,478	—
Morgan Stanley*	28-Day MXN TIIE-Banxico	Pay	5.985	01/21/2026	MXN	8,000,000	(1)	—	(3,016)
Morgan Stanley*	28-Day MXN TIIE-Banxico	Pay	5.960	02/02/2026	MXN	20,000,000	—	—	(9,429)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.783	02/04/2026	USD	900,000	(29)	—	(12,392)
Total								30,577	(153,169)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $55,656,792 or 42.77% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2016, the value of these securities amounted to $746,939, which represents 0.57% of net assets.

(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $828,938, which represents 0.64% of net assets.

(h)	Principal and interest may not be guaranteed by the government.
(i)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $165,814, which represents 0.13% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 0.000%	10/04/2004	332,106
Fairlane Management Corp.	09/23/2002	—

(j)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2016, the value of these securities amounted to $165,814 or 0.13% of net assets.

(k)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(l)	Negligible market value.
(m)	Non-income producing investment.
(n)	Purchased swaption contracts outstanding at March 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	10,000,000	142,500	6,903

(o)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,187,337	11,783,465	(6,820,786)	11,150,016	7,743	11,150,016

(q)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $142,952,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,527,000
Unrealized Depreciation	(8,762,000)
Net Unrealized Depreciation	$(5,235,000)

(r)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
RON	Romania, New Lei
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	68,592,707	—		68,592,707
Residential Mortgage-Backed Securities - Agency	—	14,604,886	—		14,604,886
Residential Mortgage-Backed Securities - Non-Agency	—	9,840,220	2,631,911		12,472,131
Commercial Mortgage-Backed Securities - Non-Agency	—	4,576,037	—		4,576,037
Asset-Backed Securities - Non-Agency	—	3,371,153	—		3,371,153
Foreign Government Obligations	—	13,989,691	132,005		14,121,696
Municipal Bonds	—	165,814	—		165,814
Senior Loans	—	6,437,232	2,082,853		8,520,085
Common Stocks
Financials	—	—	0	(a)	0 (a)
Options Purchased Puts	—	6,903	—		6,903
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—		11,150,016
Total Investments	—	121,584,643	4,846,769		137,581,428
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	138,936	—		138,936
Futures Contracts	22,296	—	—		22,296
Swap Contracts	—	217,130	—		217,130
Liabilities
Forward Foreign Currency Exchange Contracts	—	(255,840)	—		(255,840)
Futures Contracts	(44,879)	—	—		(44,879)
Swap Contracts	—	(270,224)	—		(270,224)
Total	(22,583)	121,414,645	4,846,769		137,388,847

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financials assets between Level 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)		Total ($)
Balance as of December 31, 2015	4,176,498	130,020	2,536,783	0	(a)	6,843,301
Increase (decrease) in accrued discounts/premiums	(2,687)	(213)	8	—		(2,892)
Realized gain (loss)	262	—	(739)	—		(477)
Change in unrealized appreciation (depreciation)(b)	109	2,198	62,180	—		64,487
Sales	(328,366)	—	(126,982)	0	(a)	(455,348)
Purchases	—	—	—	—		—
Transfers into Level 3	—	—	—	—		—
Transfers out of Level 3	(1,213,905)	—	(388,397)	—		(1,602,302)
Balance as of March 31, 2016	2,631,911	132,005	2,082,853	—		4,846,769

(a) Rounds to zero.

(b) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2016 was $66,042, which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $109, Foreign Government Obligations of $2,198 and Senior Loans of $63,735.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans, foreign government obligations, and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Consolidated Portfolio of Investments

Variable Portfolio – AQR Managed Futures Strategy Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 28.9%

U.S. Treasury Bills
04/07/16	0.230%	$559,000	$558,976
06/02/16	0.160%	20,862,000	20,856,388
07/21/16	0.270%	1,202,000	1,201,008
07/28/16	0.290%	38,691,000	38,654,901
08/04/16	0.300%	21,670,000	21,647,507
08/18/16	0.340%	5,685,000	5,677,638
09/01/16	0.350%	1,230,000	1,228,208
09/22/16	0.380%	425,000	424,225

Total Treasury Bills (Cost: $90,208,633)			$90,248,851

	Shares	Value

Money Market Funds 65.4%

Columbia Short-Term Cash Fund, 0.420% (a)(b)	133,682,210	$133,682,210

	Shares	Value

Money Market Funds (continued)

JPMorgan Prime Money Market Fund, Capital Shares, 0.420% (a)(c)	35,852,340	$35,852,340
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.170% (a)	35,000,000	35,000,000
Total Money Market Funds (Cost: $204,534,550)		$204,534,550
Total Investments
(Cost: $294,743,183) (d)		$294,783,401(e)
Other Assets & Liabilities, Net		17,791,188
Net Assets		$312,574,589

At March 31, 2016, securities and cash totaling $21,709,125 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/15/2016	16,753,000 AUD	11,967,585 USD	—	(830,704)
Citi	06/15/2016	8,331,000 BRL	2,034,525 USD	—	(236,191)
Citi	06/15/2016	7,246,000 CAD	5,358,734 USD	—	(220,829)
Citi	06/15/2016	184,000 CHF	185,215 USD	—	(6,776)
Citi	06/15/2016	2,337,943,000 COP	703,498 USD	—	(69,597)
Citi	06/15/2016	1,462,000 EUR	1,669,086 USD	1,679	—
Citi	06/15/2016	31,515,000 EUR	34,888,322 USD	—	(1,054,454)
Citi	06/15/2016	1,260,000 GBP	1,813,473 USD	3,367	—
Citi	06/15/2016	39,208,000 GBP	55,287,652 USD	—	(1,038,269)
Citi	06/15/2016	51,000 HKD	6,563 USD	—	(15)
Citi	06/15/2016	319,452,000 HUF	1,162,521 USD	5,781	—
Citi	06/15/2016	416,119,000 HUF	1,475,413 USD	—	(31,360)
Citi	06/15/2016	3,718,000 ILS	960,235 USD	—	(31,298)
Citi	06/15/2016	44,462,112 INR	648,066 USD	—	(15,789)
Citi	06/15/2016	1,419,859,000 JPY	12,732,797 USD	89,872	—
Citi	06/15/2016	200,051,000 JPY	1,766,188 USD	—	(15,136)
Citi	06/15/2016	24,997,401,000 KRW	20,394,013 USD	—	(1,385,097)
Citi	06/15/2016	150,979,000 MXN	8,396,654 USD	—	(284,105)
Citi	06/15/2016	4,467,000 MYR	1,100,352 USD	—	(51,337)
Citi	06/15/2016	83,715,000 NOK	9,717,195 USD	—	(395,967)
Citi	06/15/2016	75,142,000 NZD	50,028,897 USD	—	(1,710,140)
Citi	06/15/2016	33,910,000 PHP	710,333 USD	—	(25,337)
Citi	06/15/2016	15,503,000 PLN	3,919,041 USD	—	(232,093)
Citi	06/15/2016	87,596,000 SEK	10,325,955 USD	—	(493,143)
Citi	06/15/2016	2,334,000 SGD	1,665,308 USD	—	(65,571)
Citi	06/15/2016	19,723,000 TRY	6,533,333 USD	—	(328,935)
Citi	06/15/2016	104,455,000 TWD	3,155,282 USD	—	(94,263)
Citi	06/15/2016	38,790,363 USD	52,203,000 AUD	1,089,605	—
Citi	06/15/2016	445,344 USD	580,000 AUD	—	(2,258)
Citi	06/15/2016	2,902,042 USD	11,043,000 BRL	107,863	—
Citi	06/15/2016	76,859 USD	279,000 BRL	—	(814)
Citi	06/15/2016	5,406,828 USD	7,246,000 CAD	172,735	—
Citi	06/15/2016	136,718 USD	132,000 CHF	1,015	—
Citi	06/15/2016	261,818 USD	180,987,000 CLP	6,582	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	06/15/2016	12,505 USD	8,428,000 CLP	—	(6)
Citi	06/15/2016	745,993 USD	2,391,425,000 COP	44,786	—
Citi	06/15/2016	14,179 USD	42,722,000 COP	—	(52)
Citi	06/15/2016	62,612,835 USD	57,161,000 EUR	2,579,139	—
Citi	06/15/2016	5,926,292 USD	4,167,000 GBP	59,990	—
Citi	06/15/2016	12,251,023 USD	8,469,000 GBP	—	(84,521)
Citi	06/15/2016	93,118 USD	724,000 HKD	252	—
Citi	06/15/2016	1,785,988 USD	505,763,000 HUF	45,387	—
Citi	06/15/2016	295,204 USD	81,213,000 HUF	—	(1,131)
Citi	06/15/2016	3,136,959 USD	42,448,598,000 IDR	59,208	—
Citi	06/15/2016	4,330,644 USD	16,593,000 ILS	94,450	—
Citi	06/15/2016	4,779,865 USD	326,272,000 INR	91,637	—
Citi	06/15/2016	42,634,307 USD	4,824,643,990 JPY	326,021	—
Citi	06/15/2016	8,092,394 USD	905,267,010 JPY	—	(31,578)
Citi	06/15/2016	9,903,312 USD	11,612,749,000 KRW	214,353	—
Citi	06/15/2016	1,754,229 USD	2,011,220,000 KRW	—	(1,944)
Citi	06/15/2016	4,326,927 USD	75,964,000 MXN	40,734	—
Citi	06/15/2016	1,258,085 USD	21,706,000 MXN	—	(10,067)
Citi	06/15/2016	647,904 USD	2,677,000 MYR	42,285	—
Citi	06/15/2016	8,180,918 USD	69,258,000 NOK	185,771	—
Citi	06/15/2016	4,979,359 USD	7,402,000 NZD	117,289	—
Citi	06/15/2016	3,357,157 USD	4,851,000 NZD	—	(17,000)
Citi	06/15/2016	2,626,751 USD	123,379,000 PHP	49,932	—
Citi	06/15/2016	6,478,472 USD	25,084,000 PLN	238,102	—
Citi	06/15/2016	1,536,797 USD	5,733,000 PLN	—	(1,710)
Citi	06/15/2016	14,017,676 USD	116,090,000 SEK	320,753	—
Citi	06/15/2016	344,603 USD	2,783,000 SEK	—	(871)
Citi	06/15/2016	1,949,676 USD	2,673,000 SGD	32,603	—
Citi	06/15/2016	11,965,347 USD	35,770,000 TRY	480,190	—
Citi	06/15/2016	1,491,432 USD	48,549,000 TWD	18,904	—
Citi	06/15/2016	2,218,692 USD	34,672,000 ZAR	95,505	—
Citi	06/15/2016	646,145 USD	9,665,000 ZAR	—	(1,050)
Citi	06/15/2016	96,809,000 ZAR	6,041,866 USD	—	(419,691)
Total				6,615,790	(9,189,099)

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	42	EUR	11,980,805	09/2016	—	(5,123)
3MO EURO EURIBOR	71	EUR	20,257,305	12/2016	3,266	—
3MO EURO EURIBOR	106	EUR	30,243,300	03/2017	10,451	—
3MO EURO EURIBOR	135	EUR	38,515,490	06/2017	10,891	—
3MO EURO EURIBOR	176	EUR	50,207,780	09/2017	17,794	—
3MO EURO EURIBOR	219	EUR	62,465,109	12/2017	—	(6,801)
3MO EURO EURIBOR	142	EUR	40,492,392	03/2018	—	(18,185)
90DAY EURO$ FUTR	146	USD	36,222,600	09/2016	4,608	—
90DAY EURO$ FUTR	172	USD	42,645,250	12/2016	4,927	—
90DAY EURO$ FUTR	173	USD	42,873,725	03/2017	36,596	—
90DAY EURO$ FUTR	152	USD	37,650,400	06/2017	65,257	—
90DAY EURO$ FUTR	135	USD	33,422,625	09/2017	75,205	—
90DAY EURO$ FUTR	127	USD	31,421,388	12/2017	85,805	—
90DAY EURO$ FUTR	119	USD	29,425,725	03/2018	36,697	—
90 DAY STERLING	131	GBP	23,375,117	09/2016	4,272	—
90DAY STERLING	166	GBP	29,614,417	12/2016	—	(187)
90DAY STERLING	212	GBP	37,813,210	03/2017	66,870	—
90DAY STERLING	187	GBP	33,340,676	06/2017	69,966	—
90DAY STERLING	161	GBP	28,693,512	09/2017	65,695	—
90DAY STERLING	145	GBP	25,831,570	12/2017	68,496	—
90DAY STERLING	137	GBP	24,396,542	03/2018	1,750	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUDUSD Crncy Fut	67	USD	5,125,500	06/2016	44,839	—
AUST 10Y BOND FUT	45	AUD	4,517,224	06/2016	49,972	—
CAN 10YR BOND FUT	159	CAD	17,271,777	06/2016	—	(89,841)
COCOA FUTURE - ICE	37	GBP	1,149,976	07/2016	—	(4,463)
DJIA MINI e-CBOT	43	USD	3,782,925	06/2016	12,535	—
EURO BUXL 30Y BND	20	EUR	3,835,633	06/2016	24,555	—
Euro CHF 3MO ICE	5	CHF	1,311,554	03/2017	—	(1,266)
EURO FX CURR FUT	103	USD	14,692,950	06/2016	254,557	—
EURO-BOBL FUTURE	33	EUR	4,922,896	06/2016	6,203	—
EURO-BUND FUTURE	44	EUR	8,177,039	06/2016	28,062	—
FTSE/JSE TOP 40	46	ZAR	1,457,948	06/2016	—	(29,724)
GOLD 100 OZ FUTR	90	USD	11,120,400	06/2016	—	(100,877)
JPN YEN CURR FUT	402	USD	44,742,600	06/2016	337,440	—
LEAN HOGS FUTURE	5	USD	161,700	06/2016	—	(1,003)
LONG GILT FUTURE	71	GBP	12,361,251	06/2016	13,636	—
MSCI TAIWAN INDEX	19	USD	611,800	04/2016	5,701	—
PLATINUM FUTURE	4	USD	195,500	07/2016	—	(139)
S&P MID 400 EMINI	4	USD	576,480	06/2016	—	(249)
S&P/TSX 60 IX FUT	2	CAD	242,387	06/2016	—	(656)
S&P500 EMINI FUT	18	USD	1,846,350	06/2016	—	(2,166)
SILVER FUTURE	36	USD	2,783,520	05/2016	—	(17,536)
SOYBEAN FUTURE	27	USD	1,229,512	05/2016	—	(570)
SOYBEAN OIL FUTR	81	USD	1,663,092	05/2016	61,969	—
SUGAR #11 (WORLD)	343	USD	5,896,856	04/2016	—	(246,732)
US 10YR NOTE (CBT)	203	USD	26,469,297	06/2016	55,134	—
US 2YR NOTE (CBT)	469	USD	102,593,750	06/2016	96,306	—
US 5YR NOTE (CBT)	387	USD	46,890,492	06/2016	155,823	—
US LONG BOND(CBT)	85	USD	13,977,188	06/2016	—	(19,351)
Total				1,050,496,535	1,775,278	(544,869)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AMSTERDAM IDX FUT	(15)	EUR	(1,501,004)	04/2016	4,696	—
AUST 3YR BOND FUT	(382)	AUD	(32,785,346)	06/2016	—	(108,486)
BANK ACCEPT FUTR	(137)	CAD	(26,142,079)	09/2016	8,941	—
BANK ACCEPT FUTR	(92)	CAD	(17,557,036)	12/2016	6,599	—
BP CURRENCY FUT	(140)	USD	(12,576,375)	06/2016	—	(100,538)
BRENT CRUDE FUTR	(32)	USD	(1,290,560)	04/2016	16,084	—
C$ CURRENCY FUT	(44)	USD	(3,391,080)	06/2016	—	(76,868)
CAC40 10 EURO FUT	(139)	EUR	(6,933,297)	04/2016	100,142	—
COCOA FUTURE	(2)	USD	(59,180)	07/2016	451	—
COFFEE ‘C’ FUTURE	(4)	USD	(191,175)	05/2016	—	(13,458)
CORN FUTURE	(58)	USD	(1,019,350)	05/2016	15,751	—
COTTON NO.2 FUTR	(108)	USD	(3,155,760)	05/2016	—	(9,717)
DAX INDEX FUTURE	(21)	EUR	(5,973,974)	06/2016	—	(14,608)
Euro CHF 3MO ICE	(11)	CHF	(2,884,561)	09/2016	—	(326)
Euro CHF 3MO ICE	(2)	CHF	(524,570)	12/2016	—	(1)
EURO STOXX 50	(194)	EUR	(6,470,258)	06/2016	123,540	—
FTSE 100 IDX FUT	(40)	GBP	(3,511,917)	06/2016	—	(20,807)
FTSE/MIB IDX FUT	(24)	EUR	(2,416,353)	06/2016	73,956	—
GASOLINE RBOB FUT	(56)	USD	(3,402,638)	04/2016	—	(21,768)
HANG SENG IDX FUT	(34)	HKD	(4,559,792)	04/2016	—	(105,434)
H-SHARES IDX FUT	(34)	HKD	(1,972,761)	04/2016	—	(65,075)
IBEX 35 INDX FUTR	(25)	EUR	(2,472,059)	04/2016	70,534	—
KC HRW WHEAT FUT	(29)	USD	(690,562)	05/2016	—	(30,666)
LME NICKEL FUTURE	(9)	USD	(458,055)	06/2016	19,553	—
LME PRI ALUM FUTR	(35)	USD	(1,326,938)	06/2016	—	(13,240)
LME ZINC FUTURE	(1)	USD	(45,369)	06/2016	—	(171)
Low Su Gasoil G	(53)	USD	(1,900,050)	05/2016	48,916	—
MSCI SING IX ETS	(43)	SGD	(1,017,376)	04/2016	—	(2,920)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
NASDAQ 100 E-MINI	(3)	USD	(268,575)	06/2016	—	(7,127)
NATURAL GAS FUTR	(112)	USD	(2,194,080)	04/2016	—	(169,097)
NEW ZEALAND $ FUT	(80)	USD	(5,516,800)	06/2016	—	(94,835)
NY Harb ULSD Fut	(17)	USD	(846,447)	04/2016	33,465	—
Russell 2000 Mini	(48)	USD	(5,326,080)	06/2016	—	(148,987)
SGX Nifty 50	(144)	USD	(2,242,800)	04/2016	—	(18,732)
SPI 200 FUTURES	(54)	AUD	(5,242,513)	06/2016	—	(32,706)
TOPIX INDX FUTR	(43)	JPY	(5,148,385)	06/2016	—	(37,982)
WTI CRUDE FUTURE	(59)	USD	(2,262,060)	04/2016	38,603	—
Total			(175,277,215)		561,231	(1,093,549)

Total Return Swap Contracts on Futures at March 31, 2016

		Expiration	Trading	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount ($)	Appreciation ($)	(Depreciation) ($)
Barclays	EURO-BOBL	06/2016	EUR	42,068,383	—	(152,743)
Barclays	EURO-BUND	06/2016	EUR	14,123,976	—	(50,462)
Barclays	EURO-SCHATZ	06/2016	EUR	58,639,260	—	(120,991)
Barclays	JPN 10YR BOND (OSE)	06/2016	JPY	17,476,565	18,353	—
Barclays	LONG GILT	06/2016	GBP	7,660,494	16,674	—
Citi	COPPER	05/2016	USD	(163,725)	—	(7,698)
Citi	CORN	05/2016	USD	(2,829,575)	87,975	—
Citi	GASOLINE RBOB	04/2016	USD	(486,091)	—	(13,474)
Citi	SOYBEAN	05/2016	USD	2,504,563	—	(4,372)
Citi	SOYBEAN MEAL (CBT)	05/2016	USD	(1,648,830)	—	(26,820)
Citi	SOYBEAN OIL	05/2016	USD	1,683,624	25,500	—
Citi	WHEAT	05/2016	USD	(3,764,325)	—	(78,909)
Citi	WHEAT KCBT	05/2016	USD	(333,375)	—	(9,292)
Citi	WTI CRUDE	04/2016	USD	(1,073,520)	19,600	—
Deutsche Bank	COFFEE	05/2016	USD	(95,588)	—	(2,625)
Deutsche Bank	LEAN HOGS	06/2016	USD	2,651,880	—	(49,428)
Deutsche Bank	SOYBEAN MEAL (CBT)	05/2016	USD	(1,216,350)	—	(21,995)
JPMorgan	H-SHARES INDEX	04/2016	HKD	(812,313)	—	(27,803)
JPMorgan	MSCI TAIWAN INDEX	04/2016	USD	837,200	5,683	—
JPMorgan	SGX CNX NIFTY ETS	04/2016	USD	(249,200)	—	(3,496)
JPMorgan	SWISS MKT IX	06/2016	CHF	(9,014,851)	97,775	—
Total					271,560	(570,108)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	123,856,886	139,731,243	(129,905,919)	133,682,210	194,612	133,682,210

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $294,743,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$40,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$40,000

(e)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Treasury Bills	90,248,851	—	—	90,248,851
Money Market Funds	70,852,340	—	—	70,852,340
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	133,682,210
Total Investments	161,101,191	—	—	294,783,401
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	6,615,790	—	6,615,790
Futures Contracts	2,336,509	—	—	2,336,509
Total Return Swap Contracts on Futures	—	271,560	—	271,560
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9,189,099)	—	(9,189,099)
Futures Contracts	(1,638,418)	—	—	(1,638,418)
Total Return Swap Contracts on Futures	—	(570,108)	—	(570,108)
Total	161,799,282	(2,871,857)	—	292,609,635

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio — Multi-Manager Diversified Income Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 9.8%
U.S. Large Cap 9.8%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	7,082	$118,700
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	3,517	127,188
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	1,116	17,736
Total		263,624
Total Equity Funds (Cost: $253,827)		$263,624

Fixed-Income Funds 87.2%
Emerging Markets 17.1%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	51,198	460,782
High Yield 40.5%
Columbia Variable Portfolio — High Yield Bond Fund, Class 1 (a)	154,137	1,025,012
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	8,266	68,519
Total		1,093,531

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 29.6%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	36,648	$379,306
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	6,283	66,473
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	12,683	140,531
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	20,072	213,768
Total		800,078
Total Fixed-Income Funds (Cost: $2,390,698)		$2,354,391

Exchange-Traded Funds 3.8%
iShares 20+ Year Treasury Bond ETF	402	52,505
iShares iBoxx $ Investment Grade Corporate Bond ETF	413	49,073
Total Exchange-Traded Funds (Cost: $101,622)		$101,578
Total Investments (Cost: $2,746,147)		$2,719,593(c	)
Other Assets & Liabilities, Net		(20,817)
Net Assets		$2,698,776

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1 Shares	25,000	—	(25,000)	—	—	—	—	—
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	108,874	12,852	(5,171)	(375)	116,180	—	—	118,700
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	448,426	29,760	(14,646)	(1,251)	462,289	—	8,305	460,782
Columbia Variable Portfolio — High Yield Bond Fund, Class 1	1,038,951	58,956	(27,147)	(3,453)	1,067,307	—	—	1,025,012
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	71,993	3,801	(2,801)	(478)	72,515	—	—	68,519
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	371,532	14,971	(12,246)	(237)	374,020	—	—	379,306
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	143,377	45,765	(64,059)	(3,731)	121,352	—	—	127,188
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	65,413	3,255	(2,305)	(65)	66,298	—	—	66,473
Variable Portfolio — American Century Diversified Bond Fund, Class 1	138,133	5,525	(4,148)	(157)	139,353	—	—	140,531

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Sit Dividend Growth Fund, Class 1	15,526	1,766	(984)	(13)	16,295	—	—	17,736
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	208,562	45,197	(44,749)	(94)	208,916	—	—	213,768
Total	2,635,787	221,848	(203,256)	(9,854)	2,644,525	—	8,305	2,618,015

(b)	Non-income producing investment.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	101,578	—	—	101,578
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	263,624
Fixed-Income Funds	—	—	—	2,354,391
Total Investments	101,578	—	—	2,719,593

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Fixed-Income Funds 93.3%
Emerging Markets 11.8%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	48,344	$435,091
High Yield 27.5%
Columbia Variable Portfolio — High Yield Bond Fund, Class 1 (a)	151,666	1,008,581
Investment Grade 54.0%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	36,308	375,789
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	63,653	603,433
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	5,110	54,068
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	34,675	384,199
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	15,967	177,231
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	34,576	368,230
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	1,720	17,544
Total		1,980,494
Total Fixed-Income Funds (Cost: $3,445,434)		$3,424,166

	Shares	Value

Alternative Investment Funds 5.8%
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 (a)(b)	11,233	$108,055
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 (a)	11,396	103,705
Total Alternative Investment Funds (Cost: $214,462)		$211,760

Exchange-Traded Funds 1.0%
iShares 20+ Year Treasury Bond ETF	278	36,310
Total Exchange-Traded Funds (Cost: $35,798)		$36,310

Money Market Funds 0.5%
Columbia Variable Portfolio — Cash Management Fund, Class 1 Shares, 0.010% (a)(c)	17,349	$17,349
Total Money Market Funds (Cost: $17,349)		$17,349
Total Investments (Cost: $3,713,043)		$3,689,585(d	)
Other Assets & Liabilities, Net		(20,363)
Net Assets		$3,669,222

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1 Shares	53,274	271	(36,196)	—	17,349	—	1	17,349
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	105,289	6,458	(3,211)	(156)	108,380	—	—	108,055
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	428,551	28,828	(22,544)	(1,210)	433,625	—	7,904	435,091
Columbia Variable Portfolio — High Yield Bond Fund, Class 1	1,026,507	52,128	(31,183)	(3,715)	1,043,737	—	—	1,008,581
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	371,776	13,502	(15,098)	(295)	369,885	—	—	375,789
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	706,435	122,150	(193,234)	(21,179)	614,172	—	—	603,433
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	53,756	2,740	(2,374)	(69)	54,053	—	—	54,068
Variable Portfolio — American Century Diversified Bond Fund, Class 1	379,674	13,907	(14,535)	(437)	378,609	—	—	384,199
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	108,891	8,546	(10,930)	(425)	106,082	—	—	103,705
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	175,527	(1,320)	(1)	174,206	—	—	177,231

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	362,162	17,556	(19,974)	(21)	359,723	—	—	368,230
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	17,424	—	—	—	17,424	—	—	17,544
Total	3,613,739	441,613	(350,599)	(27,508)	3,677,245	—	7,905	3,653,275

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	36,310	—	—	36,310
Investments measured at NAV per share practical expedient
Fixed-Income Funds	—	—	—	3,424,166
Alternative Investment Funds	—	—	—	211,760
Money Market Funds	—	—	—	17,349
Total Investments	36,310	—	—	3,689,585

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Lazard International Equity Advantage Fund (formerly Variable Portfolio – Pyrford International Equity Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.2%
AUSTRALIA 9.8%
Brambles Ltd.	2,663,808	$24,678,052
Computershare Ltd.	2,656,888	19,885,697
Newcrest Mining Ltd. (a)	809,860	10,480,377
QBE Insurance Group Ltd.	1,666,444	13,926,000
Rio Tinto Ltd.	300,182	9,774,334
Telstra Corp., Ltd.	1,644,638	6,711,729
Woodside Petroleum Ltd.	955,318	19,109,992
Woolworths Ltd.	1,238,813	20,966,654
Total		125,532,835
BELGIUM 2.6%
Colruyt SA	318,501	18,556,018
Proximus SADP	421,377	14,401,326
Total		32,957,344
CHINA 2.8%
China Mobile Ltd.	1,876,000	20,776,642
CNOOC Ltd.	13,164,000	15,362,990
Total		36,139,632
FINLAND 1.1%
KONE OYJ, Class B	283,759	13,677,591
FRANCE 6.5%
Air Liquide SA	162,801	18,319,494
Legrand SA	208,121	11,662,242
Rubis SCA	181,064	14,539,727
Sanofi	269,715	21,747,546
Total SA	358,357	16,335,441
Total		82,604,450
GERMANY 5.8%
Brenntag AG	306,725	17,520,920
Deutsche Post AG	783,553	21,772,989
GEA Group AG	301,638	14,759,054
SAP SE	243,658	19,713,072
Total		73,766,035
HONG KONG 3.9%
ASM Pacific Technology Ltd.	2,190,600	17,246,106
Hongkong Electric Holdings Ltd.	1,534,500	15,705,008
VTech Holdings Ltd.	1,393,600	16,542,588
Total		49,493,702
ISRAEL 1.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	4,186,910	9,446,672

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL (CONTINUED)
Teva Pharmaceutical Industries Ltd.	185,292	$9,998,985
Total		19,445,657
JAPAN 9.0%
ABC-Mart, Inc.	148,500	9,503,975
Japan Tobacco, Inc.	460,395	19,162,862
KDDI Corp.	729,300	19,458,293
Mitsubishi Electric Corp.	1,910,000	20,012,842
Nihon Kohden Corp.	577,800	14,354,921
Sumitomo Rubber Industries Ltd.	1,162,400	17,960,515
Toyota Tsusho Corp.	667,700	15,073,945
Total		115,527,353
MALAYSIA 4.1%
Axiata Group Bhd	15,370,800	23,200,039
Lafarge Malaysia Bhd	2,032,800	4,689,273
Magnum Bhd	6,867,500	4,347,745
Malayan Banking Bhd	8,717,583	20,148,266
Total		52,385,323
NETHERLANDS 4.5%
Koninklijke Vopak NV	390,736	19,458,725
RELX NV	949,833	16,585,103
Unilever NV-CVA	489,823	21,951,997
Total		57,995,825
NORWAY 1.7%
Telenor ASA	1,373,221	22,221,264
SINGAPORE 4.9%
ComfortDelGro Corp., Ltd.	5,164,000	11,192,331
SembCorp Industries Ltd.	3,251,016	7,276,198
Singapore Technologies Engineering Ltd.	7,625,800	18,261,659
United Overseas Bank Ltd.	1,183,000	16,547,801
Venture Corp., Ltd.	1,419,000	8,796,862
Total		62,074,851
SWEDEN 3.2%
ASSA ABLOY AB, Class B	468,339	9,241,882
Atlas Copco AB, Class A	580,825	14,616,764
Svenska Cellulosa AB, Class B	549,813	17,181,974
Total		41,040,620
SWITZERLAND 12.3%
Givaudan SA	4,511	8,847,950
Nestlé SA, Registered Shares	572,756	42,798,106

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND (CONTINUED)
Novartis AG, Registered Shares	384,052	$27,838,827
Panalpina Welttransport Holding AG	70,196	7,840,518
Roche Holding AG, Genusschein Shares	147,317	36,264,296
Schindler Holding AG	49,269	9,084,701
Syngenta AG, Registered Shares	20,063	8,346,108
Zurich Insurance Group AG	67,331	15,636,225
Total		156,656,731
TAIWAN 4.0%
Advantech Co., Ltd.	1,439,607	10,578,991
Chunghwa Telecom Co., Ltd.	5,542,000	18,857,667
MediaTek, Inc.	2,341,000	17,957,509
Merida Industry Co., Ltd.	732,000	3,238,073
Total		50,632,240
UNITED KINGDOM 15.5%
BP PLC	2,543,289	12,790,268
British American Tobacco PLC	405,299	23,808,314
GlaxoSmithKline PLC	969,948	19,670,389
Legal & General Group PLC	5,168,627	17,459,922
National Grid PLC	1,649,251	23,384,156
Royal Dutch Shell PLC, Class A	808,792	19,639,720
Royal Dutch Shell PLC, Class B	578,259	14,118,909
Scottish & Southern Energy PLC	665,216	14,254,806

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Sky PLC	1,031,504	$15,170,527
United Utilities Group PLC	1,339,818	17,761,405
Vodafone Group PLC	6,540,080	20,777,725
Total		198,836,141
Total Common Stocks (Cost: $1,228,256,964)		$1,190,987,594

Preferred Stocks 1.7%
GERMANY 1.7%
Fuchs Petrolub SE	480,989	$21,490,413
Total Preferred Stocks (Cost: $19,534,202)		$21,490,413

	Shares	Value

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 0.420% (b)(c)	58,069,950	$58,069,950
Total Money Market Funds (Cost: $58,069,950)		$58,069,950

Total Investments
(Cost: $1,305,861,116) (d)		$1,270,547,957(e)
Other Assets & Liabilities, Net		7,969,333
Net Assets		$1,278,517,290

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,236,119	31,013,842	(25,180,011)	58,069,950	49,688	58,069,950

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $1,305,861,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$90,697,000
Unrealized Depreciation	(126,010,000)
Net Unrealized Depreciation	$(35,313,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	125,532,835	—	125,532,835
Belgium	—	32,957,344	—	32,957,344
China	—	36,139,632	—	36,139,632
Finland	—	13,677,591	—	13,677,591
France	—	82,604,450	—	82,604,450
Germany	—	73,766,035	—	73,766,035
Hong Kong	—	49,493,702	—	49,493,702
Israel	—	19,445,657	—	19,445,657
Japan	—	115,527,353	—	115,527,353
Malaysia	—	52,385,323	—	52,385,323
Netherlands	—	57,995,825	—	57,995,825
Norway	—	22,221,264	—	22,221,264
Singapore	—	62,074,851	—	62,074,851
Sweden	—	41,040,620	—	41,040,620
Switzerland	—	156,656,731	—	156,656,731
Taiwan	—	50,632,240	—	50,632,240
United Kingdom	—	198,836,141	—	198,836,141
Total Common Stocks	—	1,190,987,594	—	1,190,987,594
Preferred Stocks
Germany	—	21,490,413	—	21,490,413
Investments measured at NAV per share practical expedient Money Market Funds	—	—	—	58,069,950
Total Investments	—	1,212,478,007	—	1,270,547,957

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 20, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 20, 2016